Victory Portfolios	Schedule of Portfolio Investments
Victory Integrity Discovery Fund	March 31, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Common Stocks (99.2%)

Banks (26.8%):
Atlantic Capital Bancshares, Inc.(a)	46,060	$547
Bridge Bancorp, Inc.	28,909	612
Carolina Financial Corp.	13,339	345
Civista Bancshares, Inc.	34,316	513
Equity Bancshares, Inc., Class A(a)	26,049	449
Financial Institutions, Inc.	8,889	161
First Bancorp, Inc., Class A	4,149	96
First Bank/Hamilton NJ	46,390	322
First Foundation, Inc.	52,421	536
First Internet Bancorp	26,373	433
First Mid Bancshares, Inc.	26,047	618
Franklin Financial Network, Inc.	12,066	246
FVCBankcorp, Inc.(a)(b)	29,230	389
German American Bancorp, Inc., Class A	27,962	768
HarborOne Bancorp, Inc.(a)	67,991	512
Heritage Commerce Corp.	79,450	609
Heritage Financial Corp.	17,800	356
Hometrust Bancshares, Inc.	33,680	536
Howard Bancorp, Inc.(a)	30,508	331
Independent Bank Corp.	42,748	550
Mercantile Bank Corp.	26,058	552
Origin Bancorp, Inc.	24,470	496
Peoples Bancorp, Inc.	28,175	624
People’s Utah Bancorp	24,790	480
QCR Holdings, Inc.	22,370	606
SB One Bancorp	19,389	330
Smartfinancial, Inc.	36,550	556
Southern National Bancorp of Virginia, Inc.	56,246	553
The First Bancshares, Inc.	25,420	485
Trico Bancshares	5,092	152
Univest Financial Corp.	40,040	653
Washington Trust Bancorp, Inc.	17,637	645
		15,061
Capital Markets (1.7%):
Cowen, Inc., Class A(b)	59,370	574
Diamond Hill Investment Group, Inc.	4,158	375
		949
Communication Services (1.7%):
Entravision Communications Corp., Class A	140,450	285
The E.W. Scripps Co., Class A	37,808	285

Security Description	Shares	Value
The Marcus Corp.	31,150	$384
		954
Consumer Discretionary (8.4%):
BJ’s Restaurants, Inc.	14,133	196
Century Communities, Inc.(a)	20,966	304
Chico’s FAS, Inc.	133,436	172
Hibbett Sports, Inc.(a)(b)	25,427	278
M/I Homes, Inc.(a)	17,632	291
Malibu Boats, Inc., Class A(a)	19,100	550
MarineMax, Inc.(a)(b)	28,604	298
Modine Manufacturing Co.(a)	54,099	176
Motorcar Parts of America, Inc.(a)(b)	40,500	509
OneWater Marine, Inc.(a)(b)	23,500	180
Potbelly Corp.(a)	128,000	396
Shoe Carnival, Inc.(b)	21,500	447
Universal Electronics, Inc.(a)	9,784	376
Zumiez, Inc.(a)	30,500	528
		4,701
Consumer Finance (1.0%):
EZCORP, Inc., Class A(a)	134,730	562

Consumer Staples (0.2%):
Rite Aid Corp.(a)	9,303	140

Energy (4.1%):
DHT Holdings, Inc.(b)	56,316	432
Earthstone Energy, Inc., Class A(a)	95,793	169
International Seaways, Inc.	16,541	395
Magnolia Oil & Gas Corp., Class A(a)(b)	44,232	177
Matrix Service Co.(a)	39,575	374
Natural Gas Services Group, Inc.(a)	35,000	156
Newpark Resources, Inc.(a)	129,940	117
Solaris Oilfield Infrastructure, Inc., Class A(b)	42,436	223
Tidewater, Inc.(a)(b)	35,732	253
		2,296
Health Care (6.4%):
Community Health Systems, Inc.(a)(b)	65,601	219
Hanger, Inc.(a)	33,043	515
Invacare Corp.(b)	98,700	733
Owens & Minor, Inc.	80,350	736
RadNet, Inc.(a)	49,571	521
RTI Surgical Holdings, Inc.(a)	211,630	362

Security Description	Shares	Value
Surgery Partners, Inc.(a)(b)	29,620	$193
Varex Imaging Corp.(a)	13,468	306
		3,585
Industrials (14.2%):
CIRCOR International, Inc.(a)(b)	13,482	157
Columbus McKinnon Corp.	22,717	568
Covenant Transport Group, Inc., Class A(a)	41,301	358
CRA International, Inc.	13,981	467
Ducommon, Inc.(a)	9,215	229
DXP Enterprise, Inc.(a)	22,239	273
Eagle Bulk Shipping, Inc.(a)(b)	215,440	399
Echo Global Logistics, Inc.(a)	37,177	635
Foundation Building Materials, Inc.(a)	27,320	281
Great Lakes Dredge & Dock Corp.(a)	66,412	551
Heidrick & Struggles International, Inc.	19,225	433
Heritage-Crystal Clean, Inc.(a)	23,991	390
Kelly Services, Inc., Class A(b)	41,954	532
Maxar Technologies, Inc.(b)	27,588	294
MYR Group, Inc.(a)	20,842	546
NN, Inc.	99,780	173
Park-Ohio Holdings Corp.(b)	17,500	331
SP Plus Corp.(a)	25,341	525
Spartan Motors, Inc.	35,500	458
Team, Inc.(a)	57,198	372
Triumph Group, Inc.	15,053	102
		8,074
Information Technology (14.9%):
Axcelis Technologies, Inc.(a)	43,850	803
Bel Fuse, Inc., Class B	33,674	328
Cerence, Inc.(a)	23,196	357
Cohu, Inc.	41,200	510
CTS Corp.	25,416	633
Diebold Nixdorf, Inc.(a)	63,640	224
Digi International, Inc.(a)	54,330	518
Extreme Networks, Inc.(a)	93,101	288
Harmonic, Inc.(a)(b)	160,000	921
I3 Verticals, Inc., Class A(a)(b)	30,508	582
Ichor Holdings Ltd.(a)	13,900	266
Impinj, Inc.(a)(b)	16,083	269
Infinera Corp.(a)(b)	69,916	371
Mitek Systems, Inc.(a)	81,983	646
Mobileiron, Inc.(a)	99,000	376
Onto Innovation, Inc.(a)	17,100	507

Security Description	Shares	Value
Photronics, Inc.(a)(b)	85,170	$874
		8,473
Insurance (2.1%):
HCI Group, Inc.(b)	13,339	537
Heritage Insurance Holdings, Inc.	62,000	664
		1,201
Materials (4.3%):
Haynes International, Inc.	24,780	511
Koppers Holdings, Inc.(a)	17,804	220
Kraton Corp.(a)	15,000	122
Schnitzer Steel Industries, Inc.	43,860	571
SunCoke Energy, Inc.	129,020	497
Verso Corp., Class A(a)	42,740	482
		2,403
Mortgage Real Estate Investment Trusts (0.3%):
Western Asset Mortgage Capital Corp.(b)	84,725	194

Real Estate (7.1%):
Bluerock Residential Growth REIT, Inc.	62,227	347
Catchmark Timber Trust, Inc., Class A	70,000	506
Cedar Realty Trust, Inc.	230,000	215
City Office REIT, Inc.	65,684	475
Community Healthcare Trust, Inc.	8,988	344
Global Medical REIT, Inc.	44,000	445
Jernigan Capital, Inc.	30,423	333
NexPoint Residential Trust, Inc.	4,800	121
Plymouth Industrial REIT, Inc.	38,831	433
UMH Properties, Inc.	36,645	398
Urstadt Biddle Properties, Inc., Class A	23,509	331
		3,948
Thrifts & Mortgage Finance (6.0%):
Bridgewater Bancshares, Inc.(a)	56,000	546
First Defiance Financial Corp.	56,700	837
Home Bancorp, Inc.	15,000	366
Homestreet, Inc.	26,502	589
Meridian Bancorp, Inc.	36,300	407
PCSB Financial Corp.	47,400	663
		3,408
Total Common Stocks (Cost $79,896)		55,949

Security Description	Shares	Value
Collateral for Securities Loaned^ (11.4%)
BlackRock Liquidity Funds TempFund Portfolio, Institutional, Class, 0.71%(c)	151,108	$151
Fidelity Investments Money Market Government Portfolio, Class I, 0.32%(c)	1,837,085	1,837
Fidelity Investments Prime Money Market Portfolio, Class I, 0.60%(c)	75,378	75
Goldman Sachs Financial Square Prime Obligations Fund, Institutional, Class, 0.85%(c)	1,050,799	1,051
JPMorgan Prime Money Market Fund, Capital, Class, 0.92%(c)	601,298	601
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional, Class, 0.94%(c)	2,703,551	2,704
Total Collateral for Securities Loaned (Cost $6,419)		6,419
Total Investments (Cost $86,315) — 110.6%		62,368
Liabilities in excess of other assets — (10.6)%		(5,989)
NET ASSETS - 100.00%		$56,379

^	Purchased with cash collateral from securities on loan.
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Rate disclosed is the daily yield on March 31, 2020.

REIT—Real Estate Investment Trust

Victory Portfolios	Schedule of Portfolio Investments
Victory Integrity Mid-Cap Value Fund	March 31, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Common Stocks (99.0%)

Communication Services (1.3%):
Cinemark Holdings, Inc.	49,925	$509
Nexstar Media Group, Inc., Class A	14,626	844
Take-Two Interactive Software, Inc.(a)	7,311	867
		2,220
Consumer Discretionary (6.4%):
Advance Auto Parts, Inc.	5,899	550
Aramark(b)	62,852	1,255
Best Buy Co., Inc.	7,335	418
Brunswick Corp.	38,034	1,345
D.R. Horton, Inc.	37,470	1,274
Foot Locker, Inc.	19,979	441
Newell Brands, Inc.	95,181	1,264
Penske Automotive Group, Inc.	31,050	870
PulteGroup, Inc.	37,704	842
Ralph Lauren Corp.	15,586	1,042
Visteon Corp.(a)(b)	21,873	1,049
Wyndham Destinations, Inc.	39,679	861
		11,211
Consumer Staples (4.6%):
Lamb Weston Holdings, Inc.	22,052	1,259
Post Holdings, Inc.(a)	19,661	1,631
The Clorox Co.	5,556	963
The Kroger Co.	67,814	2,043
Tyson Foods, Inc., Class A	36,778	2,129
		8,025
Energy (2.6%):
Diamondback Energy, Inc.	29,205	765
EOG Resources, Inc.	20,065	721
Hess Corp.	29,377	978
Murphy Oil Corp.(b)	47,656	292
Noble Energy, Inc.	84,044	508
Pioneer Natural Resources Co.	19,580	1,373
		4,637
Financials (16.4%):
American Financial Group, Inc.	25,982	1,821
Arthur J. Gallagher & Co.	34,742	2,831
Assurant, Inc.	16,427	1,710
Blackstone Mortgage Trust, Inc., Class A(b)	20,583	383
Brown & Brown, Inc.	41,200	1,492
Everest Re Group Ltd.	9,543	1,836
Fidelity National Financial, Inc.	50,321	1,252
Fifth Third Bancorp	128,985	1,915

Security Description	Shares	Value
LPL Financial Holdings, Inc.	26,154	$1,424
M&T Bank Corp.	19,200	1,986
Northern Trust Corp.	34,499	2,602
Raymond James Financial, Inc.	20,689	1,308
Regions Financial Corp.	234,707	2,105
Sterling Bancorp	90,973	951
Voya Financial, Inc.	55,875	2,266
W.R. Berkley Corp.	38,232	1,995
Western Alliance Bancorp	38,974	1,193
		29,070
Health Care (9.8%):
Encompass Health Corp.	39,576	2,534
Hill-Rom Holdings, Inc.	20,099	2,022
Hologic, Inc.(a)	70,968	2,491
Laboratory Corp. of America Holdings(a)	19,512	2,466
McKesson Corp.	18,049	2,441
Perrigo Co. PLC	49,400	2,376
Zimmer Biomet Holdings, Inc.	27,535	2,783
		17,113
Industrials (16.5%):
AECOM(a)	24,570	733
Beacon Roofing Supply, Inc.(a)	64,107	1,060
Colfax Corp.(a)	30,617	606
Crane Co.	21,822	1,073
Cummins, Inc.	5,618	760
Curtiss-Wright Corp.	13,791	1,274
Fortune Brands Home & Security, Inc.	17,955	777
ITT, Inc.	23,000	1,043
Kansas City Southern	21,515	2,737
Knight-Swift Transportation Holdings, Inc.	54,541	1,789
L3Harris Technologies, Inc.	10,810	1,948
Old Dominion Freight Line, Inc.	14,866	1,951
Oshkosh Corp.	26,165	1,683
Owens Corning, Inc.	33,478	1,299
Quanta Services, Inc.	72,907	2,314
Regal Beloit Corp.	21,549	1,357
Republic Services, Inc.	31,782	2,386
Stanley Black & Decker, Inc.	17,266	1,728
Textron, Inc.	40,611	1,083
Wabtec Corp.(b)	26,246	1,263
		28,864
Information Technology (11.0%):
Arrow Electronics, Inc.(a)	34,375	1,783

Security Description	Shares	Value
Flex Ltd.(a)	151,700	$1,270
Jabil, Inc.	19,131	470
Leidos Holdings, Inc.	19,399	1,778
Lumentum Holdings, Inc.(a)	15,253	1,124
Microchip Technology, Inc.	24,968	1,692
MKS Instruments, Inc.	20,524	1,672
Motorola Solutions, Inc.	10,509	1,397
NCR Corp.(a)	71,680	1,269
NortonLifeLock, Inc.	65,375	1,223
Nuance Communications, Inc.(a)	108,538	1,821
ON Semiconductor Corp.(a)	102,867	1,280
Qorvo, Inc.(a)	13,986	1,128
Western Digital Corp.	35,596	1,481
		19,388
Materials (6.8%):
Albemarle Corp.(b)	17,457	984
Carpenter Technology Corp.	49,650	968
FMC Corp.	19,409	1,586
Freeport-McMoRan, Inc.	231,942	1,566
Huntsman Corp.	93,726	1,352
Martin Marietta Materials, Inc.	9,133	1,728
Newmont Goldcorp Corp.	25,599	1,159
Reliance Steel & Aluminum Co.	14,205	1,244
Westrock Co.	47,184	1,333
		11,920
Real Estate (12.0%):
Alexandria Real Estate Equities, Inc.	10,516	1,441
Americold Realty Trust	53,259	1,813
Apartment Investment & Management Co.	62,185	2,186
Camden Property Trust	25,629	2,031
Duke Realty Investments, Inc.	84,038	2,722
Essex Property Trust, Inc.	6,200	1,365
Healthpeak Properties, Inc.	102,428	2,444
Host Hotels & Resorts, Inc.	159,006	1,755
Medical Properties Trust, Inc.	121,087	2,094
STORE Capital Corp.(b)	80,820	1,464
Weyerhaeuser Co.	102,323	1,734
		21,049
Utilities (11.6%):
Alliant Energy Corp.	45,758	2,210
CenterPoint Energy, Inc.	100,852	1,558
DTE Energy Co.	24,002	2,280
Edison International	30,356	1,663

Security Description	Shares	Value
Evergy, Inc.	43,041	$2,369
FirstEnergy Corp.	61,609	2,469
Pinnacle West Capital Corp.	19,764	1,498
PPL Corp.	114,882	2,836
UGI Corp.	47,069	1,255
Vistra Energy Corp.	35,247	563
Xcel Energy, Inc.(b)	28,382	1,711
		20,412
Total Common Stocks (Cost $228,067)		173,909

Collateral for Securities Loaned^ (1.8%)
BlackRock Liquidity Funds TempFund Portfolio, Institutional, Class, 0.71%(c)	75,241	75
Fidelity Investments Money Market Government Portfolio, Class I, 0.32%(c)	914,736	915
Fidelity Investments Prime Money Market Portfolio, Class I, 0.60%(c)	37,533	38
Goldman Sachs Financial Square Prime Obligations Fund, Institutional, Class, 0.85%(c)	523,222	523
JPMorgan Prime Money Market Fund, Capital, Class, 0.92%(c)	299,403	299
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional, Class, 0.94%(c)	1,346,174	1,346
Total Collateral for Securities Loaned (Cost $3,196)		3,196
Total Investments (Cost $231,263) — 100.8%		177,105
Liabilities in excess of other assets — (0.8)%		(1,391)
NET ASSETS - 100.00%		$175,714

^	Purchased with cash collateral from securities on loan.
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Rate disclosed is the daily yield on March 31, 2020.

PLC—Public Limited Company

Victory Portfolios	Schedule of Portfolio Investments
Victory Integrity Small-Cap Value Fund	March 31, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Common Stocks (98.8%)

Banks (17.4%):
Ameris Bancorp	231,700	$5,505
Banc of California, Inc.(a)	675,100	5,401
BancorpSouth Bank(a)	714,053	13,510
Banner Corp.	366,700	12,116
Berkshire Hills Bancorp, Inc.	774,200	11,505
Carolina Financial Corp.	245,300	6,346
Cathay General Bancorp	633,200	14,532
First Bancorp, Inc., Class A	249,000	5,747
First Commonwealth Financial Corp.	1,328,480	12,142
First Financial Bancorp	368,768	5,498
First Merchants Corp.(a)	515,100	13,645
Fulton Financial Corp.(a)	1,063,948	12,225
Great Western Bancorp, Inc.	723,800	14,823
Hancock Whitney Corp., Class B	368,386	7,191
Heritage Financial Corp.	387,600	7,752
Independent Bank Corp.	165,900	10,679
Investors Bancorp, Inc.	833,400	6,659
PacWest Bancorp	456,100	8,173
Renasant Corp.(a)	572,300	12,499
Sterling Bancorp	995,679	10,405
United Community Banks, Inc.	759,016	13,898
Veritex Holdings, Inc.	832,300	11,627
WesBanco, Inc.	626,000	14,836
Western Alliance Bancorp	556,523	17,035
		253,749
Capital Markets (1.8%):
LPL Financial Holdings, Inc.	30,000	1,633
Piper Sandler Cos.	178,413	9,022
Stifel Financial Corp.	393,739	16,254
		26,909
Communication Services (1.4%):
Gray Television, Inc.(b)	869,600	9,340
Lions Gate Entertainment, Class B(b)	1,265,300	7,061
The Marcus Corp.	325,200	4,006
		20,407
Consumer Discretionary (6.5%):
American Eagle Outfitters, Inc.	1,084,481	8,621
Asbury Automotive Group, Inc.(b)	134,602	7,434
Brunswick Corp.	323,386	11,438
Century Communities, Inc.(b)	666,600	9,673

Security Description	Shares	Value
Crocs, Inc.(b)	269,800	$4,584
Foot Locker, Inc.	165,700	3,654
G-III Apparel Group Ltd.(b)	428,490	3,299
Helen of Troy Ltd.(a)(b)	74,500	10,730
Jack in the Box, Inc.(a)	225,341	7,898
KB Home	161,900	2,930
Kontoor Brands, Inc.(a)	216,100	4,143
Marriott Vacations Worldwide Corp.	65,700	3,652
Penn National Gaming, Inc.(b)	221,448	2,801
TRI Pointe Group, Inc.(b)	875,500	7,678
Wolverine World Wide, Inc.	470,300	7,148
		95,683
Consumer Staples (3.5%):
BJ’s Wholesale Club Holdings, Inc.(a)(b)	712,800	18,154
Performance Food Group Co.(b)	237,609	5,874
Rite Aid Corp.(b)	260,100	3,902
Sanderson Farms, Inc.	106,400	13,122
The Simply Good Foods Co.(a)(b)	506,100	9,747
		50,799
Energy (3.0%):
Euronav NV	706,200	7,966
Frontline Ltd.(a)	772,300	7,422
Helix Energy Solutions Group, Inc.(b)	2,389,902	3,919
Magnolia Oil & Gas Corp., Class A(a)(b)	1,597,994	6,392
Noble Energy, Inc.	1,169,100	7,061
PDC Energy, Inc.(b)	407,600	2,531
World Fuel Services Corp.	362,000	9,116
		44,407
Health Care (3.7%):
CONMED Corp.	199,824	11,444
Magellan Health, Inc.(b)	255,106	12,273
Select Medical Holdings Corp.(b)	909,567	13,644
Syneos Health, Inc.(b)	404,200	15,934
		53,295
Industrials (14.6%):
AAR Corp.	416,100	7,390
AECOM(b)	207,800	6,203
Aerojet Rocketdyne Holdings, Inc.(b)	299,467	12,526
AZZ, Inc.	430,400	12,103
Beacon Roofing Supply, Inc.(b)	590,272	9,763
Builders FirstSource, Inc.(b)	498,500	6,097
Chart Industries, Inc.(b)	101,100	2,930
Clean Harbors, Inc.(b)	219,800	11,285

Security Description	Shares	Value
Colfax Corp.(b)	244,100	$4,833
Curtiss-Wright Corp.	43,200	3,992
EMCOR Group, Inc.	227,656	13,959
Hertz Global Holdings, Inc.(b)	434,000	2,682
Hub Group, Inc., Class A(a)(b)	307,952	14,003
ITT, Inc.	181,400	8,228
Kennametal, Inc.(a)	493,300	9,185
Meritor, Inc.(a)(b)	869,878	11,526
Oshkosh Corp.	63,400	4,079
Quanta Services, Inc.	123,000	3,903
Regal Beloit Corp.	194,500	12,244
Saia, Inc.(a)(b)	237,781	17,486
SkyWest, Inc.	271,116	7,101
Team, Inc.(a)(b)	626,784	4,074
The Timken Co.	212,100	6,859
Trinity Industries, Inc.	246,900	3,968
Triumph Group, Inc.	378,500	2,559
Werner Enterprises, Inc.(a)	432,900	15,697
		214,675
Information Technology (15.3%):
Belden, Inc.(a)	336,100	12,126
Cohu, Inc.	478,900	5,929
Conduent, Inc.(b)	1,710,900	4,192
CTS Corp.	381,900	9,505
Diebold Nixdorf, Inc.(a)(b)	1,435,900	5,054
Diodes, Inc.(b)	289,556	11,766
Flex Ltd.(b)	968,196	8,109
FormFactor, Inc.(b)	758,476	15,237
Infinera Corp.(a)(b)	2,006,900	10,637
Jabil, Inc.	207,500	5,100
KBR, Inc.	881,289	18,225
Knowles Corp.(b)	851,700	11,396
Lumentum Holdings, Inc.(b)	258,500	19,051
MACOM Technology Solutions Holdings, Inc.(a)(b)	659,300	12,481
NCR Corp.(b)	446,539	7,904
Nuance Communications, Inc.(b)	644,745	10,819
Perspecta, Inc.	740,228	13,502
Sanmina Corp.(b)	398,585	10,873
TTM Technologies, Inc.(b)	1,213,030	12,544
Verint Systems, Inc.(b)	238,846	10,270
Viavi Solutions, Inc.(b)	907,400	10,172
		224,892

Security Description	Shares	Value
Insurance (5.5%):
American Equity Investment Life Holding Co.	426,500	$8,018
James River Group Holdings Ltd.	249,800	9,053
Kemper Corp.	226,159	16,819
Kinsale Capital Group, Inc.(a)	89,300	9,335
RLI Corp.	205,013	18,027
Stewart Information Services Corp.	297,400	7,932
The Hanover Insurance Group, Inc.	135,067	12,234
		81,418
Materials (4.3%):
Carpenter Technology Corp.	375,979	7,331
Cleveland-Cliffs, Inc.	803,000	3,172
Domtar Corp.(a)	324,600	7,024
Element Solutions, Inc.(b)	1,002,100	8,378
Forterra, Inc.(a)(b)	713,800	4,269
Louisiana-Pacific Corp.(a)	618,600	10,628
O-I Glass, Inc.	624,400	4,439
Summit Materials, Inc., Class A(b)	1,148,100	17,221
		62,462
Mortgage Real Estate Investment Trusts (0.5%):
Blackstone Mortgage Trust, Inc., Class A	127,000	2,365
Ladder Capital Corp.	873,200	4,139
Western Asset Mortgage Capital Corp.(a)	622,400	1,425
		7,929
Real Estate (11.2%):
Alexander & Baldwin, Inc.	771,400	8,655
CareTrust REIT, Inc.	703,800	10,409
City Office REIT, Inc.(a)	759,000	5,488
DiamondRock Hospitality Co.	1,683,341	8,551
Essential Properties Realty Trust, Inc.	755,600	9,868
First Industrial Realty Trust, Inc.	659,597	21,917
Healthcare Realty Trust, Inc.	169,200	4,726
Kite Realty Group Trust	783,798	7,423
Lexington Realty Trust(a)	1,949,700	19,360
Mack Cali Realty Corp.	987,135	15,034
Physicians Realty Trust	1,207,582	16,834
SITE Centers Corp.	1,340,221	6,983
STAG Industrial, Inc.(a)	741,237	16,693
Summit Hotel Properties, Inc.	1,287,805	5,435
Sunstone Hotel Investors, Inc.	737,642	6,425
		163,801

Security Description	Shares	Value
Thrifts & Mortgage Finance (0.8%):
MGIC Investment Corp.	971,000	$6,166
Washington Federal, Inc.(a)	232,600	6,038
		12,204
Utilities (9.3%):
ALLETE, Inc.	252,969	15,350
Avista Corp.	101,800	4,325
Black Hills Corp.	234,023	14,984
New Jersey Resources Corp.	395,385	13,431
NorthWestern Corp.	246,791	14,766
ONE Gas, Inc.	180,901	15,127
PNM Resources, Inc.	430,325	16,353
Portland General Electric Co.	152,300	7,301
Southwest Gas Holdings, Inc.	282,370	19,642
Spire, Inc.	197,400	14,702
		135,981
Total Common Stocks (Cost $1,864,887)		1,448,611

Collateral for Securities Loaned ^(3.6%)
BlackRock Liquidity Funds TempFund Portfolio, Institutional, Class, 0.71%(c)	1,254,966	1,255
Fidelity Investments Money Market Government Portfolio, Class I, 0.32%(c)	15,257,185	15,257
Fidelity Investments Prime Money Market Portfolio, Class I, 0.60%(c)	626,019	626
Goldman Sachs Financial Square Prime Obligations Fund, Institutional, Class, 0.85%(c)	8,727,003	8,727
JPMorgan Prime Money Market Fund, Capital, Class, 0.92%(c)	4,993,841	4,994
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional, Class, 0.94%(c)	22,453,283	22,453
Total Collateral for Securities Loaned (Cost $53,312)		53,312
Total Investments (Cost $1,918,199) — 102.4%		1,501,923
Liabilities in excess of other assets — (2.4)%		(35,136)
NET ASSETS - 100.00%		$1,466,787

^	Purchased with cash collateral from securities on loan.
(a)	All or a portion of this security is on loan.
(b)	Non-income producing security.
(c)	Rate disclosed is the daily yield on March 31, 2020.

REIT—Real Estate Investment Trust

Victory Portfolios	Schedule of Portfolio Investments
Victory Integrity Small/Mid-Cap Value Fund	March 31, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Common Stocks (98.7%)

Communication Services (1.4%):
Cinemark Holdings, Inc.	31,742	$323
Lions Gate Entertainment, Class B(a)	83,415	466
Nexstar Media Group, Inc., Class A	7,960	460
		1,249
Consumer Discretionary (7.3%):
American Eagle Outfitters, Inc.	64,001	508
Aramark	35,511	709
Brunswick Corp.	21,831	772
Crocs, Inc.(a)	13,008	221
Foot Locker, Inc.	10,458	231
G-III Apparel Group Ltd.(a)	22,914	176
KB Home	10,325	187
Kontoor Brands, Inc.(b)	12,815	246
Newell Brands, Inc.	64,001	851
PulteGroup, Inc.	31,243	697
Ralph Lauren Corp.	11,558	773
TRI Pointe Group, Inc.(a)	44,519	390
Wolverine World Wide, Inc.	27,384	416
Wyndham Destinations, Inc.	26,985	586
		6,763
Consumer Staples (4.7%):
BJ’s Wholesale Club Holdings, Inc.(a)	38,340	976
Grocery Outlet Holding Corp.(a)	20,778	714
Lamb Weston Holdings, Inc.	16,029	916
Performance Food Group Co.(a)	15,047	372
Pilgrim’s Pride Corp.(a)	30,145	546
Post Holdings, Inc.(a)	10,695	887
		4,411
Energy (1.7%):
Diamondback Energy, Inc.	16,052	421
Helix Energy Solutions Group, Inc.(a)	123,262	202
Murphy Oil Corp.(b)	26,393	162
Parsley Energy, Inc., Class A	75,782	433
WPX Energy, Inc.(a)	119,223	364
		1,582
Financials (22.1%):
AGNC Investment Corp.	101,947	1,078
American Financial Group, Inc.	13,314	933
Arthur J. Gallagher & Co.	12,867	1,049
Assurant, Inc.	10,231	1,065
Blackstone Mortgage Trust, Inc., Class A	5,351	100
East West Bancorp, Inc.	35,980	926

Security Description	Shares	Value
Everest Re Group Ltd.	3,537	$681
First American Financial Corp.	18,285	775
Great Western Bancorp, Inc.	42,545	871
Hancock Whitney Corp., Class B	25,600	500
Independent Bank Corp.	9,789	630
Investors Bancorp, Inc.	41,061	328
Kemper Corp.	14,804	1,101
LPL Financial Holdings, Inc.	14,835	808
MGIC Investment Corp.	61,900	393
PacWest Bancorp	28,561	512
People’s United Financial, Inc.(b)	78,060	863
Primerica, Inc.	7,875	697
Sterling Bancorp	71,836	751
Stifel Financial Corp.	18,630	769
The Hanover Insurance Group, Inc.	9,186	832
Umpqua Holdings Corp.	90,538	987
Voya Financial, Inc.	31,376	1,272
W.R. Berkley Corp.	13,157	686
WesBanco, Inc.	37,174	881
Western Alliance Bancorp	33,395	1,022
		20,510
Health Care (6.5%):
Encompass Health Corp.	18,875	1,209
Hill-Rom Holdings, Inc.	11,601	1,167
Hologic, Inc.(a)	29,447	1,034
Magellan Health, Inc.(a)	13,622	655
Perrigo Co. PLC	19,241	925
STERIS PLC	7,590	1,062
		6,052
Industrials (15.6%):
AECOM(a)	20,123	601
Aerojet Rocketdyne Holdings, Inc.(a)	5,840	244
Beacon Roofing Supply, Inc.(a)	35,480	587
Builders FirstSource, Inc.(a)	30,070	368
Chart Industries, Inc.(a)	5,998	174
Clean Harbors, Inc.(a)	13,715	704
Colfax Corp.(a)	14,874	295
Curtiss-Wright Corp.	9,224	853
EMCOR Group, Inc.	14,261	874
Fortune Brands Home & Security, Inc.	9,720	420
ITT, Inc.	15,118	686
Knight-Swift Transportation Holdings, Inc.	33,233	1,090
Meritor, Inc.(a)	48,769	646

Security Description	Shares	Value
Old Dominion Freight Line, Inc.	9,250	$1,214
Oshkosh Corp.	13,315	856
Quanta Services, Inc.	36,558	1,160
Regal Beloit Corp.	12,755	803
SkyWest, Inc.	17,775	466
Teledyne Technologies, Inc.(a)	1,309	389
Textron, Inc.	22,253	593
The Timken Co.	16,449	532
Trinity Industries, Inc.(b)	15,697	252
Wabtec Corp.(b)	14,375	692
		14,499
Information Technology (12.9%):
Arrow Electronics, Inc.(a)	18,965	984
Belden, Inc.	19,070	688
Conduent, Inc.(a)	99,192	243
Diodes, Inc.(a)	18,325	745
Flex Ltd.(a)	94,369	790
Jabil, Inc.(b)	10,179	250
Leidos Holdings, Inc.	13,182	1,208
Lumentum Holdings, Inc.(a)	12,819	945
MACOM Technology Solutions Holdings, Inc.(a)	39,679	751
MKS Instruments, Inc.	11,373	926
NCR Corp.(a)	37,000	655
Nuance Communications, Inc.(a)	63,513	1,066
ON Semiconductor Corp.(a)	72,700	904
Verint Systems, Inc.(a)	18,493	795
Viavi Solutions, Inc.(a)	64,259	720
Western Digital Corp.	5,129	213
		11,883
Materials (5.9%):
Albemarle Corp.(b)	12,209	688
Carpenter Technology Corp.	30,641	597
Domtar Corp.	28,975	628
Graphic Packaging Holding Co.	64,280	785
Huntsman Corp.	63,707	920
Louisiana-Pacific Corp.	35,127	603
O-I Glass, Inc.	40,126	285
Summit Materials, Inc., Class A(a)	68,645	1,030
		5,536
Real Estate (13.4%):
Americold Realty Trust	37,430	1,274
Apartment Investment & Management Co.	35,042	1,232
Camden Property Trust	15,521	1,230

Security Description	Shares	Value
DiamondRock Hospitality Co.	111,688	$567
Duke Realty Investments, Inc.	52,012	1,684
EPR Properties	4,101	99
First Industrial Realty Trust, Inc.	23,451	779
Gaming and Leisure Properties, Inc.	5,965	165
Healthcare Realty Trust, Inc.(b)	9,311	260
Highwoods Properties, Inc.	39,519	1,400
Mack Cali Realty Corp.	47,838	729
Medical Properties Trust, Inc.	77,982	1,348
SITE Centers Corp.	99,756	520
STORE Capital Corp.	50,068	907
VICI Properties, Inc.	9,963	166
		12,360
Utilities (7.2%):
ALLETE, Inc.	11,342	688
Alliant Energy Corp.	31,589	1,525
Black Hills Corp.	16,250	1,040
Pinnacle West Capital Corp.	11,558	876
PNM Resources, Inc.	29,202	1,110
Portland General Electric Co.	9,398	451
UGI Corp.	26,997	720
Vistra Energy Corp.	18,339	293
		6,703
Total Common Stocks (Cost $120,073)		91,548

Exchange-Traded Funds (0.3%)
iShares Russell 2000 Value Index Fund(b)	3,791	311
Total Exchange-Traded Funds (Cost $483)		311

Collateral for Securities Loaned^ (2.2%)
BlackRock Liquidity Funds TempFund Portfolio, Institutional, Class, 0.71%(c)	47,961	48
Fidelity Investments Money Market Government Portfolio, Class I, 0.32%(c)	583,089	583
Fidelity Investments Prime Money Market Portfolio, Class I, 0.60%(c)	23,925	24
Goldman Sachs Financial Square Prime Obligations Fund, Institutional, Class, 0.85%(c)	333,523	333
JPMorgan Prime Money Market Fund, Capital, Class, 0.92%(c)	190,851	191

Security Description	Shares	Value
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional, Class, 0.94%(c)	858,104	$858
Total Collateral for Securities Loaned (Cost $2,037)		2,037
Total Investments (Cost $122,593) — 101.2%		93,896
Liabilities in excess of other assets — (1.2)%		(1,158)
NET ASSETS - 100.00%		$92,738

^	Purchased with cash collateral from securities on loan.
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Rate disclosed is the daily yield on March 31, 2020.

PLC—Public Limited Company

Victory Portfolios	Schedule of Portfolio Investments
Victory Munder Multi-Cap Fund	March 31, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Common Stocks (98.2%)

Communication Services (11.6%):
Alphabet, Inc., Class A(a)	10,493	$12,192
Comcast Corp., Class A	110,550	3,801
Facebook, Inc., Class A(a)	35,700	5,955
Netflix, Inc.(a)	10,600	3,980
Nexstar Media Group, Inc., Class A	27,600	1,593
The Walt Disney Co.	16,500	1,594
T-Mobile U.S., Inc.(a)	50,400	4,229
		33,344
Communications Equipment (1.4%):
Cisco Systems, Inc.	59,900	2,354
Lumentum Holdings, Inc.(a)	22,600	1,666
		4,020
Consumer Discretionary (13.5%):
Amazon.com, Inc.(a)	7,010	13,668
Boyd Gaming Corp.	145,200	2,094
D.R. Horton, Inc.	67,000	2,278
Dollar General Corp.	31,120	4,699
Installed Building Products, Inc.(a)	32,900	1,312
LGI Homes, Inc.(a)(b)	52,900	2,388
Lithia Motors, Inc., Class A(b)	20,700	1,693
Marriott Vacations Worldwide Corp.	17,900	995
Meritage Homes Corp.(a)	59,900	2,187
Skechers USA, Inc., Class A(a)	92,600	2,198
Target Corp.	32,600	3,031
TopBuild Corp.(a)	32,400	2,321
		38,864
Consumer Staples (7.6%):
Kimberly-Clark Corp.	13,800	1,765
PepsiCo, Inc.	38,600	4,636
Philip Morris International, Inc.	25,100	1,831
The Coca-Cola Co.	97,700	4,323
The Kroger Co.	59,300	1,786
The Procter & Gamble Co.	41,000	4,510
U.S. Foods Holding Corp.(a)	170,500	3,020
		21,871
Electronic Equipment, Instruments & Components (1.8%):
CDW Corp.	38,100	3,553
Jabil, Inc.	72,400	1,780
		5,333

Security Description	Shares	Value
Energy (1.6%):
Chevron Corp.	20,210	$1,464
Phillips 66	29,675	1,592
Valero Energy Corp.	35,300	1,602
		4,658
Financials (8.9%):
Ameriprise Financial, Inc.	33,400	3,423
Citigroup, Inc.	97,200	4,094
Essent Group Ltd.	124,655	3,283
Flagstar Bancorp, Inc.	112,700	2,235
Meta Financial Group, Inc.	104,100	2,261
NMI Holdings, Inc., Class A(a)	206,100	2,393
Primerica, Inc.	39,900	3,530
Stifel Financial Corp.	35,200	1,453
Western Alliance Bancorp	103,200	3,159
		25,831
Health Care (14.4%):
AbbVie, Inc.	82,350	6,274
Bristol-Myers Squibb Co.	99,100	5,524
Charles River Laboratories International, Inc.(a)	31,200	3,938
HCA Healthcare, Inc.	33,200	2,983
ICON PLC(a)	27,400	3,726
Medtronic PLC	16,000	1,443
Merck & Co., Inc.	55,700	4,286
Pfizer, Inc.	100,900	3,293
Regeneron Pharmaceuticals, Inc.(a)	8,400	4,102
Syneos Health, Inc.(a)(b)	54,900	2,164
UnitedHealth Group, Inc.	15,725	3,922
		41,655
Industrials (7.9%):
Federal Signal Corp.	147,700	4,029
Kansas City Southern	23,600	3,001
L3Harris Technologies, Inc.	22,100	3,981
Lockheed Martin Corp.	16,400	5,558
Old Dominion Freight Line, Inc.	13,200	1,733
Universal Forest Products, Inc.	79,500	2,957
XPO Logistics, Inc.(a)	34,100	1,662
		22,921
IT Services (6.8%):
Booz Allen Hamilton Holdings Corp.	52,700	3,618
EPAM Systems, Inc.(a)	18,000	3,342
Fiserv, Inc.(a)	31,200	2,964
Leidos Holdings, Inc.	36,600	3,354

Security Description	Shares	Value
Mastercard, Inc., Class A	11,200	$2,705
Visa, Inc., Class A	22,200	3,577
		19,560
Materials (1.0%):
Vulcan Materials Co.	25,800	2,788

Real Estate (2.2%):
American Tower Corp.	12,700	2,765
CBRE Group, Inc., Class A(a)	93,400	3,522
		6,287
Semiconductors & Semiconductor Equipment (3.9%):
Broadcom, Inc.	22,800	5,406
NVIDIA Corp.	22,200	5,852
		11,258
Software (10.7%):
Adobe, Inc.(a)	13,200	4,201
Microsoft Corp.	112,060	17,674
Oracle Corp.	78,300	3,784
Salesforce.com, Inc.(a)	37,300	5,370
		31,029
Technology Hardware, Storage & Peripherals (4.9%):
Apple, Inc.	55,920	14,220

Total Common Stocks (Cost $289,665)		283,639

Exchange-Traded Funds (1.5%)
iShares Russell 3000 ETF(b)	29,700	4,405
Total Exchange-Traded Funds (Cost $4,159)		4,405

Collateral for Securities Loaned^ (2.2%)
BlackRock Liquidity Funds TempFund Portfolio, Institutional, Class, 0.71%(c)	151,499	151
Fidelity Investments Money Market Government Portfolio, Class I, 0.32%(c)	1,841,872	1,842
Fidelity Investments Prime Money Market Portfolio, Class I, 0.60%(c)	75,574	76
Goldman Sachs Financial Square Prime Obligations Fund, Institutional, Class, 0.85%(c)	1,053,499	1,053

Security Description	Shares	Value
JPMorgan Prime Money Market Fund, Capital, Class, 0.92%(c)	602,865	$603
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional, Class, 0.94%(c)	2,710,636	2,711
Total Collateral for Securities Loaned (Cost $6,436)		6,436
Total Investments (Cost $300,260) — 101.9%		294,480
Liabilities in excess of other assets — (1.9)%		(5,608)
NET ASSETS - 100.00%		$288,872

^	Purchased with cash collateral from securities on loan.
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Rate disclosed is the daily yield on March 31, 2020.

ETF—Exchange-Traded Fund

PLC—Public Limited Company

Victory Portfolios	Schedule of Portfolio Investments
Victory S&P 500 Index Fund	March 31, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Common Stocks (98.4%)

Communication Services (10.4%):
Activision Blizzard, Inc.	6,379	$379
Alphabet, Inc., Class A(a)	2,488	2,891
Alphabet, Inc., Class C(a)	2,482	2,886
AT&T, Inc.	60,657	1,768
CenturyLink, Inc.	8,147	77
Charter Communications, Inc., Class A(a)	1,302	568
Comcast Corp., Class A	37,696	1,296
Discovery, Inc., Class A(a)(b)	1,313	26
Discovery, Inc., Class C(a)	2,785	49
DISH Network Corp., Class A(a)	2,126	42
Electronic Arts, Inc.(a)	2,424	243
Facebook, Inc., Class A(a)	19,982	3,334
Fox Corp., Class A	2,944	70
Fox Corp., Class B	1,348	31
Live Nation Entertainment, Inc.(a)	1,170	53
Netflix, Inc.(a)	3,639	1,366
News Corp., Class A	3,226	29
News Corp., Class B	1,011	9
Omnicom Group, Inc.	1,808	99
Take-Two Interactive Software, Inc.(a)	940	111
The Interpublic Group of Co., Inc.	3,220	52
The Walt Disney Co.	14,966	1,447
T-Mobile U.S., Inc.(a)	2,629	221
Twitter, Inc.(a)	6,446	158
Verizon Communications, Inc.	34,341	1,845
ViacomCBS, Inc., Class B	4,487	63
		19,113
Communications Equipment (1.0%):
Arista Networks, Inc.(a)	450	91
Cisco Systems, Inc.	35,226	1,385
F5 Networks, Inc.(a)	505	54
Juniper Networks, Inc.	2,779	53
Motorola Solutions, Inc.	1,423	189
		1,772
Consumer Discretionary (9.6%):
Advance Auto Parts, Inc.	575	54
Amazon.com, Inc.(a)	3,458	6,742
Aptiv PLC	2,120	104
AutoZone, Inc.(a)	198	168
Best Buy Co., Inc.	1,891	108
Booking Holdings, Inc.(a)	348	468
BorgWarner, Inc.	1,715	42

Security Description	Shares	Value
Capri Holdings Ltd.(a)	1,259	$14
CarMax, Inc.(a)	1,365	73
Carnival Corp.(b)	3,326	44
Chipotle Mexican Grill, Inc.(a)	212	139
D.R. Horton, Inc.	2,784	94
Darden Restaurants, Inc.	1,018	55
Dollar General Corp.	2,114	319
Dollar Tree, Inc.(a)	1,965	144
eBay, Inc.	6,350	191
Expedia Group, Inc.	1,160	65
Ford Motor Co.	32,334	156
Garmin Ltd.	1,200	90
General Motors Co., Class C	10,440	217
Genuine Parts Co.	1,206	81
H&R Block, Inc.	1,621	23
Hanesbrands, Inc.	3,003	24
Harley-Davidson, Inc.	1,281	24
Hasbro, Inc.	1,057	76
Hilton Worldwide Holdings, Inc.	2,343	160
Kohl’s Corp.	1,300	19
L Brands, Inc.(b)	1,928	22
Las Vegas Sands Corp.	2,806	119
Leggett & Platt, Inc.	1,093	29
Lennar Corp., Class A	2,324	89
LKQ Corp.(a)	2,545	52
Lowe’s Cos., Inc.	6,364	548
Macy’s, Inc.(b)	2,566	13
Marriott International, Inc., Class A	2,253	169
McDonald’s Corp.	6,253	1,034
MGM Resorts International	4,276	50
Mohawk Industries, Inc.(a)	494	38
Newell Brands, Inc.	3,164	42
Nike, Inc., Class B	10,346	856
Nordstrom, Inc.	890	14
Norwegian Cruise Line Holdings Ltd.(a)	1,767	19
NVR, Inc.(a)(b)	29	75
O’Reilly Automotive, Inc.(a)	628	189
PulteGroup, Inc.	2,115	47
PVH Corp.	616	23
Ralph Lauren Corp.	413	28
Ross Stores, Inc.	3,004	261
Royal Caribbean Cruises Ltd.(b)	1,427	46
Starbucks Corp.	9,806	645

Security Description	Shares	Value
Tapestry, Inc.	2,291	$30
Target Corp.	4,208	391
The Gap, Inc.	1,767	12
The Home Depot, Inc.	9,058	1,692
The TJX Cos., Inc.	10,069	481
Tiffany & Co.	896	116
Tractor Supply Co.	983	83
Ulta Beauty, Inc.(a)	475	83
Under Armour, Inc., Class A(a)	1,563	14
Under Armour, Inc., Class C(a)	1,616	13
VF Corp.	2,719	147
Whirlpool Corp.(b)	525	45
Wynn Resorts Ltd.	802	48
Yum! Brands, Inc.	2,511	172
		17,429
Consumer Staples (7.7%):
Altria Group, Inc.	15,512	600
Archer-Daniels-Midland Co.	4,622	163
Brown-Forman Corp., Class B	1,513	84
Campbell Soup Co.(b)	1,403	65
Church & Dwight Co., Inc.	2,038	131
Colgate-Palmolive Co.	7,116	472
Conagra Brands, Inc.	4,041	119
Constellation Brands, Inc., Class A	1,391	199
Costco Wholesale Corp.	3,668	1,046
Coty, Inc., Class A	2,454	13
General Mills, Inc.	5,019	264
Hormel Foods Corp.	2,309	108
Kellogg Co.	2,068	124
Kimberly-Clark Corp.	2,846	364
Lamb Weston Holdings, Inc.	1,213	69
McCormick & Co., Inc.	1,026	145
Molson Coors Beverage Co., Class B(b)	1,560	61
Mondelez International, Inc., Class A	11,956	598
Monster Beverage Corp.(a)	3,170	178
PepsiCo, Inc.	11,579	1,391
Philip Morris International, Inc.	12,919	942
Sysco Corp.	4,237	193
The Clorox Co.	1,042	181
The Coca-Cola Co.	32,019	1,417
The Estee Lauder Cos., Inc., Class A	1,848	294
The Hershey Co.	1,231	163
The J.M. Smucker Co.	947	105

Security Description	Shares	Value
The Kraft Heinz Co.	5,171	$128
The Kroger Co.	6,659	201
The Procter & Gamble Co.	20,707	2,277
Tyson Foods, Inc., Class A	2,451	142
Walgreens Boots Alliance, Inc.	6,225	285
Walmart, Inc.	11,779	1,338
		13,860
Electronic Equipment, Instruments, &Components (0.5%):
Amphenol Corp., Class A	2,462	180
CDW Corp.	1,193	111
Corning, Inc.	6,386	131
FLIR Systems, Inc.	1,114	36
IPG Photonics Corp.(a)	295	33
Keysight Technologies, Inc.(a)	1,558	130
TE Connectivity Ltd.	2,777	175
Zebra Technologies Corp.(a)	448	82
		878
Energy (2.6%):
Apache Corp.	3,122	13
Baker Hughes Co.	5,396	57
Cabot Oil & Gas Corp.	3,387	58
Chevron Corp.	15,701	1,138
Concho Resources, Inc.	1,669	72
ConocoPhillips	9,111	281
Devon Energy Corp.	3,213	22
Diamondback Energy, Inc.	1,338	35
EOG Resources, Inc.	4,831	174
Exxon Mobil Corp.	35,133	1,333
Halliburton Co.	7,289	50
Helmerich & Payne, Inc.(b)	900	14
Hess Corp.	2,151	72
HollyFrontier Corp.	1,233	30
Kinder Morgan, Inc.	16,174	225
Marathon Oil Corp.	6,642	22
Marathon Petroleum Corp.	5,392	127
National Oilwell Varco, Inc.	3,204	31
Noble Energy, Inc.	3,972	24
Occidental Petroleum Corp.(b)	7,418	86
ONEOK, Inc.	3,430	75
Phillips 66	3,690	198
Pioneer Natural Resources Co.	1,375	96
Schlumberger Ltd.	11,495	155
TechnipFMC PLC	3,489	24

Security Description	Shares	Value
The Williams Cos., Inc.	10,064	$142
Valero Energy Corp.	3,410	155
		4,709
Financials (10.9%):
Aflac, Inc.	6,095	209
American Express Co.	5,571	477
American International Group, Inc.	7,224	175
Ameriprise Financial, Inc.	1,052	108
Aon PLC	1,944	321
Arthur J. Gallagher & Co.	1,549	126
Assurant, Inc.	503	52
Bank of America Corp.	67,222	1,427
Berkshire Hathaway, Inc., Class B(a)	16,242	2,970
BlackRock, Inc., Class A	979	431
Capital One Financial Corp.	3,867	195
Cboe Global Markets, Inc.	921	82
Chubb Ltd.	3,763	420
Cincinnati Financial Corp.	1,262	95
Citigroup, Inc.	18,128	764
Citizens Financial Group, Inc.	3,610	68
CME Group, Inc.	2,976	515
Comerica, Inc.	1,197	35
Discover Financial Services	2,603	93
E*TRADE Financial Corp.	1,876	64
Everest Re Group Ltd.	339	65
Fifth Third Bancorp	5,893	88
First Republic Bank	1,399	115
Franklin Resources, Inc.	2,316	39
Globe Life, Inc.	827	60
Huntington Bancshares, Inc.	8,575	70
Intercontinental Exchange, Inc.	4,624	373
Invesco Ltd.	3,090	28
JPMorgan Chase & Co.	26,044	2,344
KeyCorp	8,179	85
Lincoln National Corp.	1,647	43
Loews Corp.	2,124	74
M&T Bank Corp.	1,096	113
MarketAxess Holdings, Inc.	315	105
Marsh & McLennan Cos., Inc.	4,191	363
MetLife, Inc.	6,491	198
Moody’s Corp.	1,348	285
Morgan Stanley	9,670	329

Security Description	Shares	Value
MSCI, Inc.	703	$203
Nasdaq, Inc.	953	90
Northern Trust Corp.	1,759	133
People’s United Financial, Inc.	3,688	41
Principal Financial Group, Inc.	2,144	67
Prudential Financial, Inc.	3,338	174
Raymond James Financial, Inc.	1,025	65
Regions Financial Corp.	8,010	72
S&P Global, Inc.	2,029	497
State Street Corp.	3,019	161
SVB Financial Group(a)	428	65
Synchrony Financial	4,686	75
T. Rowe Price Group, Inc.	1,940	189
The Allstate Corp.	2,690	247
The Bank of New York Mellon Corp.	6,968	235
The Charles Schwab Corp.	9,493	319
The Goldman Sachs Group, Inc.	2,646	409
The Hartford Financial Services Group, Inc.	2,993	105
The PNC Financial Services Group, Inc.	3,638	348
The Progressive Corp.	4,854	359
The Travelers Cos., Inc.	2,143	213
Truist Financial Corp.	11,136	343
U.S. Bancorp	11,802	407
Unum Group	1,713	26
W.R. Berkley Corp.	1,205	63
Wells Fargo & Co.	31,958	917
Willis Towers Watson PLC	1,068	181
Zions Bancorp NA	1,415	38
		19,446
Health Care (15.1%):
Abbott Laboratories	14,676	1,157
AbbVie, Inc.	12,279	936
ABIOMED, Inc.(a)	375	54
Agilent Technologies, Inc.	2,570	184
Alexion Pharmaceuticals, Inc.(a)	1,837	165
Align Technology, Inc.(a)	596	104
Allergan PLC	2,726	483
AmerisourceBergen Corp.	1,248	110
Amgen, Inc.	4,934	999
Anthem, Inc.	2,105	478
Baxter International, Inc.	4,239	344
Becton, Dickinson & Co.	2,246	516
Biogen, Inc.(a)	1,498	474

Security Description	Shares	Value
Boston Scientific Corp.(a)	11,574	$378
Bristol-Myers Squibb Co.	19,465	1,085
Cardinal Health, Inc.	2,429	116
Centene Corp.(a)	4,848	288
Cerner Corp.	2,608	164
Cigna Corp.	3,101	549
CVS Health Corp.	10,803	641
Danaher Corp.	5,308	735
DaVita, Inc.(a)	745	57
DENTSPLY SIRONA, Inc.	1,847	72
Edwards Lifesciences Corp.(a)	1,732	327
Eli Lilly & Co.	7,016	973
Gilead Sciences, Inc.	10,505	785
HCA Healthcare, Inc.	2,197	197
Henry Schein, Inc.(a)	1,218	62
Hologic, Inc.(a)	2,227	78
Humana, Inc.	1,100	345
IDEXX Laboratories, Inc.(a)	712	172
Illumina, Inc.(a)	1,221	334
Incyte Pharmaceuticals, Inc.(a)	1,484	109
Intuitive Surgical, Inc.(a)	960	475
IQVIA Holdings, Inc.(a)	1,498	162
Johnson & Johnson	21,854	2,866
Laboratory Corp. of America Holdings(a)	806	102
McKesson Corp.	1,340	181
Medtronic PLC	11,130	1,004
Merck & Co., Inc.	21,141	1,627
Mettler-Toledo International, Inc.(a)	202	139
Mylan NV(a)	4,286	64
PerkinElmer, Inc.	923	69
Perrigo Co. PLC	1,130	54
Pfizer, Inc.	45,952	1,500
Quest Diagnostics, Inc.	1,118	90
Regeneron Pharmaceuticals, Inc.(a)	663	324
ResMed, Inc.	1,194	176
STERIS PLC	704	99
Stryker Corp.	2,674	445
Teleflex, Inc.	384	112
The Cooper Cos., Inc.	412	114
Thermo Fisher Scientific, Inc.	3,330	945
UnitedHealth Group, Inc.	7,867	1,963
Universal Health Services, Inc., Class B	667	66
Varian Medical Systems, Inc.(a)	755	78

Security Description	Shares	Value
Vertex Pharmaceuticals, Inc.(a)	2,135	$508
Waters Corp.(a)	535	97
Zimmer Biomet Holdings, Inc.	1,708	173
Zoetis, Inc.	3,955	465
		27,369
Industrials (8.2%):
3M Co.	4,775	652
Alaska Air Group, Inc.	1,023	29
Allegion PLC	772	71
American Airlines Group, Inc.(b)	3,237	39
AMETEK, Inc.	1,898	137
AO Smith Corp.	1,138	43
Arconic, Inc.	3,216	52
C.H. Robinson Worldwide, Inc.	1,123	74
Caterpillar, Inc.	4,589	534
Cintas Corp.	696	121
Copart, Inc.(a)	1,699	116
CSX Corp.	6,457	370
Cummins, Inc.	1,272	172
Deere & Co.	2,615	361
Delta Air Lines, Inc.	4,779	136
Dover Corp.	1,206	101
Eaton Corp. PLC	3,433	266
Emerson Electric Co.	5,058	240
Equifax, Inc.	1,005	120
Expeditors International of Washington, Inc.	1,414	94
Fastenal Co.	4,762	149
FedEx Corp.	1,993	242
Flowserve Corp.	1,087	26
Fortive Corp.(b)	2,454	135
Fortune Brands Home & Security, Inc.	1,155	50
General Dynamics Corp.	1,946	257
General Electric Co.	72,519	576
Honeywell International, Inc.	5,933	794
Huntington Ingalls Industries, Inc.	340	62
IDEX Corp.	632	87
IHS Markit Ltd.	3,330	200
Illinois Tool Works, Inc.	2,429	345
Ingersoll Rand, Inc.(a)	2,874	71
J.B. Hunt Transport Services, Inc.	708	65
Jacobs Engineering Group, Inc.	1,125	89
Johnson Controls International PLC	6,405	172
Kansas City Southern	823	105

Security Description	Shares	Value
L3Harris Technologies, Inc.	1,836	$331
Lockheed Martin Corp.	2,061	698
Masco Corp.	2,359	82
Nielsen Holdings PLC	2,954	37
Norfolk Southern Corp.	2,165	316
Northrop Grumman Corp.	1,301	394
Old Dominion Freight Line, Inc.	795	104
PACCAR, Inc.	2,872	176
Parker-Hannifin Corp.	1,067	138
Pentair PLC	1,396	42
Quanta Services, Inc.	1,182	38
Raytheon Co.	2,312	303
Republic Services, Inc.	1,749	131
Robert Half International, Inc.	976	37
Rockwell Automation, Inc.	959	145
Rollins, Inc.	1,169	42
Roper Technologies, Inc.	864	269
Snap-on, Inc.	455	50
Southwest Airlines Co.	3,933	141
Stanley Black & Decker, Inc.	1,262	126
Textron, Inc.	1,895	51
The Boeing Co.	4,439	661
Trane Technologies PLC	1,989	164
TransDigm Group, Inc.	414	133
Union Pacific Corp.	5,764	813
United Airlines Holdings, Inc.(a)	1,807	57
United Parcel Service, Inc., Class B	5,819	544
United Rentals, Inc.(a)	624	64
United Technologies Corp.	6,737	636
Verisk Analytics, Inc., Class A	1,361	190
W.W. Grainger, Inc.	362	90
Wabtec Corp.	1,512	73
Waste Management, Inc.	3,241	300
Xylem, Inc.	1,495	97
		14,626
IT Services (5.4%):
Accenture PLC, Class A	5,273	860
Akamai Technologies, Inc.(a)	1,342	123
Alliance Data Systems Corp.	340	11
Automatic Data Processing, Inc.	3,593	491
Broadridge Financial Solutions, Inc.	952	90
Cognizant Technology Solutions Corp., Class A	4,547	211
DXC Technology Co.	2,126	28

Security Description	Shares	Value
Fidelity National Information Services, Inc.	5,103	$621
Fiserv, Inc.(a)	4,742	450
FleetCor Technologies, Inc.(a)	721	134
Gartner, Inc.(a)	743	74
Global Payments, Inc.	2,496	360
International Business Machines Corp.	7,354	816
Jack Henry & Associates, Inc.	639	99
Leidos Holdings, Inc.	1,105	101
Mastercard, Inc., Class A	7,371	1,782
Paychex, Inc.	2,645	166
PayPal Holdings, Inc.(a)	9,750	933
The Western Union Co.	3,481	63
VeriSign, Inc.(a)	858	155
Visa, Inc., Class A	14,214	2,291
		9,859
Materials (2.4%):
Air Products & Chemicals, Inc.	1,830	365
Albemarle Corp.(b)	880	50
Amcor PLC	13,453	109
Avery Dennison Corp.	693	71
Ball Corp.	2,716	175
Celanese Corp., Series A	1,004	74
CF Industries Holdings, Inc.	1,805	49
Corteva, Inc.	6,214	146
Dow, Inc.	6,157	180
DuPont de Nemours, Inc.	6,151	210
Eastman Chemical Co.	1,129	53
Ecolab, Inc.	2,082	324
FMC Corp.	1,076	88
Freeport-McMoRan, Inc.	12,048	81
International Flavors & Fragrances, Inc.(b)	887	91
International Paper Co.	3,256	101
Linde PLC	4,460	772
LyondellBasell Industries NV, Class A	2,132	106
Martin Marietta Materials, Inc.	519	98
Newmont Goldcorp Corp.	6,808	308
Nucor Corp.	2,518	91
Packaging Corp. of America	786	68
PPG Industries, Inc.	1,963	164
Sealed Air Corp.	1,283	32
The Mosaic Co.	2,903	31
The Sherwin-Williams Co.	682	313
Vulcan Materials Co.	1,099	119

Security Description	Shares	Value
Westrock Co.	2,141	$61
		4,330
Real Estate (3.0%):
Alexandria Real Estate Equities, Inc.	1,018	140
American Tower Corp.	3,678	800
Apartment Investment & Management Co.	1,236	43
AvalonBay Communities, Inc.	1,160	171
Boston Properties, Inc.	1,194	110
CBRE Group, Inc., Class A(a)	2,780	105
Crown Castle International Corp.	3,452	498
Digital Realty Trust, Inc.(b)	2,183	303
Duke Realty Investments, Inc.	3,052	99
Equinix, Inc.	708	442
Equity Residential	2,899	179
Essex Property Trust, Inc.	549	121
Extra Space Storage, Inc.	1,075	103
Federal Realty Investment Trust	583	43
Healthpeak Properties, Inc.	4,110	98
Host Hotels & Resorts, Inc.	5,955	66
Iron Mountain, Inc.	2,384	57
Kimco Realty Corp.	3,506	34
Mid-America Apartment Communities, Inc.	947	98
Prologis, Inc.	6,130	493
Public Storage	1,247	248
Realty Income Corp.	2,706	135
Regency Centers Corp.	1,391	53
SBA Communications Corp.	935	252
Simon Property Group, Inc.	2,548	140
SL Green Realty Corp.	677	29
UDR, Inc.	2,433	89
Ventas, Inc.	3,095	83
Vornado Realty Trust	1,315	48
Welltower, Inc.	3,369	154
Weyerhaeuser Co.	6,187	105
		5,339
Semiconductors & Semiconductor Equipment (4.4%):
Advanced Micro Devices, Inc.(a)	9,712	442
Analog Devices, Inc.	3,058	274
Applied Materials, Inc.	7,670	351
Broadcom, Inc.	3,294	781
Intel Corp.	36,120	1,955
KLA Corp.	1,310	188
Lam Research Corp.	1,205	289

Security Description	Shares	Value
Maxim Integrated Products, Inc.	2,247	$109
Microchip Technology, Inc.(b)	1,984	135
Micron Technology, Inc.(a)	9,192	387
NVIDIA Corp.	5,082	1,340
Qorvo, Inc.(a)	965	78
QUALCOMM, Inc.	9,481	641
Skyworks Solutions, Inc.	1,415	126
Texas Instruments, Inc.	7,762	776
Xilinx, Inc.	2,088	163
		8,035
Software (8.4%):
Adobe, Inc.(a)	4,020	1,280
ANSYS, Inc.(a)	711	165
Autodesk, Inc.(a)	1,827	285
Cadence Design Systems, Inc.(a)	2,330	154
Citrix Systems, Inc.	955	135
Fortinet, Inc.(a)	1,179	119
Intuit, Inc.	2,161	497
Microsoft Corp.	63,345	9,991
NortonLifeLock, Inc.	4,761	89
Oracle Corp.	17,989	869
Paycom Software, Inc.(a)	407	82
Salesforce.com, Inc.(a)	7,365	1,061
ServiceNow, Inc.(a)	1,566	449
Synopsys, Inc.(a)	1,248	161
		15,337
Technology Hardware, Storage, & Peripherals (5.2%):
Apple, Inc.	34,681	8,820
Hewlett Packard Enterprises Co.	10,745	104
HP, Inc.	12,305	214
NetApp, Inc.	1,895	79
Seagate Technology PLC	1,920	94
Western Digital Corp.	2,469	103
Xerox Holdings Corp.	1,544	29
		9,443
Utilities (3.6%):
AES Corp.	5,513	75
Alliant Energy Corp.	1,996	96
Ameren Corp.	2,043	149
American Electric Power Co., Inc.	4,102	328
American Water Works Co., Inc.	1,501	179
Atmos Energy Corp.	991	98

Security Description	Shares	Value
CenterPoint Energy, Inc.	4,170	$64
CMS Energy Corp.	2,357	138
Consolidated Edison, Inc.	2,760	215
Dominion Energy, Inc.	6,835	494
DTE Energy Co.	1,595	151
Duke Energy Corp.	6,054	490
Edison International	2,978	163
Entergy Corp.	1,653	155
Evergy, Inc.	1,892	104
Eversource Energy	2,688	210
Exelon Corp.	8,072	297
FirstEnergy Corp.	4,486	180
NextEra Energy, Inc.	4,059	978
NiSource, Inc.	3,102	77
NRG Energy, Inc.	2,089	57
Pinnacle West Capital Corp.	933	71
PPL Corp.	6,376	157
Public Service Enterprise Group, Inc.	4,199	189
Sempra Energy	2,341	265
The Southern Co.	8,708	471
WEC Energy Group, Inc.	2,619	231
Xcel Energy, Inc.	4,354	263
		6,345
Total Common Stocks (Cost $49,896)		177,890

Collateral for Securities Loaned^ (0.6%)
BlackRock Liquidity Funds TempFund Portfolio, Institutional, Class, 0.71%(c)	24,261	24
Fidelity Investments Money Market Government Portfolio, Class I, 0.32%(c)	294,949	295
Fidelity Investments Prime Money Market Portfolio, Class I, 0.60%(c)	12,102	12
Goldman Sachs Financial Square Prime Obligations Fund, Institutional, Class, 0.85%(c)	168,709	169
JPMorgan Prime Money Market Fund, Capital, Class, 0.92%(c)	96,540	97
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional, Class, 0.94%(c)	434,063	434
Total Collateral for Securities Loaned (Cost $1,031)		1,031
Total Investments (Cost $50,927) — 99.0%		178,921
Other assets in excess of liabilities — 1.0%		1,735
NET ASSETS - 100.00%		$180,656

^	Purchased with cash collateral from securities on loan.
(a)	Non-income producing security.

(b)	All or a portion of this security is on loan.
(c)	Rate disclosed is the daily yield on March 31, 2020.

PLC—Public Limited Company

Futures Contracts Purchased

(Amounts not in thousands)

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
E-Mini S&P 500 Futures	20	6/19/20	$2,457,881	$2,569,700	$111,819
	Total unrealized appreciation				$111,819
	Total unrealized depreciation				—
	Total net unrealized appreciation (depreciation)				$111,819

Victory Portfolios	Schedule of Portfolio Investments
Victory Munder Mid-Cap Core Growth Fund	March 31, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Common Stocks (96.3%)

Communication Services (1.7%):
Live Nation Entertainment, Inc.(a)(b)	195,144	$8,871

Consumer Discretionary (13.7%):
AutoZone, Inc.(a)	10,100	8,545
Bright Horizons Family Solutions, Inc.(a)	46,400	4,733
Chipotle Mexican Grill, Inc.(a)	10,300	6,741
D.R. Horton, Inc.	141,900	4,825
Dollar General Corp.	86,900	13,123
Five Below, Inc.(a)	37,400	2,632
Lululemon Athletica, Inc.(a)	8,300	1,573
Marriott Vacations Worldwide Corp.	74,621	4,147
Newell Brands, Inc.	146,200	1,942
NVR, Inc.(a)	3,100	7,963
Penn National Gaming, Inc.(a)	143,300	1,813
Ross Stores, Inc.	59,136	5,143
Thor Industries, Inc.(b)	162,100	6,837
YETI Holdings, Inc.(a)(b)	114,000	2,225
		72,242
Consumer Staples (1.9%):
The Clorox Co.	18,400	3,188
The Hershey Co.	50,700	6,718
		9,906
Energy (0.6%):
Cheniere Energy, Inc.(a)	85,865	2,876

Financials (6.6%):
Ally Financial, Inc.	280,600	4,049
Brown & Brown, Inc.	223,500	8,095
MSCI, Inc.	32,600	9,420
Radian Group, Inc.	500,377	6,480
Synchrony Financial	263,200	4,235
Zions Bancorp NA	69,500	1,860
		34,139
Health Care (16.2%):
Agilent Technologies, Inc.	97,293	6,968
Baxter International, Inc.	123,699	10,044
Dexcom, Inc.(a)(b)	5,900	1,589
Edwards Lifesciences Corp.(a)	45,300	8,545
ICU Medical, Inc.(a)	27,500	5,549
Incyte Pharmaceuticals, Inc.(a)	92,900	6,803
Insulet Corp.(a)	36,700	6,080
IQVIA Holdings, Inc.(a)	59,100	6,375

Security Description	Shares	Value
Teladoc Health, Inc.(a)(b)	10,600	$1,643
Teleflex, Inc.	24,200	7,087
Veeva Systems, Inc., Class A(a)	59,000	9,226
Zoetis, Inc.	118,230	13,914
		83,823
Industrials (13.5%):
AerCap Holdings NV(a)	110,600	2,521
AMETEK, Inc.	119,018	8,572
Chart Industries, Inc.(a)	77,200	2,237
Copa Holdings SA	32,000	1,449
HEICO Corp.	75,900	5,663
Ingersoll Rand, Inc.(a)	247,771	6,145
Jacobs Engineering Group, Inc.	29,500	2,338
Kratos Defense & Security Solutions, Inc.(a)	256,700	3,553
L3Harris Technologies, Inc.	80,401	14,481
Old Dominion Freight Line, Inc.	71,250	9,352
Owens Corning, Inc.	139,400	5,410
Trane Technologies PLC	112,000	9,250
		70,971
Information Technology (22.0%):
Advanced Micro Devices, Inc.(a)	370,900	16,869
Alteryx, Inc., Class A(a)(b)	30,700	2,922
Amphenol Corp., Class A	92,110	6,713
Atlassian Corp. PLC(a)	18,100	2,484
CDW Corp.	69,959	6,525
Crowdstrike Holdings, Inc., Class A(a)	21,500	1,197
EPAM Systems, Inc.(a)	48,300	8,967
Fidelity National Information Services, Inc.	38,744	4,713
Fiserv, Inc.(a)	168,300	15,988
Global Payments, Inc.	94,900	13,688
GoDaddy, Inc., Class A(a)	123,594	7,058
Microchip Technology, Inc.(b)	68,987	4,677
Proofpoint, Inc.(a)	15,900	1,631
ServiceNow, Inc.(a)	18,400	5,273
SS&C Technologies Holdings, Inc.	172,279	7,549
SYNNEX Corp.	42,000	3,070
Synopsys, Inc.(a)	36,300	4,675
		113,999
Materials (5.2%):
Ball Corp.	123,359	7,976
CF Industries Holdings, Inc.	186,313	5,068
FMC Corp.	71,532	5,843

Security Description	Shares	Value
Vulcan Materials Co.	75,872	$8,199
		27,086
Real Estate (10.4%):
CBRE Group, Inc., Class A(a)	200,090	7,545
Cyrusone, Inc.	131,200	8,102
Digital Realty Trust, Inc.(b)	82,446	11,453
Realty Income Corp.(b)	79,200	3,949
SBA Communications Corp.	58,403	15,768
Sun Communities, Inc.	60,716	7,580
		54,397
Utilities (4.5%):
Atmos Energy Corp.	66,600	6,609
Black Hills Corp.	66,100	4,232
Sempra Energy	58,339	6,592
Southwest Gas Holdings, Inc.	83,500	5,808
		23,241
Total Common Stocks (Cost $459,991)		501,551

Exchange-Traded Funds (2.7%)
SPDR S&P MidCap 400 ETF	53,861	14,159
Total Exchange-Traded Funds (Cost $12,810)		14,159

Collateral for Securities Loaned^ (2.9%)
BlackRock Liquidity Funds TempFund Portfolio, Institutional, Class, 0.71%(c)	351,486	351
Fidelity Investments Money Market Government Portfolio, Class I, 0.32%(c)	4,273,169	4,273
Fidelity Investments Prime Money Market Portfolio, Class I, 0.60%(c)	175,333	175
Goldman Sachs Financial Square Prime Obligations Fund, Institutional, Class, 0.85%(c)	2,444,223	2,444
JPMorgan Prime Money Market Fund, Capital, Class, 0.92%(c)	1,398,654	1,399
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional, Class, 0.94%(c)	6,288,622	6,289
Total Collateral for Securities Loaned (Cost $14,931)		14,931
Total Investments (Cost $487,732) — 101.9%		530,641
Liabilities in excess of other assets — (1.9)%		(9,783)
NET ASSETS - 100.00%		$520,858

^	Purchased with cash collateral from securities on loan.
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Rate disclosed is the daily yield on March 31, 2020.

ETF—Exchange-Traded Fund

PLC—Public Limited Company

Victory Portfolios	Schedule of Portfolio Investments
Victory Munder Small Cap Growth Fund	March 31, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Common Stocks (98.3%)

Biotechnology (17.9%):
Akero Therapeutics, Inc.(a)	1,608	$34
Aprea Therapeutics, Inc.(a)(b)	867	30
Arrowhead Pharmaceuticals, Inc.(a)	1,813	52
Athenex, Inc.(a)	1,662	13
Aurinia Pharmaceuticals, Inc.(a)	6,904	100
Avrobio, Inc.(a)	2,901	45
Beam Therapeutics, Inc.(a)	2,430	44
Bicycle Therapeutics PLC, ADR(a)	5,276	79
BioMarin Pharmaceutical, Inc.(a)	283	24
Black Diamond Therapeutics, Inc.(a)	437	11
Bluebird Bio, Inc.(a)(b)	226	10
Cabaletta Bio, Inc.(a)	2,967	22
Cara Therapeutics, Inc.(a)	1,428	19
Castle Biosciences, Inc.(a)(b)	2,000	60
Cellectis SA, ADR(a)	660	6
CRISPR Therapeutics AG(a)	410	17
Deciphera Pharmaceuticals, Inc.(a)	708	29
Dicerna Pharmaceuticals, Inc.(a)	1,313	24
Esperion Therapeutics, Inc.(a)(b)	273	9
Gamida Cell Ltd.(a)	1,000	3
Iovance Biotherapeutics, Inc.(a)	2,461	74
Lexicon Pharmaceuticals, Inc.(a)	1,505	3
LogicBio Therapeutics, Inc.(a)	3,000	15
Natera, Inc.(a)	2,234	67
Neurocrine Biosciences, Inc.(a)	336	29
NextCure, Inc.(a)	2,025	75
Orchard Therapeutics PLC, ADR(a)	6,720	51
Oyster Point Pharma, Inc.(a)(b)	396	14
Passage Bio, Inc.(a)	3,946	62
Portola Pharmaceuticals, Inc.(a)(b)	1,539	11
Stemline Therapeutics, Inc.(a)	1,609	8
Stoke Therapeutics, Inc.(a)	2,500	57
Sutro Biopharma, Inc.(a)	3,661	37
TCR2 Therapeutics, Inc.(a)	11,000	84
TG Therapeutics, Inc.(a)(b)	2,119	21
UroGen Pharma Ltd.(a)(b)	853	15
Veracyte, Inc.(a)	3,428	83
Viking Therapeutics, Inc.(a)(b)	5,623	26
Xencor, Inc.(a)	822	25
Zai Lab Ltd., ADR(a)	984	51
		1,439

Security Description	Shares	Value
Communication Services (2.5%):
Liberty Broadband Corp., Class A(a)	959	$103
Vonage Holdings Corp.(a)	12,998	94
		197
Communications Equipment (1.4%):
Cambium Networks Corp.(a)	10,000	56
Lumentum Holdings, Inc.(a)	792	58
		114
Consumer Discretionary (9.5%):
Afya Ltd., Class A(a)	3,208	61
Burlington Stores, Inc.(a)	509	81
Cavco Industries, Inc.(a)	330	48
Chegg, Inc.(a)	2,250	81
Chewy, Inc., Class A(a)	2,587	97
Five Below, Inc.(a)	1,001	70
Group 1 Automotive, Inc.	652	29
Legacy Housing Corp.(a)	5,799	54
Levi Strauss & Co., Class A(b)	6,726	84
Luckin Coffee, Inc., ADR(a)(b)	3,409	92
Skyline Champion Corp.(a)	4,307	67
		764
Consumer Staples (2.4%):
Cal-Maine Foods, Inc.	1,227	54
Grocery Outlet Holding Corp.(a)	2,920	100
Performance Food Group Co.(a)	1,611	40
		194
Electronic Equipment, Instruments & Components (1.6%):
Napco Security Technologies, Inc.(a)(b)	6,551	99
Powerfleet, Inc.(a)	9,414	33
		132
Energy (0.7%):
Magnolia Oil & Gas Corp., Class A(a)	3,428	14
Parsley Energy, Inc., Class A	4,363	25
Talos Energy, Inc.(a)(b)	3,132	18
		57
Financials (11.1%):
Amerant Bancorp, Inc.(a)(b)	4,402	68
American Business Bank(a)	728	16
Bank OZK, Class A	1,311	22
Coastal Financial Corp.(a)(e)	8,400	88
Colony Bankcorp, Inc.	2,215	28

Security Description	Shares	Value
Customers Bancorp, Inc., Class A(a)	3,942	$43
First Western Financial, Inc.(a)(e)	6,683	89
HBT Financial, Inc.	4,966	52
Morningstar, Inc.	668	78
Radian Group, Inc.	4,070	53
Silvercrest Asset Management Group, Inc., Class A	3,935	37
SLM Corp.	5,481	39
South Plains Financial, Inc.	5,120	79
Tradeweb Markets, Inc., Class A	2,436	102
WTB Financial Corp., Class B	360	94
		888
Health Care Equipment & Supplies (8.6%):
ABIOMED, Inc.(a)	205	30
Axogen, Inc.(a)	1,370	14
Brainsway Ltd., ADR(a)(b)	11,679	93
Dexcom, Inc.(a)	459	124
Insulet Corp.(a)	902	149
Merit Medical Systems, Inc.(a)	2,519	79
Neuronetics, Inc.(a)	3,996	8
Nuvectra Corp.(a)	2,334	—	(c)
SI-BONE, Inc.(a)	8,957	107
Silk Road Medical, Inc.(a)	2,804	88
		692
Health Care Providers & Services (1.3%):
Guardant Health, Inc.(a)(b)	1,011	71
RadNet, Inc.(a)	3,159	33
		104
Health Care Technology (0.2%):
Schrodinger, Inc.(a)	217	9
Veeva Systems, Inc., Class A(a)	58	9
		18
Industrials (10.9%):
ASGN, Inc.(a)	1,743	62
BWX Technologies, Inc.	1,070	52
Casella Waste Systems, Inc.(a)	2,586	101
Chart Industries, Inc.(a)	1,114	32
Comfort Systems USA, Inc.	1,322	48
Construction Partners, Inc., Class A(a)	5,757	98
ESCO Technologies, Inc.	571	43

Security Description	Shares	Value
Kratos Defense & Security Solutions, Inc.(a)	4,884	$68
Marten Transport Ltd.	2,867	59
McGrath RentCorp	1,035	54
Owens Corning, Inc.	1,289	50
Parsons Corp.(a)	3,000	96
PGT Innovations, Inc.(a)	3,825	32
Rexnord Corp.(b)	1,529	35
Thermon Group Holdings, Inc.(a)	1,978	30
Tutor Perini Corp.(a)	1,665	11
		871
IT Services (3.1%):
EPAM Systems, Inc.(a)	640	119
GoDaddy, Inc., Class A(a)	730	42
WNS Holdings Ltd., ADR(a)	2,023	87
		248
Life Sciences Tools & Services (1.0%):
10X Genomics, Inc., Class A(a)(b)	24	1
Adaptive Biotechnologies Corp.(a)(b)	1,407	39
NanoString Technologies, Inc.(a)	1,696	41
		81
Materials (1.9%):
FMC Corp.	875	71
Summit Materials, Inc., Class A(a)	5,281	79
		150
Pharmaceuticals (2.5%):
Collegium Pharmaceutical, Inc.(a)(b)	1,187	19
Cymabay Therapeutics, Inc.(a)	1,278	2
Fulcrum Therapeutics, Inc.(a)	2,190	26
Horizon Therapeutics PLC(a)	987	29
Menlo Therapeutics, Inc.(a)	2,443	7
NGM Biopharmaceuticals, Inc.(a)	1,990	25
Reata Pharmaceuticals, Inc., Class A(a)	645	93
		201
Real Estate (2.8%):
Firstservice Corp.	868	67
Rexford Industrial Realty, Inc.	1,252	51
Sun Communities, Inc.	299	37
UMH Properties, Inc.	6,434	71
		226

Security Description	Shares	Value
Semiconductors & Semiconductor Equipment (1.1%):
Marvell Technology Group Ltd.	1,167	$26
ON Semiconductor Corp.(a)	5,499	68
		94
Software (17.8%):
Alteryx, Inc., Class A(a)	441	42
Bill.Com Holdings, Inc.(a)(b)	46	2
Blackline, Inc.(a)	540	28
Cloudflare, Inc., Class A(a)(b)	4,242	100
Datadog, Inc., Class A(a)	1,041	37
DocuSign, Inc.(a)	1,229	114
Dropbox, Inc., Class A(a)	1,247	23
Elastic NV(a)	588	33
Globant SA(a)	940	83
New Relic, Inc.(a)	422	20
OneSpan, Inc.(a)	4,948	90
PagerDuty, Inc.(a)(b)	2,991	52
Ping Identity Holding Corp.(a)(b)	7,102	141
Pluralsight, Inc., Class A(a)(b)	6,926	76
Proofpoint, Inc.(a)	577	59
QAD, Inc., Class A	3,137	124
RealPage, Inc.(a)	1,156	61
Sapiens International Corp. NV	3,065	58
Smartsheet, Inc., Class A(a)	2,908	121
Sprout Social, Inc., Class A(a)(b)	2,026	32
Zendesk, Inc.(a)(b)	591	38
Zix Corp.(a)	23,117	100
		1,434
Total Common Stocks (Cost $8,223)		7,904

Rights (0.0%)(d)

Health Care (0.0%):(d)
Menlo Therapeutics(a)(e)(f)(g)	4,125	1
Total Rights (Cost $—)		1

Security Description	Shares	Value
Exchange-Traded Funds (1.1%)
iShares Russell 2000 Growth ETF	557	$88
Total Exchange-Traded Funds (Cost $93)		88

Warrants (0.0%)(d)

Health Care (0.0%):(d)
BioNano Genomics, Inc.(e)	8,136	1
Total Warrants (Cost $—)		1

Collateral for Securities Loaned (13.9%)^
BlackRock Liquidity Funds TempFund Portfolio, Institutional, Class, 0.71%(h)	26,285	26
Fidelity Investments Money Market Government Portfolio, Class I, 0.32%(h)	319,563	320
Fidelity Investments Prime Money Market Portfolio, Class I, 0.60%(h)	13,112	13
Goldman Sachs Financial Square Prime Obligations Fund, Institutional, Class, 0.85%(h)	182,788	183
JPMorgan Prime Money Market Fund, Capital, Class, 0.92%(h)	104,596	105
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional, Class, 0.94%(h)	470,286	470
Total Collateral for Securities Loaned (Cost $1,117)		1,117
Total Investments (Cost $9,433) — 113.3%		9,111
Liabilities in excess of other assets — (13.3)%		(1,069)
NET ASSETS - 100.00%		$8,042

^	Purchased with cash collateral from securities on loan.
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Rounds to less than $1 thousand.
(d)	Amount represents less than 0.05% of net assets.
(e)	The Fund’s Adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. As of March 31, 2020, illiquid securities were 2.2% of the Fund’s net assets.
(f)	Security was fair valued based using significant unobservable inputs as of March 31, 2020.
(g)	Expiration is subject to contingencies based upon medical trial results.
(h)	Rate disclosed is the daily yield on March 31, 2020.

ADR—American Depositary Receipt

ETF—Exchange-Traded Fund

PLC—Public Limited Company

Victory Portfolios	Schedule of Portfolio Investments
Victory Trivalent Emerging Markets Small-Cap Fund	March 31, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Common Stocks (95.8%)

Brazil (5.3%):

Consumer Discretionary (2.2%):
Afya Ltd., Class A (a)(b)	1,664	$32
Construtora Tenda SA	18,400	73
Tupy SA	13,400	34
		139
Energy (0.3%):
Enauta Participacoes SA	12,800	22

Health Care (0.4%):
Notre Dame Intermedica Participacoes SA	3,100	27

Industrials (0.3%):
Iochpe Maxion SA	8,100	17

Utilities (2.1%):
Cia de Saneamento Do Parana	8,400	39
Eneva SA (a)	9,700	65
Omega Geracao SA (a)	5,600	29
		133
		338
China (8.0%):

Consumer Discretionary (1.7%):
China New Higher Education Group Ltd. (c)	113,000	41
Hisense Home Appliances Group Co. Ltd., Class H (b)	36,000	33
Tianneng Power International Ltd. (b)	44,000	32
		106
Consumer Staples (0.4%):
China Modern Dairy Holdings Ltd. (a)	293,000	27

Energy (0.3%):
Hilong Holdings Ltd.	439,000	21

Health Care (1.8%):
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	44,000	55
YiChang HEC ChangJiang Pharmaceutical Co. Ltd., Class H (c)	13,000	61
		116
Industrials (1.2%):
China Lesso Group Holdings Ltd.	59,000	76

Information Technology (0.7%):
Chinasoft International Ltd. (b)	88,000	45

Real Estate (1.3%):
China SCE Group Holdings Ltd.	180,000	80

Utilities (0.6%):
China Tian Lun Gas Holdings Ltd.	50,000	38
		509
Egypt (1.3%):

Communication Services (0.8%):
Telecom Egypt Co.	80,279	54

Financials (0.5%):
Credit Agricole Egypt SAE (d)	16,051	30
		84
Greece (1.4%):

Industrials (0.4%):
Mytilineos Holdings SA	3,761	25

Utilities (1.0%):
Terna Energy SA	7,578	61
		86
Hong Kong (7.6%):

Communication Services (0.9%):
NetDragon Websoft Holdings Ltd.	22,500	54

Security Description	Shares	Value
Consumer Discretionary (0.5%):
TCL Electronics Holdings Ltd.	73,000	$30

Consumer Staples (0.8%):
Vinda International Holdings Ltd.	22,000	53

Financials (0.6%):
Far East Horizon Ltd.	46,000	37

Industrials (0.7%):
Sinotruk Hong Kong Ltd.	27,500	45

Materials (2.0%):
China Resources Cement Holdings Ltd.	68,000	80
Nine Dragons Paper Holdings Ltd.	53,000	48
		128
Real Estate (0.8%):
China Overseas Grand Oceans Group Ltd.	83,000	48

Utilities (1.3%):
Canvest Environmental Protection Group Co. Ltd.	95,000	44
China Water Affairs Group Ltd. (b)	52,000	39
		83
		478
Hungary (0.9%):

Health Care (0.9%):
Richter Gedeon Nyrt	3,104	59

India (13.8%):

Consumer Discretionary (1.2%):
Crompton Greaves Consumer Electricals Ltd.	10,947	30
Trident Ltd.	799,193	45
		75
Consumer Staples (0.6%):
Kaveri Seed Co. Ltd.	9,159	41

Financials (3.2%):
City Union Bank Ltd.	14,916	26
Federal Bank Ltd.	33,710	18
Multi Commodity Exchange of India Ltd.	2,832	42
Muthoot Finance Ltd.	8,012	65
Power Finance Corp. Ltd.	40,835	49
		200
Health Care (3.3%):
Alembic Pharmaceuticals Ltd.	6,300	44
Granules India Ltd.	43,101	80
Ipca Laboratories Ltd.	4,764	87
		211
Industrials (1.5%):
Engineers India Ltd.	25,119	20
Escorts Ltd.	5,410	47
PNC Infratech Ltd.	21,253	26
		93
Materials (2.7%):
APL Apollo Tubes Ltd.	2,090	34
Birla Corp. Ltd.	7,898	43
Coromandel International Ltd.	6,033	44
HeidelbergCement India Ltd.	27,428	51
		172
Utilities (1.3%):
CESC Ltd.	4,365	23
Gujarat Gas Ltd.	18,565	57
		80
		872
Indonesia (1.4%):

Communication Services (0.4%):
PT Media Nusantara Citra Tbk	435,700	24

Security Description	Shares	Value
Consumer Discretionary (0.3%):
PT Mitra Adiperkasa Tbk	580,400	$17

Financials (0.3%):
PT Bank Tabungan Pensiunan Nasional Syariah Tbk (a)	153,800	20

Industrials (0.4%):
PT Wijaya Karya (Persero) Tbk	554,800	28
		89
Jersey (1.0%):

Information Technology (1.0%):
WNS Holdings Ltd., ADR (a)	1,456	63

Korea, Republic Of (15.9%):

Communication Services (0.6%):
AfreecaTV Co. Ltd.	835	36

Consumer Discretionary (2.2%):
F&F Co. Ltd.	686	52
GS Home Shopping, Inc.	290	25
SL Corp.	2,525	27
Youngone Corp.	1,740	32
		136
Consumer Staples (1.3%):
Maeil Dairies Co. Ltd.	1,425	80

Financials (0.7%):
KIWOOM Securities Co. Ltd.	837	47

Health Care (3.8%):
Seegene, Inc.	2,664	241

Industrials (2.2%):
Hyundai Glovis Co. Ltd.	642	47
KEPCO Plant Service & Engineering Co. Ltd.	2,042	49
Samsung Engineering Co. Ltd. (a)	5,489	45
		141
Information Technology (3.8%):
Douzone Bizon Co. Ltd.	1,175	78
NHN KCP Corp.	2,388	60
Partron Co. Ltd.	5,863	36
SFA Engineering Corp.	2,669	67
		241
Materials (1.3%):
Korea Petrochemical Ind Co. Ltd.	281	20
Soulbrain Co. Ltd.	1,183	61
		81
		1,003
Luxembourg (1.0%):

Communication Services (0.6%):
Play Communications SA (c)	5,008	35

Materials (0.4%):
Ternium SA, ADR	2,134	26
		61
Malaysia (5.0%):

Communication Services (0.8%):
TIME dotCom Bhd	24,700	53

Consumer Discretionary (0.3%):
Padini Holdings Bhd	45,100	21

Energy (0.8%):
Serba Dinamik Holdings Bhd	135,260	47

Health Care (1.0%):
Supermax Corp. Bhd (a)	159,300	62

Industrials (0.5%):
Sime Darby Bhd	81,100	32

Security Description	Shares	Value
Information Technology (0.6%):
V.S. Industry Berhad	199,400	$35

Materials (0.5%):
Scientex Bhd	18,200	32

Real Estate (0.5%):
Eco World Development Group Bhd (a)	350,900	33
		315
Mexico (3.7%):

Consumer Staples (0.7%):
La Comer SAB de CV (a)	47,546	46

Energy (0.2%):
Vista Oil & Gas SAB de CV, ADR (a)	6,262	12

Financials (0.8%):
Banco del Bajio SA (c)	23,905	21
Credito Real SAB de CV SOFOM ER	38,277	28
		49
Industrials (0.6%):
Grupo Aeroportuario del Centro Norte SAB de CV	11,830	40

Materials (0.4%):
Grupo Cementos de Chihuahua SAB de CV	9,059	27

Real Estate (1.0%):
Concentradora Fibra Danhos SA de CV	41,389	34
Prologis Property Mexico SA de CV	19,228	29
		63
		237
Philippines (0.6%):

Materials (0.3%):
Nickel Asia Corp.	547,000	17

Real Estate (0.3%):
Vista Land & Lifescapes, Inc.	291,100	23
		40
Qatar (0.7%):

Energy (0.7%):
Qatar Gas Transport Co. Ltd.	73,094	42

Russian Federation (0.4%):

Energy (0.4%):
TMK PJSC	47,880	25

South Africa (2.1%):

Energy (0.5%):
Exxaro Resources Ltd.	6,266	34

Materials (1.1%):
African Rainbow Minerals Ltd.	8,413	47
Impala Platinum Holdings Ltd.	5,357	22
		69
Real Estate (0.5%):
Resilient REIT Ltd.	15,448	28
		131
Taiwan (21.3%):

Communication Services (0.8%):
International Games System Co. Ltd.	3,000	54

Consumer Discretionary (2.4%):
Fulgent Sun International Holding Co. Ltd.	11,000	30
Johnson Health Tech Co. Ltd.	16,000	27
Merida Industry Co. Ltd.	14,000	51
Poya International Co. Ltd.	3,000	43
		151

Security Description	Shares	Value
Financials (0.8%):
King’s Town Bank Co. Ltd.	51,000	$48

Health Care (1.2%):
TaiDoc Technology Corp.	14,000	77

Industrials (3.7%):
Chicony Power Technology Co. Ltd.	34,000	59
Kung Long Batteries Industrial Co. Ltd.	17,000	75
Shin Zu Shing Co. Ltd.	9,000	34
Sunonwealth Electric Machine Industry Co. Ltd.	34,000	35
Teco Electric & Machinery Co. Ltd.	38,000	30
		233
Information Technology (11.5%):
Accton Technology Corp.	15,000	80
Chipbond Technology Corp.	30,000	49
Elan Microelectronics Corp.	24,200	67
FLEXium Interconnect, Inc.	11,000	34
King Yuan Electronics Co. Ltd.	69,000	69
Parade Technologies Ltd.	3,000	63
Powertech Technology, Inc.	12,000	34
Radiant Opto-Electronics Corp.	20,000	52
Simplo Technology Co. Ltd.	7,000	61
Sinbon Electronics Co. Ltd.	25,000	103
Tripod Technology Corp.	22,000	68
Unimicron Technology Corp.	46,000	48
		728
Real Estate (0.9%):
Chong Hong Construction Co. Ltd.	24,000	59
		1,350
Thailand (1.9%):

Financials (0.8%):
Bangkok Life Assurance PCL, Class R	67,700	24
Thanachart Capital PCL	25,000	25
		49
Industrials (1.1%):
Gunkul Engineering PCL	499,600	33
Sino-Thai Engineering & Construction PCL	118,200	41
		74
		123
Turkey (2.5%):

Consumer Discretionary (0.6%):
Dogus Otomotiv Servis ve Ticaret AS	34,985	37

Consumer Staples (0.7%):
Coca-Cola Icecek AS	8,357	44

Industrials (0.5%):
Tekfen Holding AS	16,250	31

Materials (0.7%):
Anadolu Cam Sanayii AS	89,760	43
		43
		155
Total Common Stocks (Cost $7,037)		6,060

Preferred Stocks (0.4%)

Brazil (0.4%):

Financials (0.4%):
Banco do Estado do Rio Grande do Sul SA, Class B	10,400	24
Total Preferred Stocks (Cost $49)		24

Security Description	Shares	Value
Rights (0.0%)(f)

Taiwan (0.0%):(f)

Information Technology (0.0%):(f)
Simplo Technology Co. Ltd. @ $2.78(a)(d)(g)(h)	241	$—	(e)
Total Rights (Cost $—)		—	(e)

Exchange-Traded Funds (2.9%)

United States (2.9%):
iShares MSCI Emerging Markets Small-Cap ETF (b)	5,672	182
Total Exchange-Traded Funds (Cost $228)		182

Collateral for Securities Loaned^ (4.2%)

United States (4.2%):
BlackRock Liquidity Funds TempFund Portfolio, Institutional, Class, 0.71%(i)	6,338	6
Fidelity Investments Money Market Government Portfolio, Class I, 0.32%(i)	77,051	77
Fidelity Investments Prime Money Market Portfolio, Class I, 0.60%(i)	3,161	3
Goldman Sachs Financial Square Prime Obligations Fund, Institutional, Class, 0.85%(i)	44,073	44
JPMorgan Prime Money Market Fund, Capital, Class, 0.92%(i)	25,220	25
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional, Class, 0.94%(i)	114,393	114
Total Collateral for Securities Loaned (Cost $269)		269
Total Investments (Cost $7,583) — 103.3%		6,535
Liabilities in excess of other assets — (3.3)%		(209)
NET ASSETS - 100.00%		$6,326

^	Purchased with cash collateral from securities on loan.
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)

Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund’s Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. As of March 31, 2020, the fair value of these securities was $158 (thousands) and amounted to 2.5% of net assets.

(d)	The Fund’s Adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. As of March 31, 2020, illiquid securities were 0.5% of the Fund’s net assets.
(e)	Rounds to less than $1 thousand.
(f)	Amount represents less than 0.05% of net assets.
(g)	Security was fair valued based using significant unobservable inputs as of March 31, 2020.
(h)	Expiration date has not been announced.
(i)	Rate disclosed is the daily yield on March 31, 2020

ADR—American Depositary Receipt

ETF—Exchange-Traded Fund

PCL—Public Company Limited

REIT—Real Estate Investment Trust

Victory Portfolios	Schedule of Portfolio Investments
Victory Trivalent International Fund-Core Equity	March 31, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Common Stocks (94.2%)

Australia (3.0%):

Consumer Discretionary (0.2%):
Aristocrat Leisure Ltd.	19,632	$255

Energy (0.4%):
Beach Energy Ltd.	617,608	430

Financials (0.7%):
Australia & New Zealand Banking Group Ltd.	21,958	230
Macquarie Group Ltd.	9,970	531
		761
Materials (1.3%):
Rio Tinto Ltd.	26,331	1,356

Real Estate (0.4%):
Lendlease Group	30,280	190
Mirvac Group	201,891	256
		446
		3,248
Austria (0.4%):

Financials (0.4%):
Erste Group Bank AG	12,700	232
Raiffeisen Bank International AG	16,741	241
		473
Belgium (0.8%):

Financials (0.2%):
KBC Group NV	6,287	285

Health Care (0.6%):
UCB SA	7,394	633
		918
Brazil (0.5%):

Financials (0.5%):
Banco Santander Brasil SA	100,900	518

Canada (4.7%):

Consumer Staples (0.4%):
Alimentation Couche-Tard, Inc., Class B	17,692	417

Energy (0.7%):
Parex Resources, Inc. (a)	51,717	437
Suncor Energy, Inc.	21,576	345
		782
Financials (2.3%):
Bank of Montreal	8,557	432
Canadian Imperial Bank of Commerce (b)	7,859	458
iA Financial Corp., Inc.	13,561	426
National Bank of Canada	15,090	583
Sun Life Financial, Inc.	18,613	599
		2,498
Industrials (0.6%):
Canadian Pacific Railway Ltd.	2,900	640

Materials (0.7%):
Barrick Gold Corp.	23,383	430
Kirkland Lake Gold Ltd.	12,067	355
		785
		5,122
China (8.3%):

Communication Services (2.4%):
HUYA, Inc., ADR (a)	18,504	314
Momo, Inc., ADR	12,384	268
NetEase, Inc., ADR	1,588	510

Security Description	Shares	Value
Tencent Holdings Ltd.	31,900	$1,577
		2,669
Consumer Discretionary (2.7%):
Alibaba Group Holding Ltd., ADR (a)	13,421	2,610
ANTA Sports Products Ltd.	52,000	377
		2,987
Financials (1.8%):
Bank of China Ltd., Class H	1,622,275	618
Industrial & Commercial Bank of China Ltd., Class H	1,321,250	901
Ping An Insurance Group Co. of China Ltd.	39,500	386
		1,905
Materials (1.0%):
Anhui Conch Cement Co. Ltd., Class H	158,000	1,085

Real Estate (0.4%):
Country Garden Holdings Co. Ltd.	384,000	459
		9,105
Denmark (1.3%):

Consumer Staples (0.4%):
Carlsberg A/S, Class B	3,871	436

Health Care (0.3%):
Novo Nordisk A/S, Class B	6,708	401

Utilities (0.6%):
Orsted A/S (c)	6,395	626
		1,463
Faroe Islands (0.3%):

Consumer Staples (0.3%):
Bakkafrost P/F	6,380	303

Finland (0.2%):

Industrials (0.2%):
Metso Oyj	9,065	214

France (7.0%):

Communication Services (0.3%):
Vivendi SA	17,785	376

Consumer Discretionary (1.5%):
Kering SA	1,106	576
LVMH Moet Hennessy Louis Vuitton SE	2,770	1,016
		1,592
Consumer Staples (0.3%):
L’Oreal SA	1,344	348

Energy (0.6%):
TOTAL SA	17,708	667

Financials (0.5%):
Amundi SA (c)	5,189	300
AXA SA	13,969	236
		536
Health Care (0.9%):
Korian SA	9,554	295
Sanofi	8,382	725
		1,020
Industrials (1.3%):
Alstom SA	8,342	345
Teleperformance	3,479	720
Vinci SA	4,176	341
		1,406
Information Technology (0.8%):
Alten SA	3,615	254
Capgemini SE	3,089	258

Security Description	Shares	Value
Worldline SA (a)(c)	6,080	$359
		871
Materials (0.3%):
Arkema SA	4,904	335

Real Estate (0.2%):
Nexity SA	8,244	254

Utilities (0.3%):
Rubis SCA	6,599	272
		7,677
Germany (4.7%):

Consumer Discretionary (0.4%):
HelloFresh SE (a)	13,072	427

Financials (1.2%):
Allianz SE	3,809	648
Hannover Rueck SE	4,523	639
		1,287
Health Care (0.4%):
Fresenius Medical Care AG & Co. KGaA	6,735	440

Industrials (0.3%):
Deutsche Post AG	11,844	317

Information Technology (0.9%):
SAP SE	5,428	606
Teamviewer AG (a)	8,789	357
		963
Materials (0.2%):
HeidelbergCement AG	4,681	200

Real Estate (0.7%):
Alstria Office REIT-AG	21,765	312
Leg Immobilien AG	4,254	477
		789
Utilities (0.6%):
E.ON SE	70,567	724
		5,147
Hong Kong (3.2%):

Communication Services (0.3%):
HKT Trust & HKT Ltd.	259,000	352

Consumer Staples (0.9%):
Sun Art Retail Group Ltd.	444,500	654
Vinda International Holdings Ltd.	131,000	316
		970
Energy (0.6%):
CNOOC Ltd.	314,000	326
Kunlun Energy Co. Ltd.	562,000	325
		651
Financials (0.4%):
BOC Hong Kong Holdings Ltd.	159,500	438

Industrials (0.5%):
CK Hutchison Holdings Ltd.	84,500	563

Real Estate (0.3%):
CK Asset Holdings Ltd.	52,895	287

Utilities (0.2%):
China Water Affairs Group Ltd.	368,000	275
		3,536
Hungary (0.4%):

Financials (0.4%):
OTP Bank Nyrt	14,395	414

India (2.0%):

Energy (0.4%):

Security Description	Shares	Value
Reliance Industries Ltd.	26,838	$391

Financials (0.5%):
HDFC Bank Ltd.	28,849	329
Power Finance Corp. Ltd.	198,649	240
		569
Health Care (0.5%):
Ipca Laboratories Ltd.	31,589	573

Information Technology (0.3%):
HCL Technologies Ltd.	61,922	357

Utilities (0.3%):
Power Grid Corp. of India Ltd.	153,699	323
		2,213
Indonesia (0.2%):

Industrials (0.2%):
PT Wijaya Karya (Persero) Tbk	4,048,100	205

Ireland (1.0%):

Health Care (0.8%):
ICON PLC (a)	6,374	867

Industrials (0.2%):
Ryanair Holdings PLC, ADR (a)	4,575	243
		1,110
Italy (1.3%):

Industrials (0.2%):
Leonardo SpA	33,175	219

Utilities (1.1%):
ACEA SpA	24,016	381
Enel SpA	124,414	858
		1,239
		1,458
Japan (17.8%):

Communication Services (1.8%):
KDDI Corp.	24,700	730
Nexon Co. Ltd.	30,200	493
Nippon Telegraph & Telephone Corp.	31,300	749
		1,972
Consumer Discretionary (2.8%):
Sony Corp.	29,400	1,742
Toyota Motor Corp.	22,400	1,350
		3,092
Consumer Staples (1.3%):
Matsumotokiyoshi Holdings Co. Ltd.	12,400	452
Nippon Suisan Kaisha Ltd.	85,100	375
Toyo Suisan Kaisha Ltd.	11,300	546
		1,373
Financials (2.3%):
Mizuho Financial Group, Inc.	245,000	281
ORIX Corp.	57,100	682
Shinsei Bank Ltd.	24,300	322
Sumitomo Mitsui Financial Group, Inc.	15,025	365
Sumitomo Mitsui Trust Holdings, Inc.	10,200	293
Tokio Marine Holdings, Inc.	12,700	581
		2,524
Health Care (1.9%):
Astellas Pharma, Inc.	44,700	689
Hoya Corp.	9,600	816
Shionogi & Co. Ltd.	12,800	631
		2,136
Industrials (3.3%):

Security Description	Shares	Value
Central Japan Railway Co.	3,400	$545
ITOCHU Corp.	52,200	1,081
Mitsubishi Electric Corp.	35,700	436
Mitsui & Co. Ltd.	36,900	512
Obayashi Corp.	43,100	366
Secom Co. Ltd.	4,900	405
Taisei Corp.	9,900	302
		3,647
Information Technology (2.7%):
Advantest Corp.	12,100	482
FUJIFILM Holdings Corp.	10,200	503
Fujitsu Ltd.	5,700	513
Hitachi Ltd.	13,900	399
Murata Manufacturing Co. Ltd.	12,200	607
Obic Co. Ltd.	3,400	443
		2,947
Materials (0.9%):
Shin-Etsu Chemical Co. Ltd.	3,500	344
Tosoh Corp.	20,100	227
Ube Industries Ltd.	26,200	400
		971
Real Estate (0.5%):
Daiwa House Industry Co. Ltd.	20,000	494

Utilities (0.3%):
The Kansai Electric Power Co., Inc.	33,900	377
		19,533
Jersey (0.3%):

Materials (0.3%):
Centamin PLC	191,918	285

Korea, Republic Of (3.6%):

Communication Services (0.4%):
NCSoft Corp.	804	429

Consumer Discretionary (0.4%):
Hyundai Motor Co.	5,195	375

Consumer Staples (0.6%):
Orion Corp.	6,765	639

Health Care (0.4%):
Seegene, Inc.	5,201	473

Industrials (0.2%):
Samsung Engineering Co. Ltd. (a)	28,429	234

Information Technology (1.4%):
LG Innotek Co. Ltd.	6,207	571
Samsung Electronics Co. Ltd.	25,322	985
		1,556
Materials (0.2%):
POSCO	1,656	218
		3,924
Malaysia (0.6%):

Financials (0.6%):
RHB Bank Bhd	590,600	643

Mexico (0.2%):

Industrials (0.2%):
Grupo Aeroportuario del Centro Norte SAB de CV	72,010	243

Netherlands (2.5%):

Consumer Discretionary (0.3%):
Prosus NV (a)	5,313	372

Consumer Staples (0.8%):

Security Description	Shares	Value
Koninklijke Ahold Delhaize NV	37,287	$868

Financials (0.8%):
Euronext NV (c)	4,131	304
ING Groep NV	34,765	178
NN Group NV	13,478	366
		848
Industrials (0.4%):
Wolters Kluwer NV	6,214	441

Information Technology (0.2%):
NXP Semiconductor NV	3,127	259
		2,788
Norway (0.4%):

Financials (0.4%):
DNB ASA	38,166	426

Poland (0.3%):

Consumer Staples (0.3%):
Dino Polska SA (a)(c)	9,866	384

Portugal (0.6%):

Communication Services (0.2%):
NOS SGPS SA	58,182	194

Energy (0.4%):
Galp Energia SGPS SA	38,909	445
		639
Russian Federation (0.8%):

Energy (0.5%):
LUKOIL PJSC, ADR	9,310	549

Financials (0.3%):
Sberbank of Russia PJSC	141,140	328
		877
Singapore (0.8%):

Financials (0.8%):
DBS Group Holdings Ltd.	24,800	324
Singapore Exchange Ltd.	78,000	502
		826
South Africa (0.7%):

Communication Services (0.5%):
Naspers Ltd., Class N	3,878	551

Materials (0.2%):
Kumba Iron Ore Ltd.	16,134	252
		803
Spain (1.6%):

Communication Services (0.3%):
Masmovil Ibercom SA (a)	18,843	297

Consumer Discretionary (0.3%):
Industria de Diseno Textil SA	13,938	361

Energy (0.3%):
Repsol SA	32,261	288

Industrials (0.4%):
ACS Actividades de Construccion y Servicios SA	23,603	469

Utilities (0.3%):
Atlantica Yield PLC	17,184	383
		1,798
Sweden (3.0%):

Communication Services (0.3%):

Security Description	Shares	Value
Tele2 AB, Class B	26,166	$349

Consumer Staples (1.0%):
Essity AB, Class B	15,350	471
Swedish Match AB	10,414	590
		1,061
Financials (0.3%):
Skandinaviska Enskilda Banken AB, Class A	50,298	337

Industrials (0.7%):
Sandvik AB	26,156	368
Volvo AB, Class B	34,304	408
		776
Materials (0.3%):
Boliden AB	19,941	358

Real Estate (0.4%):
Fastighets AB Balder, Class B (a)	10,241	371
		3,252
Switzerland (8.8%):

Consumer Staples (2.7%):
Barry Callebaut AG, Registered Shares	157	315
Coca-Cola HBC AG	11,677	250
Nestle SA, Registered Shares	23,160	2,372
		2,937
Financials (0.8%):
Swiss Life Holding AG	2,693	904

Health Care (4.4%):
Galenica AG (c)	7,749	529
Lonza Group AG, Registered Shares	1,341	552
Novartis AG, Registered Shares	18,425	1,521
Roche Holding AG	6,749	2,172
		4,774
Information Technology (0.9%):
Logitech International SA, Class R	12,784	547
STMicroelectronics NV (b)	22,556	485
		1,032
		9,647
Taiwan (3.4%):

Financials (0.8%):
Chailease Holding Co. Ltd.	134,630	406
Fubon Financial Holding Co. Ltd.	386,000	477
		883
Information Technology (2.6%):
Accton Technology Corp.	108,000	578
Radiant Opto-Electronics Corp.	136,000	352
Realtek Semiconductor Corp.	108,000	775
Taiwan Semiconductor Manufacturing Co. Ltd.	121,000	1,090
		2,795
		3,678
Thailand (0.6%):

Communication Services (0.3%):
Advanced Info Service PCL	55,200	335

Consumer Staples (0.3%):
Charoen Pokphand Foods PCL	516,000	380
		715
United Arab Emirates (0.3%):

Financials (0.3%):
Emirates NBD Bank PJSC	147,616	287

United Kingdom (8.6%):

Security Description	Shares	Value
Communication Services (0.3%):
Vodafone Group PLC	259,951	$360

Consumer Discretionary (0.9%):
Barratt Developments PLC	63,096	341
Fiat Chrysler Automobiles NV	25,884	185
JD Sports Fashion PLC	74,705	418
		944
Consumer Staples (1.8%):
British American Tobacco PLC	18,648	635
Tate & Lyle PLC	52,370	426
Tesco PLC	331,906	937
		1,998
Energy (0.9%):
BP PLC	203,917	836
Cairn Energy PLC (a)	139,769	133
		969
Financials (1.6%):
3i Group PLC	82,845	802
Barclays PLC	213,418	242
HSBC Holdings PLC	63,008	354
Legal & General Group PLC	152,687	361
		1,759
Health Care (1.1%):
AstraZeneca PLC	6,354	566
Hikma Pharmaceuticals PLC	23,125	581
		1,147
Industrials (1.3%):
Ashtead Group PLC	25,013	541
BAE Systems PLC	87,040	559
RELX PLC	15,955	340
		1,440
Materials (0.7%):
Anglo American PLC	44,260	776
		9,393
Total Common Stocks (Cost $122,066)		103,265

Preferred Stocks (1.3%)

Brazil (0.5%):

Communication Services (0.3%):
Telefonica Brasil SA	38,700	368

Energy (0.2%):
Petroleo Brasileiro SA	83,000	224
		592
Germany (0.8%):

Consumer Discretionary (0.8%):
Volkswagen AG	7,108	818

Total Preferred Stocks (Cost $2,165)		1,410

Exchange-Traded Funds (2.8%)

United States (2.8%):
iShares Core MSCI EAFE ETF	38,171	1,904
iShares Core MSCI Emerging Markets ETF	29,504	1,194
		3,098
Total Exchange-Traded Funds (Cost $3,595)		3,098

Security Description	Shares	Value
Collateral for Securities Loaned^ (0.8%)

United States (0.8%):
BlackRock Liquidity Funds TempFund Portfolio, Institutional, Class, 0.71%(d)	21,499	$21
Fidelity Investments Money Market Government Portfolio, Class I, 0.32%(d)	261,379	261
Fidelity Investments Prime Money Market Portfolio, Class I, 0.60%(d)	10,725	11
Goldman Sachs Financial Square Prime Obligations Fund, Institutional, Class, 0.85%(d)	149,507	150
JPMorgan Prime Money Market Fund, Capital, Class, 0.92%(d)	85,552	86
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional, Class, 0.94%(d)	384,659	384
Total Collateral for Securities Loaned (Cost $913)		913
Total Investments (Cost $128,739) — 99.1%		108,686
Other assets in excess of liabilities — 0.9%		939
NET ASSETS - 100.00%		$109,625

^	Purchased with cash collateral from securities on loan.
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)

Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund’s Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. As of March 31, 2020, the fair value of these securities was $2,502 (thousands) and amounted to 2.3% of net assets.

(d)	Rate disclosed is the daily yield on March 31, 2020.

ADR—American Depositary Receipt

ETF—Exchange-Traded Fund

PCL—Public Company Limited

PLC—Public Limited Company

REIT—Real Estate Investment Trust

Victory Portfolios	Schedule of Portfolio Investments
Victory Trivalent International Small-Cap Fund	March 31, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Common Stocks (97.7%)

Australia (4.4%):

Energy (0.6%):
Beach Energy Ltd.	13,293,996	$9,261

Financials (0.3%):
Magellan Financial Group Ltd.	145,737	3,864

Industrials (0.3%):
Seven Group Holdings Ltd. (a)	595,436	4,096

Information Technology (0.4%):
Appen Ltd.	514,851	6,146

Materials (2.0%):
Mineral Resources Ltd. (a)	1,140,421	9,646
Northern Star Resources Ltd.	1,073,667	6,953
OZ Minerals Ltd.	1,107,948	4,941
Saracen Mineral Holdings Ltd. (b)	3,108,950	6,989
		28,529
Real Estate (0.8%):
Charter Hall Group	1,575,762	6,607
Shopping Centres Australasia Property Group	2,944,866	4,083
		10,690
		62,586
Belgium (1.1%):

Consumer Staples (0.2%):
Ontex Group NV	157,872	2,747

Real Estate (0.9%):
Warehouses de Pauw CVA	431,198	12,305
		15,052
Canada (6.4%):

Consumer Discretionary (0.4%):
Canada Goose Holdings, Inc. (a)(b)	248,273	4,938

Consumer Staples (0.2%):
Maple Leaf Foods, Inc.	131,660	2,388

Energy (0.5%):
Parex Resources, Inc. (b)	847,717	7,169
Tamarack Valley Energy Ltd. (b)	1,190,185	410
		7,579
Financials (0.3%):
Canadian Western Bank	341,726	4,704

Industrials (1.6%):
Finning International, Inc.	397,332	4,264
Ritchie Bros. Auctioneers, Inc.	72,392	2,480
Stantec, Inc.	351,072	8,982
TFI International, Inc.	304,705	6,724
		22,450
Materials (1.5%):
B2Gold Corp.	3,028,583	9,169
Kirkland Lake Gold Ltd.	145,030	4,272
Norbord, Inc.	107,395	1,271
Pan American Silver Corp.	433,241	6,235
		20,947
Real Estate (1.3%):
Canadian Apartment Properties REIT	203,359	6,155
Real Matters, Inc. (b)	699,108	6,956
Tricon Capital Group, Inc.	1,028,025	5,034
		18,145
Utilities (0.6%):
Northland Power, Inc. (a)	453,145	9,046
		90,197
Denmark (1.4%):

Consumer Staples (0.4%):

Security Description	Shares	Value
Royal Unibrew A/S	78,009	$5,610

Health Care (0.8%):
Bavarian Nordic A/S (a)(b)	186,183	2,941
GN Store Nord A/S	191,875	8,510
		11,451
Industrials (0.2%):
Dfds A/S (a)(b)	149,919	3,374
		20,435
Faroe Islands (0.3%):

Consumer Staples (0.3%):
Bakkafrost P/F	102,905	4,884

Finland (1.9%):

Industrials (1.2%):
Adapteo Oyj (b)	416,972	3,578
Outotec Oyj (a)	1,274,367	4,697
Valmet Oyj (b)	449,496	8,724
		16,999
Information Technology (0.4%):
TietoEVRY Oyj	258,061	5,566

Materials (0.3%):
Kemira Oyj (b)	462,728	4,459
		27,024
France (7.5%):

Consumer Discretionary (0.7%):
Faurecia SE	197,289	5,775
La Francaise Des Jeux SAEM (b)(c)	166,083	4,207
		9,982
Financials (0.2%):
SCOR SE	149,261	3,283

Health Care (0.5%):
Korian SA	241,693	7,454

Industrials (3.4%):
Alstom SA	149,677	6,179
Eiffage SA	160,616	11,398
Nexans SA	229,861	6,837
Teleperformance	114,253	23,657
		48,071
Information Technology (1.4%):
Alten SA	124,925	8,789
SOITEC (b)	64,475	4,598
Worldline SA (b)(c)	120,249	7,096
		20,483
Materials (0.6%):
Arkema SA	119,797	8,177

Real Estate (0.4%):
Nexity SA	182,562	5,618

Utilities (0.3%):
Rubis SCA	91,654	3,778
		106,846
Germany (6.3%):

Consumer Discretionary (0.7%):
HelloFresh SE (b)	333,016	10,872

Consumer Staples (0.5%):
Suedzucker AG	478,973	6,843

Financials (0.4%):
Deutsche Pfandbriefbank AG (c)	708,380	5,346

Health Care (1.2%):
Carl Zeiss Meditec AG (b)	116,131	11,055

Security Description	Shares	Value
Gerresheimer AG	93,826	$5,915
		16,970
Industrials (1.0%):
Fraport AG Frankfurt Airport Services Worldwide	99,172	3,991
Kion Group AG	140,861	6,061
Rheinmetall AG	59,819	4,156
		14,208
Information Technology (0.7%):
Bechtle AG	78,025	9,822

Real Estate (1.5%):
Alstria Office REIT-AG	697,745	10,010
TAG Immobilien AG	549,591	10,806
		20,816
Utilities (0.3%):
Encavis AG	409,857	4,098
		88,975
Hong Kong (1.0%):

Consumer Discretionary (0.7%):
Melco International Development Ltd.	3,277,000	4,697
Xinyi Glass Holdings Ltd.	4,456,000	5,089
		9,786
Utilities (0.3%):
Towngas China Co. Ltd.	9,348,000	4,617
		14,403
Ireland (0.8%):

Consumer Discretionary (0.2%):
Dalata Hotel Group PLC	1,056,882	2,886

Health Care (0.6%):
UDG Healthcare PLC	1,146,543	8,919
		11,805
Isle of Man (0.4%):

Consumer Discretionary (0.4%):
GVC Holdings PLC	821,331	5,688

Israel (0.3%):

Financials (0.3%):
Israel Discount Bank Ltd., Class A	1,287,726	3,755

Italy (3.4%):

Communication Services (0.6%):
Infrastructure Wireless Italiane SpA (c)	773,431	8,372

Financials (0.2%):
Banca Mediolanum SpA	584,981	2,935

Health Care (1.1%):
Amplifon SpA	347,892	7,065
Diasorin SpA	67,142	8,848
		15,913
Industrials (0.3%):
Interpump Group SpA	191,098	4,590

Materials (0.6%):
Buzzi Unicem SpA	464,247	8,476

Utilities (0.6%):
ACEA SpA	540,592	8,578
		48,864
Japan (24.9%):

Communication Services (1.5%):
Capcom Co. Ltd.	278,200	8,724

Security Description	Shares	Value
Dip Corp.	346,100	$5,560
Internet Initiative Japan, Inc.	214,300	7,035
		21,319
Consumer Discretionary (3.4%):
Adastria Co. Ltd.	349,600	3,991
ASKUL Corp.	154,800	4,562
Paltac Corp.	214,800	10,640
Resorttrust, Inc. (a)	332,500	3,248
Starts Corp., Inc.	265,700	4,924
Sumitomo Forestry Co. Ltd.	410,000	5,235
Sushiro Global Holdings Ltd.	528,800	7,753
Toyo Tire Corp.	663,500	7,586
		47,939
Consumer Staples (1.7%):
Matsumotokiyoshi Holdings Co. Ltd.	224,400	8,181
Nichirei Corp.	266,600	7,508
Nippon Suisan Kaisha Ltd.	1,853,800	8,159
		23,848
Financials (1.6%):
North Pacific Bank Ltd.	2,875,700	5,414
The Shiga Bank Ltd. (a)	339,100	8,029
Zenkoku Hosho Co. Ltd.	308,800	9,718
		23,161
Health Care (2.2%):
Eiken Chemical Co. Ltd.	505,700	9,234
Japan Lifeline Co. Ltd.	388,300	4,866
Sawai Pharmaceutical Co. Ltd.	170,700	9,147
Ship Healthcare Holdings, Inc.	204,000	8,328
		31,575
Industrials (5.8%):
Baycurrent Consulting, Inc.	85,300	3,998
Daihen Corp.	190,500	5,087
Daiseki Co. Ltd.	257,400	5,451
Fuji Corp./Aichi (a)	403,600	6,114
Fullcast Holdings Co. Ltd.	308,700	3,531
Kanamotoc Co. Ltd.	247,800	4,796
Kumagai Gumi Co. Ltd.	237,300	5,463
Maeda Corp. (a)	857,400	6,298
Makino Milling Machine Co. Ltd.	143,200	3,749
Penta-Ocean Construction Co. Ltd.	1,546,700	8,099
Sankyu, Inc.	144,800	5,396
Sanwa Holdings Corp.	766,100	5,950
Seino Holdings Co. Ltd.	632,500	6,868
Takasago Thermal Engineering Co. Ltd.	428,600	6,555
Toda Corp. (a)	905,700	5,228
		82,583
Information Technology (4.4%):
Advantest Corp. (a)	126,800	5,051
Anritsu Corp. (a)	512,600	9,433
Lasertec Corp.	383,800	17,799
Net One Systems Co. Ltd.	331,600	6,901
Taiyo Yuden Co. Ltd. (a)	265,000	6,921
TIS, Inc.	955,500	15,848
		61,953
Materials (2.3%):
Denka Co. Ltd.	209,800	4,390
Fuso Chemical Co. Ltd.	184,500	5,175
Lintec Corp.	46,700	978
Rengo Co. Ltd.	1,462,700	11,371
Tokyo Steel Manufacturing Co. Ltd.	980,500	6,126
Yamato Kogyo Co. Ltd.	247,800	4,245
		32,285
Real Estate (2.0%):
Invincible Investment Corp.	16,061	3,624
Kenedix Office Investment Corp.	1,266	6,705
Nippon Accommodations Fund, Inc.	1,799	9,789

Security Description	Shares	Value
Open House Co. Ltd.	375,900	$7,736
		27,854
		352,517
Jersey (0.3%):

Materials (0.3%):
Centamin PLC	2,649,674	3,933

Korea, Republic Of (5.8%):

Communication Services (0.4%):
AfreecaTV Co. Ltd.	123,306	5,267

Consumer Discretionary (0.8%):
F&F Co. Ltd.	74,828	5,621
GS Home Shopping, Inc.	37,752	3,269
SL Corp.	264,643	2,854
		11,744
Consumer Staples (0.4%):
Maeil Dairies Co. Ltd.	100,588	5,653

Health Care (1.9%):
Seegene, Inc.	303,474	27,595

Industrials (0.3%):
Samsung Engineering Co. Ltd. (b)	502,947	4,145

Information Technology (1.3%):
Douzone Bizon Co. Ltd.	146,097	9,642
Partron Co. Ltd.	511,742	3,159
SFA Engineering Corp.	221,641	5,602
		18,403
Materials (0.7%):
Soulbrain Co. Ltd.	180,868	9,275
		82,082
Luxembourg (0.3%):

Consumer Discretionary (0.3%):
B&M European Value Retail SA	1,396,775	4,743

Netherlands (4.1%):

Energy (0.5%):
SBM Offshore NV (a)	506,684	6,697

Financials (1.7%):
ASR Nederland NV	287,094	7,216
Euronext NV (c)	162,942	11,995
Flow Traders (c)	188,365	5,669
		24,880
Health Care (0.4%):
Argenx SE (b)	41,213	5,424

Industrials (0.5%):
Intertrust NV (c)	385,001	4,845
TKH Group NV	105,511	2,927
		7,772
Information Technology (1.0%):
Asm International NV	134,232	13,653
		58,426
New Zealand (0.3%):

Health Care (0.3%):
Summerset Group Holdings Ltd.	1,136,089	3,667

Norway (0.3%):

Financials (0.3%):
Sparebanken Vest	764,646	3,599

Security Description	Shares	Value
Singapore (0.5%):

Real Estate (0.5%):
Frasers Logistics & Industrial Trust	11,005,600	$6,806

Spain (2.3%):

Communication Services (0.5%):
Masmovil Ibercom SA (b)	449,956	7,098

Financials (0.2%):
Bankinter SA	662,421	2,402

Industrials (0.6%):
Applus Services SA	384,958	2,438
Cia de Distribucion Integral Logista Holdings SA	362,687	5,820
		8,258
Information Technology (0.3%):
Indra Sistemas SA (b)	481,907	3,923

Real Estate (0.4%):
Merlin Properties Socimi SA	806,022	6,081

Utilities (0.3%):
Atlantica Yield PLC	234,802	5,236
		32,998
Sweden (3.5%):

Communication Services (0.8%):
Nordic Entertainment Group AB, Class B	177,414	3,697
Stillfront Group AB (b)	187,805	8,218
		11,915
Consumer Discretionary (1.0%):
Evolution Gaming Group AB (c)	407,267	13,820

Health Care (0.5%):
Getinge AB, Class B	392,314	7,425

Industrials (0.4%):
Peab AB, Class B	689,146	4,940

Real Estate (0.8%):
Wihlborgs Fastigheter AB	788,700	10,918
		49,018
Switzerland (8.0%):

Consumer Discretionary (0.4%):
Forbo Holding AG, Registered Shares	5,037	6,105

Consumer Staples (0.7%):
Barry Callebaut AG, Registered Shares	2,182	4,369
Coca-Cola HBC AG	234,624	5,031
		9,400
Financials (2.3%):
Cembra Money Bank AG	46,115	4,207
Helvetia Holding AG, Registered Shares	42,440	3,627
Julius Baer Group Ltd.	125,959	4,221
Swiss Life Holding AG	37,835	12,704
Vontobel Holding AG, Class R	158,151	7,696
		32,455
Health Care (1.0%):
Galenica AG (c)	136,327	9,306
Straumann Holding AG, Class R	6,389	4,673
		13,979
Industrials (1.5%):
Adecco Group AG	119,936	4,728
Bucher Industries AG, Registered Shares	19,575	5,162
Sulzer AG, Registered Shares	87,169	5,429
Wizz Air Holdings PLC (b)(c)	210,010	5,909
		21,228
Information Technology (1.3%):

Security Description	Shares	Value
Logitech International SA, Class R	435,329	$18,652

Real Estate (0.8%):
Psp Swiss Property AG, Registered Shares	91,323	11,424
		113,243
United Kingdom (11.7%):

Communication Services (0.9%):
Auto Trader Group PLC (c)	1,385,453	7,485
Future PLC	432,589	5,371
		12,856
Consumer Discretionary (1.0%):
Bellway PLC	138,464	3,667
JD Sports Fashion PLC	1,114,000	6,238
Redrow PLC	1,143,426	5,067
		14,972
Consumer Staples (1.5%):
Cranswick PLC	162,159	7,422
Stock Spirits Group PLC	2,206,782	4,392
Tate & Lyle PLC	1,267,419	10,309
		22,123
Energy (0.3%):
Cairn Energy PLC (b)	4,173,531	3,955

Financials (1.6%):
Ashmore Group PLC (a)	1,757,670	7,738
Beazley PLC	796,558	3,841
Intermediate Capital Group PLC	458,186	5,056
Onesavings Bank PLC	1,893,805	5,901
		22,536
Health Care (1.0%):
Clinigen Group PLC	655,623	4,396
Hikma Pharmaceuticals PLC	388,513	9,767
		14,163
Industrials (1.9%):
Aggreko PLC	616,069	3,681
HomeServe PLC	614,910	8,007
Howden Joinery Group PLC	779,868	4,905
National Express Group PLC	1,680,880	4,255
Ultra Electronics Holdings PLC	57,582	1,436
Vesuvius PLC	1,080,695	4,298
		26,582
Information Technology (1.8%):
Avast PLC (c)	1,155,998	5,588
Computacenter PLC	494,962	8,773
Electrocomponents PLC	763,865	4,862
Spirent Communications PLC	2,357,126	5,977
		25,200
Real Estate (1.7%):
Londonmetric Property PLC	2,873,965	6,267
Safestore Holdings PLC	1,410,190	11,149
The Unite Group PLC	655,306	6,539
		23,955
		166,342
United States (0.5%):

Information Technology (0.5%):
Globant SA (b)	85,200	7,488

Total Common Stocks (Cost $1,454,083)		1,385,376

Exchange-Traded Funds (0.4%)

United States (0.4%):

Security Description	Shares	Value
Vanguard FTSE Developed Markets ETF	178,208	$5,941

Total Exchange-Traded Funds (Cost $5,869)		5,941

Collateral for Securities Loaned^ (4.3%)

United States (4.3%):
BlackRock Liquidity Funds TempFund Portfolio, Institutional, Class, 0.71%(d)	1,443,854	1,444
Fidelity Investments Money Market Government Portfolio, Class I, 0.32%(d)	17,553,582	17,554
Fidelity Investments Prime Money Market Portfolio, Class I, 0.60%(d)	720,242	720
Goldman Sachs Financial Square Prime Obligations Fund, Institutional, Class, 0.85%(d)	10,040,525	10,041
JPMorgan Prime Money Market Fund, Capital, Class, 0.92%(d)	5,745,476	5,745
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional, Class, 0.94%(d)	25,831,781	25,832
Total Collateral for Securities Loaned (Cost $61,336)		61,336
Total Investments (Cost $1,521,288) — 102.4%		1,452,653
Liabilities in excess of other assets — (2.4)%		(34,334)
NET ASSETS - 100.00%		$1,418,319

^	Purchased with cash collateral from securities on loan.
(a)	All or a portion of this security is on loan.
(b)	Non-income producing security.
(c)

Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund’s Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. As of March 31, 2020, the fair value of these securities was $89,638 (thousands) and amounted to 6.3% of net assets.

(d)	Rate disclosed is the daily yield on March 31, 2020.

ETF—Exchange-Traded Fund

PLC—Public Limited Company

REIT—Real Estate Investment Trust

Victory Portfolios	Schedule of Portfolio Investments
Victory INCORE Total Return Bond Fund	March 31, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value

Asset-Backed Securities (2.2%)
Ameriquest Mortgage Securities, Series 2004-R12, Class M1, 1.80% (LIBOR01M+86bps), 1/25/35, Callable 4/25/20 @ 100(a)	$194	$188

Home Equity Asset Trust, Series 2005-2, Class M5, 2.04% (LIBOR01M+110bps), 7/25/35, Callable 4/25/20 @ 100(a)	749	709

Park Place Securities, Inc., Series 2004-WCW2, Class M2, 1.92% (LIBOR01M+98bps), 10/25/34, Callable 4/25/20 @ 100(a)	87	84

Popular ABS Mortgage Pass-Through Trust, Series 2005-2, Class AV1B, 1.21% (LIBOR01M+26bps), 4/25/35, Callable 4/25/20 @ 100(a)	21	20

Santander Retail Auto Lease Trust, Series 2018-A, Class B, 3.20%, 4/20/22, Callable 3/20/21 @ 100(b)(c)	525	525
Total Asset-Backed Securities (Cost $1,542)		1,526

Collateralized Mortgage Obligations (3.5%)
Bank, Series 2020-BN26, Class AS, 2.69%, 3/15/63	290	259

Citigroup Commercial Mortgage Trust, Series 2020-GC46, Class AS, 2.92%, 1/15/53	257	235

Commercial Mortgage Trust, Series 2013-LC6, Class B, 3.74%, 1/10/46(c)	320	322

GS Mortgage Securities Trust, Series 2012-GC6, Class B, 5.65%, 1/10/45(b)(c)(d)	500	518

WFRBS Commercial Mortgage Trust, Series 2012-C10, Class B, 3.74%, 12/15/45	585	580

WFRBS Commercial Mortgage Trust, Series 2012-C10, Class A5, 3.24%, 12/15/45	270	270

WFRBS Commercial Mortgage Trust, Series 2014-C19, Class B, 4.72%, 3/15/47, Callable 3/1/24 @ 100(d)	208	212
Total Collateralized Mortgage Obligations (Cost $2,564)		2,396

Corporate Bonds (32.5%)
Communication Services (1.6%):
Activision Blizzard, Inc., 2.60%, 6/15/22, Callable 5/15/22 @ 100	110	111

Security Description	Principal Amount	Value

AT&T, Inc.
3.20%, 3/1/22, Callable 2/1/22 @ 100 (c)	$158	$161
4.25%, 3/1/27, Callable 12/1/26 @ 100 (c)	129	137
5.15%, 11/15/46, Callable 5/15/46 @ 100 (c)	207	242
Comcast Corp., 3.45%, 2/1/50, Callable 8/1/49 @ 100	150	162
Verizon Communications, Inc.
5.15%, 9/15/23 (c)	142	158
3.38%, 2/15/25 (c)	116	124
		1,095
Consumer Discretionary (3.2%):
D.R. Horton, Inc., 2.50%, 10/15/24, Callable 9/15/24 @ 100	670	627
General Motors Co., 4.88%, 10/2/23 (c)	229	209
Hasbro, Inc., 6.35%, 3/15/40	160	152
Lear Corp.
3.50%, 5/30/30, Callable 2/28/30 @ 100	112	96
5.25%, 5/15/49, Callable 11/15/48 @ 100	158	137
NIKE, Inc., 3.88%, 11/1/45, Callable 5/1/45 @ 100 (e)	198	233
NVR, Inc., 3.95%, 9/15/22, Callable 6/15/22 @ 100 (c)	268	272
Ross Stores, Inc., 3.38%, 9/15/24, Callable 6/15/24 @ 100	160	163
Starbucks Corp.
3.80%, 8/15/25, Callable 6/15/25 @ 100	192	205
2.25%, 3/12/30, Callable 12/12/29 @ 100	205	191
		2,285
Consumer Staples (2.8%):
Altria Group, Inc., 4.40%, 2/14/26, Callable 12/14/25 @ 100 (c)	202	207
BAT Capital Corp., 5.28%, 4/2/50, Callable 10/2/49 @ 100 (f)	167	167
Constellation Brands, Inc., 4.65%, 11/15/28, Callable 8/15/28 @ 100 (c)	95	97
Estee Lauder Cos., Inc., 4.15%, 3/15/47, Callable 9/15/46 @ 100	105	117
Keurig Dr. Pepper, Inc.
4.06%, 5/25/23, Callable 4/25/23 @ 100	340	356
5.09%, 5/25/48, Callable 11/25/47 @ 100 (e)	70	87
Mead Johnson Nutrition Co., 4.60%, 6/1/44, Callable 12/1/43 @ 100 (c)	204	243
Reynolds American, Inc., 6.15%, 9/15/43 (c)	175	189
The Coca-Cola Co., 2.95%, 3/25/25	263	282
Tyson Foods, Inc., 5.10%, 9/28/48, Callable 3/28/48 @ 100	135	166
		1,911
Energy (1.8%):
Continental Resources, 4.50%, 4/15/23, Callable 1/15/23 @ 100 (c)	234	130
EQM Midstream Partners LP, 4.75%, 7/15/23, Callable 6/15/23 @ 100	248	179
Exxon Mobil Corp., 4.11%, 3/1/46, Callable 9/1/45 @ 100	85	99

Security Description	Principal Amount	Value

Marathon Petroleum Corp., 4.75%, 9/15/44, Callable 3/15/44 @ 100	$229	$179
Occidental Petroleum Corp., 2.90%, 8/15/24, Callable 7/15/24 @ 100	205	113
Plains All American Pipeline LP/PAA Finance Corp., 2.85%, 1/31/23, Callable 10/31/22 @ 100	245	197
Valero Energy Corp.
4.00%, 4/1/29, Callable 1/1/29 @ 100 (c)	102	95
10.50%, 3/15/39	195	249
		1,241
Financials (10.7%):
Aflac, Inc.
2.88%, 10/15/26, Callable 7/15/26 @ 100	335	328
4.75%, 1/15/49, Callable 7/15/48 @ 100	35	38
Alleghany Corp., 4.90%, 9/15/44, Callable 3/15/44 @ 100	204	205
Bank of America Corp.
2.33% (LIBOR03M+63bps), 10/1/21, Callable 10/1/20 @ 100 (a)(c)	265	265
2.50%, 10/21/22, Callable 10/21/21 @ 100, MTN	515	516
4.20%, 8/26/24, MTN (c)	160	169
Capital One Financial Corp., 3.30%, 10/30/24, Callable 9/30/24 @ 100 (c)	224	222
Cincinnati Financial Corp., 6.13%, 11/1/34	230	315
Citigroup, Inc.
2.75%, 4/25/22, Callable 3/25/22 @ 100	363	367
3.88%, 3/26/25	108	110
4.60%, 3/9/26 (c)	76	81
4.45%, 9/29/27 (c)	108	112
3.88% (LIBOR03M+117bps), 1/24/39, Callable 1/24/38 @ 100 (a)	94	99
Fifth Third Bancorp, 3.65%, 1/25/24, Callable 12/25/23 @ 100 (c)	262	272
Ford Motor Credit Co. LLC, 4.06%, 11/1/24, Callable 10/1/24 @ 100	290	262
General Motors Financial Co., Inc., 4.15%, 6/19/23, Callable 5/19/23 @ 100	110	101
JPMorgan Chase & Co.
2.95%, 10/1/26, Callable 7/1/26 @ 100	425	437
5.60%, 7/15/41	87	118
Morgan Stanley
4.88%, 11/1/22 (c)	303	317
3.13%, 7/27/26, MTN	545	566
The Goldman Sachs Group, Inc.
2.35%, 11/15/21, Callable 11/15/20 @ 100	265	264
3.50%, 1/23/25, Callable 10/23/24 @ 100	275	281
Truist Financial Corp., 2.75%, 4/1/22, MTN, Callable 3/1/22 @ 100	480	483
Unum Group, 4.00%, 6/15/29, Callable 3/15/29 @ 100	195	186
Wells Fargo & Co.
3.45%, 2/13/23	585	601

Security Description	Principal Amount	Value

4.30%, 7/22/27, MTN	$157	$166
4.90%, 11/17/45 (c)	155	176
Zions Bancorp NA, 3.25%, 10/29/29, Callable 7/29/29 @ 100	250	212
		7,269
Health Care (3.3%):
AbbVie, Inc.
2.30%, 5/14/21, Callable 4/14/21 @ 100 (c)	317	317
3.20%, 11/21/29, Callable 8/21/29 @ 100 (b)	285	283
Amgen, Inc., 6.90%, 6/1/38	125	174
Bristol-Myers Squibb Co., 3.40%, 7/26/29, Callable 4/26/29 @ 100 (b)	455	501
Gilead Sciences, Inc., 4.40%, 12/1/21, Callable 9/1/21 @ 100 (c)	660	688
HCA, Inc., 4.13%, 6/15/29, Callable 3/15/29 @ 100	193	193
Humana, Inc., 2.90%, 12/15/22, Callable 11/15/22 @ 100	135	135
		2,291
Industrials (2.9%):
Carlisle Cos., Inc., 2.75%, 3/1/30, Callable 12/1/29 @ 100	150	131
Delta Air Lines, Inc., 3.80%, 4/19/23, Callable 3/19/23 @ 100	275	257
Hillenbrand, Inc., 4.50%, 9/15/26, Callable 7/15/26 @ 100	420	419
Kansas City Southern, 4.95%, 8/15/45, Callable 2/15/45 @ 100	210	218
Oshkosh Corp., 3.10%, 3/1/30, Callable 12/1/29 @ 100	140	151
Rockwell Automation, Inc.
3.50%, 3/1/29, Callable 12/1/28 @ 100	165	173
6.25%, 12/1/37	155	234
Snap-on, Inc., 4.10%, 3/1/48, Callable 9/1/47 @ 100	115	127
Valmont Industries, Inc., 5.00%, 10/1/44, Callable 4/1/44 @ 100 (c)	279	273
		1,983
Information Technology (2.4%):
Apple, Inc., 4.65%, 2/23/46, Callable 8/23/45 @ 100	117	155
Broadcom Corp., 3.00%, 1/15/22, Callable 12/15/21 @ 100 (c)	160	158
Intel Corp., 3.40%, 3/25/25, Callable 2/25/25 @ 100 (e)	228	247
Lam Research Corp., 4.00%, 3/15/29, Callable 12/15/28 @ 100 (c)	101	112
Micron Technology, Inc., 4.19%, 2/15/27, Callable 12/15/26 @ 100	124	126
NetApp, Inc., 3.25%, 12/15/22, Callable 9/15/22 @ 100	150	148
NVIDIA Corp., 2.20%, 9/16/21, Callable 8/16/21 @ 100	165	166
Texas Instruments, Inc., 4.15%, 5/15/48, Callable 11/15/47 @ 100	160	196
VMware, Inc., 2.95%, 8/21/22, Callable 7/21/22 @ 100	360	358
		1,666

Security Description	Principal Amount	Value

Materials (0.6%):
Celanese US Holdings LLC, 4.63%, 11/15/22	$210	$205
Nucor Corp., 4.40%, 5/1/48, Callable 11/1/47 @ 100	102	116
Southern Copper Corp., 5.25%, 11/8/42 (c)	95	96
		417
Real Estate (0.9%):
Duke Realty LP, 3.05%, 3/1/50, Callable 9/1/49 @ 100	159	126
Highwoods Realty LP, 3.63%, 1/15/23, Callable 10/15/22 @ 100	166	165
Retail Properties of America, Inc., 4.00%, 3/15/25, Callable 12/15/24 @ 100	339	358
		649
Utilities (2.3%):
Arizona Public Service Co., 2.95%, 9/15/27, Callable 6/15/27 @ 100	250	255
Consolidated Edison, Inc., 6.30%, 8/15/37 (e)	250	334
NextEra Energy Capital Holdings, Inc., 2.80%, 1/15/23, Callable 12/15/22 @ 100	310	317
Oklahoma G&E Co., 5.25%, 5/15/41, Callable 11/15/40 @ 100	190	217
Public Service Electric & Gas Co., 3.95%, 5/1/42, MTN, Callable 11/1/41 @ 100 (c)	159	173
Vistra Operations Co. LLC, 3.70%, 1/30/27, Callable 11/30/26 @ 100 (b)	287	255
		1,551
Total Corporate Bonds (Cost $22,502)		22,358

Residential Mortgage Backed Securities (0.3%)
Credit Suisse First Boston Mortgage Securities Corp., Series 2002-HE16, Class M1, 2.27% (LIBOR01M+132bps), 10/25/32, Callable 4/25/20 @ 100(a)	108	98

JPMorgan Mortgage Trust, Series 2016-4, Class A5, 3.50%, 10/25/46, Callable 6/25/27 @ 100(b)(c)(d)	140	139
Total Residential Mortgage Backed Securities (Cost $247)		237

Yankee Dollars (5.6%)
Communication Services (0.3%):
Vodafone Group PLC, 5.25%, 5/30/48	193	229

Security Description	Principal Amount	Value

Consumer Discretionary (0.7%):
Magna International, Inc., 3.63%, 6/15/24, Callable 3/15/24 @ 100	$460	$479

Consumer Staples (1.5%):
Kerry Group Financial Services Unlimited Co., 3.20%, 4/9/23, Callable 1/9/23 @ 100 (b)	300	310
Suntory Holdings Ltd.
2.55%, 6/28/22, Callable 5/28/22 @ 100 (b)	574	575
2.25%, 10/16/24, Callable 9/16/24 @ 100 (b)	200	202
		1,087
Energy (0.9%):
Canadian Natural Resources Ltd., 2.95%, 1/15/23, Callable 12/15/22 @ 100	140	122
Ecopetrol SA, 5.88%, 9/18/23 (c)	325	320
Statoil ASA, 3.95%, 5/15/43	100	104
		546
Financials (0.9%):
Enel Finance International NV, 2.88%, 5/25/22 (b)	415	402
Newcrest Finance Pty Ltd., 5.75%, 11/15/41 (b)	155	197
		599
Industrials (0.1%):
Canadian National Railway Co., 3.20%, 8/2/46, Callable 2/2/46 @ 100	85	86

Information Technology (0.2%):
Tyco Electronics Group SA, 7.13%, 10/1/37	82	129

Materials (0.7%):
LYB International Finance II BV, 3.50%, 3/2/27, Callable 12/2/26 @ 100 (c)(e)	183	178
Rio Tinto Finance USA Ltd.
3.75%, 6/15/25, Callable 3/15/25 @ 100	190	201
5.20%, 11/2/40	75	94
		473

Security Description	Principal Amount	Value

Utilities (0.3%):
Iberdrola International BV
6.75%, 9/15/33	$50	$71
6.75%, 7/15/36	110	156
		227
Total Yankee Dollars (Cost $3,816)		3,855

U.S. Government Mortgage Backed Agencies (39.8%)
Federal Home Loan Mortgage Corp.
9.00%, 4/1/25 (c)	15	17
Series 4139, Class DA, 1.25%, 12/15/27 (c)	819	818
7.50%, 8/1/29 (c)	9	11
Series 4395, Class PA, 2.50%, 4/15/37 (c)	325	336
5.00%, 7/1/39 (c)	666	733
Series 4320, Class AP, 3.50%, 7/15/39 - 3/1/49 (c)	2,990	3,175
Series 3713, Class PA, 2.00%, 2/15/40 - 3/15/40 (c)	941	953
Series 4444, Class CH, 3.00%, 1/15/41 - 10/1/46 (c)	982	1,026
Series 4049, Class AB, 2.75%, 12/15/41 (c)	151	155
Series 4494, Class JA, 3.75%, 5/15/42 (c)	616	649
4.50%, 7/1/44 - 12/1/45 (c)	1,296	1,429
		9,302
Federal National Mortgage Association
6.00%, 2/1/37 (c)	122	144
Series 2013-33, Class UD, 2.50%, 4/25/39 - 12/25/47 (c)	630	652
Series 2013-137, Class A, 3.50%, 3/25/40 - 12/25/50 (c)	3,855	4,068
Series 2011-21, Class PA, 4.50%, 5/25/40 (c)	647	688
Series 2011-101, Class LA, 3.00%, 10/25/40 - 2/25/49 (c)	5,323	5,585
Series 2013-81, Class KA, 2.75%, 9/25/42 (c)	688	719
Series 2013-44, Class PB, 1.75%, 1/25/43 (c)	152	154
Series 2015-61, Class PV, 3.50%, 5/25/44 (c)(d)	815	898
4.00%, 3/1/47 - 6/1/49 (c)	3,640	3,896
		16,804
Government National Mortgage Association
Series 2019-85, Class KG, 3.00%, 6/20/43 - 2/20/50	865	907
4.50%, 10/20/49	355	377
		1,284
Total U.S. Government Mortgage Backed Agencies (Cost $26,338)		27,390

Security Description	Principal Amount	Value
U.S. Treasury Obligations (7.4%)
U.S. Treasury Bonds
3.00%, 2/15/49, 2/15/49	$3,264	$4,526
2.00%, 2/15/50, 2/15/50	128	148
U.S. Treasury Notes
1.25%, 8/31/24, 8/31/24	340	353
1.38%, 1/31/25, 1/31/25	44	46
Total U.S. Treasury Obligations (Cost $3,872)		5,073

Security Description	Shares	Value
Collateral for Securities Loaned^ (1.1%)
BlackRock Liquidity Funds TempFund Portfolio, Institutional, Class, 0.71%(g)	18,010	18
Fidelity Investments Money Market Government Portfolio, Class I, 0.32%(g)	218,954	219
Fidelity Investments Prime Money Market Portfolio, Class I, 0.60%(g)	8,984	9
Goldman Sachs Financial Square Prime Obligations Fund, Institutional, Class, 0.85%(g)	125,240	125
JPMorgan Prime Money Market Fund, Capital, Class, 0.92%(g)	71,666	72
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional, Class, 0.94%(g)	322,225	322
Total Collateral for Securities Loaned (Cost $765)		765
Total Investments (Cost $61,646) — 92.4%		63,600
Other assets in excess of liabilities — 7.6%		5,233
NET ASSETS - 100.00%		$68,833

^                  Purchased with cash collateral from securities on loan.

(a)         Variable or Floating-Rate Security. Rate disclosed is as of March 31, 2020.

(b)         Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund’s Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. As of March 31, 2020, the fair value of these securities was $3,907 (thousands) and amounted to 5.7% of net assets.

(c)          All or a portion of this security has been segregated as collateral for derivatives and/or securities purchased on a when-issued basis.

(d)         The rate for certain asset-backed and mortgage backed securities may vary based on factors relating to the pool of assets underlying the security. The rate disclosed is the rate in effect at March 31, 2020.

(e)          All or a portion of this security is on loan.

(f)           Security purchased on a when-issued basis.

(g)          Rate disclosed is the daily yield on March 31, 2020.

bps—Basis points

LIBOR—London InterBank Offered Rate

LIBOR01M—1 Month US Dollar LIBOR, rate disclosed as of March 31, 2020, based on the last reset date of the security

LIBOR03M—3 Month US Dollar LIBOR, rate disclosed as of March 31, 2020, based on the last reset date of the security

LLC—Limited Liability Company

LP—Limited Partnership

MTN—Medium Term Note

PLC—Public Limited Company

Futures Contracts Purchased

(Amounts not in thousands)

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
10-Year U.S. Treasury Note Future	22	6/19/20	$2,964,831	$3,051,125	$86,294
2-Year U.S. Treasury Note Future	2	6/30/20	436,734	440,766	4,032
5-Year U.S. Treasury Note Future	45	6/30/20	5,430,390	5,641,171	210,781
					$301,107

	Total unrealized appreciation				$301,107
	Total unrealized depreciation				—
	Total net unrealized appreciation (depreciation)				$301,107

Centrally Cleared

Credit Default Swap Agreements - Sell Protection(a)

Underlying Instruments*	Fixed Deal Received Rate	Maturity Date	Payment Frequency	Implied Credit Spread at March 31, 2020(b)	Notional Amount(c)	Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
CDX North America High Yield Index; Series 33	5.00%	12/20/24	Quarterly	6.50%	$5,390,000	$(305,400)	$10,126	$(315,526)
						$(305,400)	$10,126	$(315,526)

* As of December 31, 2019, the CDX North America High Yield Index (the “Index”) included securities which had defaulted and represented 1% of the Index. Reflects the notional amount after the default of securities.

(a)         When a credit event occurs as defined under the terms of the swap agreement, the Fund as a seller of credit protection will either (i) pay to the buyer of protection an amount equal to the par value of the defaulted reference entity and take delivery of the reference entity or (ii) pay a net amount equal to the par value of the defaulted reference entity less its recovery value.

(b)         Implied credit spread, represented in absolute terms, utilized in determining the value of the credit default swap agreements as of period end will serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a referenced entity reflects the cost of buying/selling protection and may include payments required to be made to enter into the agreement. Generally, wider credit spreads represent a perceived deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the swap agreement.

(c)          The notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection if a credit event occurs, as defined under the terms of the swap agreement, for each security included in the Index.

Victory Portfolios	Schedule of Portfolio Investments
Victory INCORE Investment Quality Bond Fund	March 31, 2020
(Unaudited)

Security Description	Principal Amount	Value
Collateralized Mortgage Obligations (2.5%)
Bank, Series 2020-BN26, Class AS, 2.69%, 3/15/63	$130,000	$115,963
Citigroup Commercial Mortgage Trust, Series 2020-GC46, Class AS, 2.92%, 1/15/53	117,000	107,140
GS Mortgage Securities Trust, Series 2012-GC6, Class B, 5.65%, 1/10/45(a)(b)(c)	250,000	258,804
WF-RBS Commercial Mortgage Trust, Series 2012-C6, Class B, 4.70%, 4/15/45	300,000	307,211
Total Collateralized Mortgage Obligations (Cost $870,298)		789,118

Corporate Bonds (39.8%)

Communication Services (2.0%):
Activision Blizzard, Inc., 2.60%, 6/15/22, Callable 5/15/22 @ 100	55,000	55,573
AT&T, Inc.
3.20%, 3/1/22, Callable 2/1/22 @ 100 (c)	77,000	78,304
4.25%, 3/1/27, Callable 12/1/26 @ 100 (c)	76,000	80,720
5.15%, 11/15/46, Callable 5/15/46 @ 100 (c)	126,000	147,071
Comcast Corp., 3.45%, 2/1/50, Callable 8/1/49 @ 100	70,000	75,785
Verizon Communications, Inc.
5.15%, 9/15/23 (c)	60,000	66,896
3.38%, 2/15/25 (c)	38,000	40,684
Vodafone Group PLC, 5.25%, 5/30/48	89,000	105,592
		650,625
Consumer Discretionary (4.2%):
D.R. Horton, Inc., 2.50%, 10/15/24, Callable 9/15/24 @ 100	315,000	294,918
General Motors Co., 4.88%, 10/2/23 (c)	96,000	87,419
Hasbro, Inc., 6.35%, 3/15/40	75,000	71,371
Lear Corp.
3.50%, 5/30/30, Callable 2/28/30 @ 100	52,000	44,794
5.25%, 5/15/49, Callable 11/15/48 @ 100	75,000	64,963
Magna International, Inc., 3.63%, 6/15/24, Callable 3/15/24 @ 100	245,000	255,184
NIKE, Inc., 3.88%, 11/1/45, Callable 5/1/45 @ 100	100,000	117,527
NVR, Inc., 3.95%, 9/15/22, Callable 6/15/22 @ 100 (c)	126,000	127,840
Ross Stores, Inc., 3.38%, 9/15/24, Callable 6/15/24 @ 100	70,000	71,374
Starbucks Corp.
3.80%, 8/15/25, Callable 6/15/25 @ 100	61,000	64,945
2.25%, 3/12/30, Callable 12/12/29 @ 100	92,000	85,794
		1,286,129
Consumer Staples (5.0%):
Altria Group, Inc., 4.40%, 2/14/26, Callable 12/14/25 @ 100 (c)(d)	64,000	65,706
BAT Capital Corp., 5.28%, 4/2/50, Callable 10/2/49 @ 100 (e)	75,000	74,834
Constellation Brands, Inc., 4.65%, 11/15/28, Callable 8/15/28 @ 100 (c)	55,000	56,282
Estee Lauder Cos., Inc., 4.15%, 3/15/47, Callable 9/15/46 @ 100	52,000	57,972
Kerry Group Financial Services Unlimited Co., 3.20%, 4/9/23, Callable 1/9/23 @ 100 (a)	200,000	206,342
Keurig Dr Pepper, Inc.
4.06%, 5/25/23, Callable 4/25/23 @ 100	160,000	167,524
5.09%, 5/25/48, Callable 11/25/47 @ 100 (d)	40,000	49,774
Mead Johnson Nutrition Co., 4.60%, 6/1/44, Callable 12/1/43 @ 100 (c)	105,000	125,292
Reynolds American, Inc., 5.70%, 8/15/35, Callable 2/15/35 @ 100	92,000	99,161
Suntory Holdings Ltd.
2.55%, 6/28/22, Callable 5/28/22 @ 100 (a)	258,000	258,827
2.25%, 10/16/24, Callable 9/16/24 @ 100 (a)	200,000	202,294
The Coca-Cola Co., 2.95%, 3/25/25	117,000	125,311

Security Description	Principal Amount	Value
Tyson Foods, Inc., 5.10%, 9/28/48, Callable 3/28/48 @ 100	$39,000	$47,839
		1,537,158
Energy (2.7%):
Canadian Natural Resources Ltd., 2.95%, 1/15/23, Callable 12/15/22 @ 100	65,000	56,440
Continental Resources, 4.50%, 4/15/23, Callable 1/15/23 @ 100 (c)	113,000	62,673
Ecopetrol SA, 5.88%, 9/18/23 (c)	133,000	130,774
EQM Midstream Partners LP, 4.75%, 7/15/23, Callable 6/15/23 @ 100	113,000	81,694
Exxon Mobil Corp., 4.11%, 3/1/46, Callable 9/1/45 @ 100	40,000	46,766
Marathon Petroleum Corp.
6.50%, 3/1/41, Callable 9/1/40 @ 100	65,000	61,183
5.85%, 12/15/45, Callable 6/15/45 @ 100	50,000	41,452
Occidental Petroleum Corp., 2.90%, 8/15/24, Callable 7/15/24 @ 100	65,000	35,734
Plains All American Pipeline LP/PAA Finance Corp., 2.85%, 1/31/23, Callable 10/31/22 @ 100	120,000	96,571
Statoil ASA, 3.95%, 5/15/43	20,000	20,861
Valero Energy Corp.
4.00%, 4/1/29, Callable 1/1/29 @ 100 (c)	62,000	57,654
6.63%, 6/15/37	140,000	147,009
		838,811
Financials (11.9%):
Aflac, Inc.
2.88%, 10/15/26, Callable 7/15/26 @ 100	185,000	181,516
4.75%, 1/15/49, Callable 7/15/48 @ 100	20,000	21,703
Alleghany Corp., 4.90%, 9/15/44, Callable 3/15/44 @ 100	89,000	89,337
Bank of America Corp.
2.33% (LIBOR03M+63bps), 10/1/21, Callable 10/1/20 @ 100 (c)(f)	130,000	129,762
2.50%, 10/21/22, Callable 10/21/21 @ 100, MTN	285,000	285,213
4.20%, 8/26/24, MTN (c)	51,000	53,981
3.25%, 10/21/27, Callable 10/21/26 @ 100, MTN	100,000	105,634
Capital One Financial Corp., 3.30%, 10/30/24, Callable 9/30/24 @ 100 (c)	72,000	71,299
Cincinnati Financial Corp., 6.13%, 11/1/34	100,000	136,996
Citigroup, Inc.
2.75%, 4/25/22, Callable 3/25/22 @ 100	175,000	176,694
3.88%, 3/26/25	35,000	35,794
4.60%, 3/9/26 (c)	36,000	38,445
4.45%, 9/29/27 (c)	63,000	65,457
3.88% (LIBOR03M+117bps), 1/24/39, Callable 1/24/38 @ 100 (f)	51,000	53,872
Enel Finance International NV, 2.88%, 5/25/22 (a)	200,000	193,900
Fifth Third Bancorp, 3.65%, 1/25/24, Callable 12/25/23 @ 100 (c)	83,000	86,283
Ford Motor Credit Co. LLC, 4.06%, 11/1/24, Callable 10/1/24 @ 100	200,000	181,390
General Motors Financial Co., Inc., 4.15%, 6/19/23, Callable 5/19/23 @ 100	49,000	44,835
JPMorgan Chase & Co.
2.95%, 10/1/26, Callable 7/1/26 @ 100	170,000	174,702
5.60%, 7/15/41	52,000	70,705
Morgan Stanley
4.88%, 11/1/22 (c)	144,000	150,587
3.75%, 2/25/23 (c)	300,000	310,296
3.13%, 7/27/26, MTN	205,000	212,954
Newcrest Finance Pty Ltd., 5.75%, 11/15/41 (a)	95,000	120,608
The Goldman Sachs Group, Inc., 2.35%, 11/15/21, Callable 11/15/20 @ 100	115,000	114,701
Truist Financial Corp., 2.75%, 4/1/22, MTN, Callable 3/1/22 @ 100	260,000	261,835
Unum Group, 4.00%, 6/15/29, Callable 3/15/29 @ 100	92,000	87,643

Security Description	Principal Amount	Value
Wells Fargo & Co.
4.30%, 7/22/27, MTN	$180,000	$190,233
4.90%, 11/17/45 (c)	80,000	91,016
		3,737,391
Health Care (3.5%):
AbbVie, Inc.
2.30%, 5/14/21, Callable 4/14/21 @ 100 (c)	152,000	152,144
3.20%, 11/21/29, Callable 8/21/29 @ 100 (a)	135,000	134,224
Amgen, Inc., 4.40%, 5/1/45, Callable 11/1/44 @ 100	70,000	82,803
Bristol-Myers Squibb Co., 3.40%, 7/26/29, Callable 4/26/29 @ 100 (a)	220,000	242,385
Gilead Sciences, Inc., 4.40%, 12/1/21, Callable 9/1/21 @ 100 (c)	318,000	331,013
HCA, Inc., 4.13%, 6/15/29, Callable 3/15/29 @ 100	91,000	90,901
Humana, Inc., 2.90%, 12/15/22, Callable 11/15/22 @ 100	65,000	65,239
		1,098,709
Industrials (3.0%):
Canadian National Railway Co., 3.20%, 8/2/46, Callable 2/2/46 @ 100	60,000	60,979
Carlisle Cos., Inc., 2.75%, 3/1/30, Callable 12/1/29 @ 100	75,000	65,414
Delta Air Lines, Inc., 3.80%, 4/19/23, Callable 3/19/23 @ 100	130,000	121,584
Hillenbrand, Inc., 4.50%, 9/15/26, Callable 7/15/26 @ 100	195,000	194,696
Kansas City Southern, 4.95%, 8/15/45, Callable 2/15/45 @ 100 (d)	75,000	77,916
Oshkosh Corp., 3.10%, 3/1/30, Callable 12/1/29 @ 100	60,000	64,769
Rockwell Automation, Inc.
3.50%, 3/1/29, Callable 12/1/28 @ 100	65,000	68,211
6.25%, 12/1/37	60,000	90,367
Snap-on, Inc., 4.10%, 3/1/48, Callable 9/1/47 @ 100 (d)	56,000	61,855
Valmont Industries, Inc., 5.00%, 10/1/44, Callable 4/1/44 @ 100 (c)	137,000	134,245
		940,036
Information Technology (2.6%):
Apple, Inc., 4.65%, 2/23/46, Callable 8/23/45 @ 100	53,000	70,035
Broadcom Corp., 3.00%, 1/15/22, Callable 12/15/21 @ 100 (c)	77,000	76,111
Intel Corp., 3.40%, 3/25/25, Callable 2/25/25 @ 100	102,000	110,847
Lam Research Corp., 4.00%, 3/15/29, Callable 12/15/28 @ 100 (c)	59,000	65,248
Micron Technology, Inc., 4.19%, 2/15/27, Callable 12/15/26 @ 100	49,000	49,742
NetApp, Inc., 3.25%, 12/15/22, Callable 9/15/22 @ 100	70,000	69,030
NVIDIA Corp., 2.20%, 9/16/21, Callable 8/16/21 @ 100 (d)	85,000	85,527
Texas Instruments, Inc., 4.15%, 5/15/48, Callable 11/15/47 @ 100	66,000	80,694
Tyco Electronics Group SA, 7.13%, 10/1/37	34,000	53,299
VMware, Inc., 2.95%, 8/21/22, Callable 7/21/22 @ 100	170,000	169,211
		829,744
Materials (1.2%):
Celanese US Holdings LLC, 4.63%, 11/15/22	100,000	97,405
LYB International Finance II BV, 3.50%, 3/2/27, Callable 12/2/26 @ 100 (c)	61,000	59,249
Nucor Corp., 4.40%, 5/1/48, Callable 11/1/47 @ 100	46,000	52,157
Rio Tinto Finance USA Ltd.
3.75%, 6/15/25, Callable 3/15/25 @ 100	80,000	84,469
5.20%, 11/2/40	50,000	62,829
		356,109
Real Estate (1.0%):
Duke Realty LP, 3.05%, 3/1/50, Callable 9/1/49 @ 100	72,000	57,221
Highwoods Realty LP, 3.63%, 1/15/23, Callable 10/15/22 @ 100	77,000	76,764
Retail Properties of America, Inc., 4.00%, 3/15/25, Callable 12/15/24 @ 100	155,000	163,090
		297,075
Utilities (2.7%):
Arizona Public Service Co., 2.95%, 9/15/27, Callable 6/15/27 @ 100	120,000	122,629

Security Description	Principal Amount	Value
Consolidated Edison, Inc., 6.30%, 8/15/37	$110,000	$146,816
Iberdrola International BV
6.75%, 9/15/33	35,000	49,998
6.75%, 7/15/36	28,000	39,571
NextEra Energy Capital Holdings, Inc., 2.80%, 1/15/23, Callable 12/15/22 @ 100	145,000	147,923
Oklahoma G&E Co., 5.25%, 5/15/41, Callable 11/15/40 @ 100	105,000	119,926
Public Service Electric & Gas Co., 4.00%, 6/1/44, Callable 12/1/43 @ 100	65,000	68,486
Vistra Operations Co. LLC, 3.70%, 1/30/27, Callable 11/30/26 @ 100 (a)	134,000	119,182
		814,531
Total Corporate Bonds (Cost $12,484,153)		12,386,318

Residential Mortgage Backed Securities (0.5%)
Credit Suisse First Boston Mortgage Securities Corp., Series 2002-HE16, Class M1, 2.27% (LIBOR01M+132bps), 10/25/32, Callable 4/25/20 @ 100(f)	71,138	65,029
JPMorgan Mortgage Trust, Series 2016-4, Class A5, 3.50%, 10/25/46, Callable 6/25/27 @ 100(a)(b)(c)	93,019	92,246
Total Residential Mortgage Backed Securities (Cost $164,355)		157,275

U.S. Government Mortgage Backed Agencies (40.5%)
Federal Home Loan Mortgage Corp.
5.00%, 6/15/23 (c)	23,753	24,667
Series 4139, Class DA, 1.25%, 12/15/27 (c)	386,329	385,923
Series 4395, Class PA, 2.50%, 4/15/37 (c)	135,862	140,432
5.50%, 6/1/38	44,042	49,341
7.00%, 9/1/38 (c)	10,523	13,058
Series 4320, Class AP, 3.50%, 7/15/39 - 3/1/49 (c)	2,033,883	2,161,275
Series 3713, Class PA, 2.00%, 2/15/40 - 3/15/40 (c)	457,671	463,654
4.50%, 1/1/41 - 7/1/44 (c)	550,844	604,707
Series 4444, Class CH, 3.00%, 1/15/41	127,146	130,561
Series 4049, Class AB, 2.75%, 12/15/41 (c)	72,816	74,748
Series 4494, Class JA, 3.75%, 5/15/42 (c)	264,653	278,917
		4,327,283
Federal National Mortgage Association
6.00%, 8/1/21 - 2/1/37 (c)	80,395	93,861
5.50%, 4/1/22 - 1/1/38 (c)	146,298	163,094
7.00%, 8/1/23 - 6/1/32 (c)	20,633	24,310
7.50%, 12/1/29 - 2/1/31 (c)	20,516	23,688
8.00%, 6/1/30 - 9/1/30 (c)	13,195	15,556
5.00%, 12/1/34 - 3/1/40	79,165	87,255
3.75% (LIBOR12M+166bps), 12/1/36 (c)(f)	37,165	37,878
4.50%, 12/1/38 - 5/25/40 (c)	401,389	430,401
Series 2013-33, Class UD, 2.50%, 4/25/39 - 12/25/47 (c)	299,056	309,280
Series 2013-137, Class A, 3.50%, 3/25/40 - 12/25/50 (c)	1,342,088	1,411,993
Series 2011-101, Class LA, 3.00%, 10/25/40 - 2/25/49 (c)	2,664,791	2,795,424
Series 2013-81, Class KA, 2.75%, 9/25/42 (c)	298,534	311,931
Series 2013-44, Class PB, 1.75%, 1/25/43 (c)	274,188	276,600
4.00%, 11/1/43 - 6/1/49 (c)	1,633,419	1,757,905
		7,739,176

Government National Mortgage Association

Security Description	Shares or Principal Amount	Value
Series 2019-85, Class KG, 3.00%, 6/20/43 - 2/20/50	$315,025	$330,096
4.50%, 10/20/49	119,985	127,403
		457,499
Multi-family (0.1%):

Collateralized Mortgage Obligations (0.1%):
Government National Mortgage Association
6.00%, 12/15/33 (c)	20,601	23,922
Total U.S. Government Mortgage Backed Agencies (Cost $12,117,093)		12,547,880

U.S. Treasury Obligations (8.3%)
U.S. Treasury Bonds
3.00%, 2/15/49	1,388,000	1,924,332
2.00%, 2/15/50	70,000	81,091
U.S. Treasury Notes
1.25%, 8/31/24	379,000	393,627
1.38%, 1/31/25	178,000	186,413
Total U.S. Treasury Obligations (Cost $2,144,592)		2,585,463

Collateral for Securities Loaned^ (1.1%)
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class , 0.71%(g)	8,057	8,057
Fidelity Investments Money Market Government Portfolio, Class I , 0.32%(g)	97,948	97,948
Fidelity Investments Prime Money Market Portfolio, Class I , 0.60%(g)	4,019	4,019
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 0.85%(g)	56,026	56,026
JPMorgan Prime Money Market Fund, Capital Class , 0.92%(g)	32,060	32,060
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 0.94%(g)	144,146	144,146
Total Collateral for Securities Loaned (Cost $342,256)		342,256
Total Investments (Cost $28,122,747) — 92.7%		28,808,310
Other assets in excess of liabilities — 7.3%		2,278,030
NET ASSETS - 100.00%		$31,086,340

^	Purchased with cash collateral from securities on loan.
(a)

Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund’s Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. As of March 31, 2020, the fair value of these securities was $1,828,812 and amounted to 5.8% of net assets.

(b)

The rate for certain asset-backed and mortgage backed securities may vary based on factors relating to the pool of assets underlying the security. The rate disclosed is the rate in effect at March 31, 2020.

(c)	All or a portion of this security has been segregated as collateral for derivatives and/or securities purchased on a when-issued basis.
(d)	All or a portion of this security is on loan.
(e)	Security purchased on a when-issued basis.
(f)	Variable or Floating-Rate Security. Rate disclosed is as of March 31, 2020.
(g)	Rate disclosed is the daily yield on March 31, 2020.

bps—Basis points

LIBOR—London InterBank Offered Rate

LIBOR01M—1 Month US Dollar LIBOR, rate disclosed as of March 31, 2020, based on the last reset date of the security

LIBOR03M—3 Month US Dollar LIBOR, rate disclosed as of March 31, 2020, based on the last reset date of the security

LIBOR12M—12 Month US Dollar LIBOR, rate disclosed as of March 31, 2020, based on the last reset date of the security

LLC—Limited Liability Company

LP—Limited Partnership

MTN—Medium Term Note

PLC—Public Limited Company

Futures Contracts Purchased

					Unrealized
	Number of	Expiration	Notional		Appreciation
	Contracts	Date	Amount	Value	(Depreciation)
10-Year U.S. Treasury Note Future	9	6/19/20	$1,223,777	$1,248,188	$24,411
2-Year U.S. Treasury Note Future	1	6/30/20	220,214	220,383	169
5-Year U.S. Treasury Note Future	17	6/30/20	2,048,294	2,131,109	82,815
					$107,395

	Total unrealized appreciation				$107,395
	Total unrealized depreciation				—
	Total net unrealized appreciation (depreciation)				$107,395

Centrally Cleared

Credit Default Swap Agreements - Sell Protection(a)

Underlying Instruments*	Fixed Deal Received Rate	Maturity Date	Payment Frequency	Implied Credit Spread at March 31, 2020(b)	Notional Amount(c)	Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
CDX North America High Yield Index; Series 33	5.00%	12/20/24	Quarterly	6.50%	$2,450,000	$(138,819)	$(2,147)	$(136,672)
						$(138,819)	$(2,147)	$(136,672)

*

As of March 31, 2020, the CDX North America High Yield Index (the “Index”) included securities which had defaulted and represented 1% of the Index. Reflects the notional amount after the default of securities.

(a)

When a credit event occurs as defined under the terms of the swap agreement, the Fund as a seller of credit protection will either (i) pay to the buyer of protection an amount equal to the par value of the defaulted reference entity and take delivery of the reference entity or (ii) pay a net amount equal to the par value of the defaulted reference entity less its recovery value.

(b)

Implied credit spread, represented in absolute terms, utilized in determining the value of the credit default swap agreements as of period end will serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a referenced entity reflects the cost of buying/selling protection and may include payments required to be made to enter into the agreement. Generally, wider credit spreads represent a perceived deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the swap agreement.

(c)

The notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection if a credit event occurs, as defined under the terms of the swap agreement, for each security included in the Index.

Victory Portfolios	Schedule of Portfolio Investments
Victory INCORE Low Duration Bond Fund	March 31, 2020
(Unaudited)

Security Description	Principal Amount	Value

Asset-Backed Securities (8.8%)
AmeriCredit Automobile Receivables Trust, Series 2016-3, Class C, 2.24%, 4/8/22, Callable 2/8/21 @ 100(a)	$4,027,159	$4,001,675

AmeriCredit Automobile Receivables Trust, Series 2017-2, Class B, 2.40%, 5/18/22, Callable 11/18/21 @ 100(a)	2,715,000	2,696,182

AmeriCredit Automobile Receivables Trust, Series 2018-1, Class B, 3.26%, 1/18/24, Callable 8/18/22 @ 100(a)	3,200,000	3,165,914

Chrysler Capital Auto Receivables Trust, Series 2016-BA, Class B, 2.22%, 5/16/22, Callable 8/15/21 @ 100(a)(b)	4,180,000	4,132,841

Santander Drive Auto Receivables Trust, Series 2016-3, Class C, 2.46%, 3/15/22, Callable 1/15/21 @ 100(a)	1,745,188	1,730,841

Santander Retail Auto Lease Trust, Series 2018-A, Class B, 3.20%, 4/20/22, Callable 3/20/21 @ 100(a)(b)	2,400,000	2,398,085

World Financial Network Credit Card Master Trust, Series 2017-A, Class A, 2.12%, 3/15/24(a)	3,155,000	3,149,709
Total Asset-Backed Securities (Cost $21,420,562)		21,275,247

Collateralized Mortgage Obligations (4.2%)
Galaxy CLO Ltd., Series 2017-24A, Class A, 2.95% (LIBOR03M+112bps), 1/15/31, Callable 4/15/20 @ 100(a)(b)(c)	2,000,000	1,888,932

GS Mortgage Securities Trust, Series 2012-GC6, Class B, 5.65%, 1/10/45(a)(b)(d)	3,500,000	3,623,259

Steele Creek CLO Ltd., Series 2017-1A, Class A, 3.08% (LIBOR03M+125bps), 1/15/30, Callable 4/15/20 @ 100(a)(b)(c)	2,825,000	2,648,997

Voya CLO Ltd., Series 2017-4A, Class A1, 2.96% (LIBOR03M+113bps), 10/15/30, Callable 4/15/20 @ 100(a)(b)(c)	2,000,000	1,916,397
Total Collateralized Mortgage Obligations (Cost $10,637,048)		10,077,585

Corporate Bonds (48.4%)

Communication Services (4.5%):
Activision Blizzard, Inc., 2.60%, 6/15/22, Callable 5/15/22 @ 100	455,000	459,737
AT&T, Inc.
3.20%, 3/1/22, Callable 2/1/22 @ 100 (a)	509,000	517,622
4.25%, 3/1/27, Callable 12/1/26 @ 100 (a)	514,000	545,919
Comcast Corp., 3.10%, 4/1/25, Callable 3/1/25 @ 100	1,182,000	1,246,124
Electronic Arts, Inc., 3.70%, 3/1/21, Callable 2/1/21 @ 100 (a)	4,185,000	4,221,367
Verizon Communications, Inc.
5.15%, 9/15/23 (a)	1,866,000	2,080,479
3.38%, 2/15/25 (a)	354,000	378,999
2.79% (LIBOR03M+110bps), 5/15/25, Callable 3/15/25 @ 100 (a)(c)	827,000	753,356
Vodafone Group PLC, 2.95%, 2/19/23	631,000	640,256
		10,843,859

Consumer Discretionary (5.1%):
Best Buy Co., Inc.
5.50%, 3/15/21, Callable 12/15/20 @ 100 (a)(e)	3,055,000	3,044,674
4.45%, 10/1/28, Callable 7/1/28 @ 100 (a)	409,000	419,233
D.R. Horton, Inc., 4.75%, 2/15/23, Callable 11/15/22 @ 100	1,658,000	1,661,167
General Motors Co., 4.88%, 10/2/23 (a)	515,000	468,964

Security Description	Principal Amount	Value
Hasbro, Inc., 3.15%, 5/15/21, Callable 3/15/21 @ 100 (a)	$3,380,000	$3,321,661
NVR, Inc., 3.95%, 9/15/22, Callable 6/15/22 @ 100 (a)	3,283,000	3,330,932
		12,246,631

Consumer Staples (5.0%):
Altria Group, Inc., 4.40%, 2/14/26, Callable 12/14/25 @ 100 (a)(e)	620,000	636,529
BAT Capital Corp., 4.70%, 4/2/27, Callable 2/2/27 @ 100 (f)	1,400,000	1,413,468
Church & Dwight Co., Inc., 2.45%, 8/1/22, Callable 7/1/22 @ 100	792,000	785,252
Constellation Brands, Inc.
2.39% (LIBOR03M+70bps), 11/15/21, Callable 5/4/20 @ 100 (a)(c)	2,500,000	2,391,575
4.65%, 11/15/28, Callable 8/15/28 @ 100 (a)	375,000	383,741
Kerry Group Financial Services Unlimited Co., 3.20%, 4/9/23, Callable 1/9/23 @ 100 (b)	1,000,000	1,031,710
Keurig Dr Pepper, Inc., 4.06%, 5/25/23, Callable 4/25/23 @ 100	1,385,000	1,450,137
Pernod Ricard SA, 4.25%, 7/15/22 (b)	833,000	860,206
Suntory Holdings Ltd., 2.55%, 6/28/22, Callable 5/28/22 @ 100 (b)	2,122,000	2,128,812
Tyson Foods, Inc., 2.25%, 8/23/21, Callable 7/23/21 @ 100	1,080,000	1,078,726
		12,160,156

Energy (4.0%):
Continental Resources, 4.50%, 4/15/23, Callable 1/15/23 @ 100 (a)	801,000	444,259
Ecopetrol SA, 5.88%, 9/18/23 (a)	495,000	486,714
EQM Midstream Partners LP, 4.75%, 7/15/23, Callable 6/15/23 @ 100	975,000	704,886
LUKOIL International Finance BV, 6.13%, 11/9/20 (a)(b)	5,185,000	5,238,508
Marathon Petroleum Corp., 3.40%, 12/15/20, Callable 11/15/20 @ 100 (a)	1,850,000	1,797,274
Plains All American Pipeline LP/PAA Finance Corp., 2.85%, 1/31/23, Callable 10/31/22 @ 100	1,010,000	812,808
Valero Energy Corp., 4.00%, 4/1/29, Callable 1/1/29 @ 100 (a)	382,000	355,222
		9,839,671

Financials (8.3%):
Bank of America Corp.
2.33% (LIBOR03M+63bps), 10/1/21, Callable 10/1/20 @ 100 (a)(c)	1,391,000	1,388,454
4.20%, 8/26/24, MTN (a)	458,000	484,770
Capital One Financial Corp.
2.50%, 5/12/20, Callable 4/20/20 @ 100 (a)(e)	615,000	614,440
3.45%, 4/30/21, Callable 3/30/21 @ 100 (a)	3,500,000	3,505,530
3.30%, 10/30/24, Callable 9/30/24 @ 100 (a)	684,000	677,338
Citigroup, Inc., 4.45%, 9/29/27 (a)	404,000	419,756
Dana Financing Luxembourg Sarl, 5.75%, 4/15/25, Callable 5/4/20 @ 104.31 (b)	772,000	669,463
Enel Finance International NV, 2.88%, 5/25/22 (b)	1,675,000	1,623,913
Fifth Third Bancorp, 3.65%, 1/25/24, Callable 12/25/23 @ 100 (a)	799,000	830,608
Ford Motor Credit Co. LLC, 3.10%, 5/4/23	1,500,000	1,335,000
Level 3 Financing, Inc., 5.38%, 1/15/24, Callable 5/4/20 @ 101.34 (a)	637,000	639,758
Morgan Stanley, 4.88%, 11/1/22 (a)	1,004,000	1,049,923
Newcrest Finance Pty Ltd., 4.20%, 10/1/22 (a)(b)	2,214,000	2,324,635
The Goldman Sachs Group, Inc., 3.55% (LIBOR03M+175bps), 10/28/27, MTN, Callable 10/28/26 @ 100 (a)(c)	1,500,000	1,339,755
Zions Bancorp NA
3.50%, 8/27/21 (a)	1,785,000	1,784,626
3.35%, 3/4/22, Callable 2/4/22 @ 100 (a)	1,090,000	1,069,421
		19,757,390

Health Care (2.5%):
AbbVie, Inc., 2.30%, 5/14/21, Callable 4/14/21 @ 100 (a)(e)	1,211,000	1,212,150
Bristol-Myers Squibb Co., 2.88%, 2/19/21 (b)	4,345,000	4,370,418

Security Description	Principal Amount	Value
Humana, Inc., 2.90%, 12/15/22, Callable 11/15/22 @ 100	$560,000	$562,055
		6,144,623

Industrials (2.9%):
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 4.63%, 10/30/20 (a)	2,065,000	1,999,457
Delta Air Lines, Inc., 3.80%, 4/19/23, Callable 3/19/23 @ 100	1,115,000	1,042,815
EnPro Industries, Inc., 5.75%, 10/15/26, Callable 10/15/21 @ 104.31	725,000	697,044
Fortive Corp., 3.15%, 6/15/26, Callable 3/15/26 @ 100 (a)	188,000	191,615
IDEX Corp., 4.50%, 12/15/20, Callable 9/15/20 @ 100 (a)	2,565,000	2,590,522
Roper Technologies, Inc., 2.95%, 9/15/29, Callable 6/15/29 @ 100	391,000	387,485
		6,908,938

Information Technology (5.8%):
Broadcom Corp., 3.00%, 1/15/22, Callable 12/15/21 @ 100 (a)	988,000	976,598
FLIR Systems, Inc., 3.13%, 6/15/21, Callable 5/15/21 @ 100 (a)	2,375,000	2,378,064
Lam Research Corp., 4.00%, 3/15/29, Callable 12/15/28 @ 100 (a)	501,000	554,051
Lam Research Group, 2.80%, 6/15/21, Callable 5/15/21 @ 100 (a)	3,328,000	3,387,805
NetApp, Inc., 3.38%, 6/15/21, Callable 4/15/21 @ 100 (a)	1,605,000	1,610,618
PayPal Holdings, Inc., 2.20%, 9/26/22	757,000	749,021
Seagate HDD Cayman, 4.25%, 3/1/22, Callable 2/1/22 @ 100 (e)	502,000	502,552
VMware, Inc., 2.30%, 8/21/20 (a)	3,820,000	3,777,216
		13,935,925

Materials (2.9%):
Anglo American Capital PLC, 4.13%, 4/15/21 (a)(b)	3,525,000	3,503,779
Celanese US Holdings LLC, 4.63%, 11/15/22	855,000	832,813
LYB International Finance II BV, 3.50%, 3/2/27, Callable 12/2/26 @ 100 (a)(e)	548,000	532,267
Lyondellbasell Industries NV, 6.00%, 11/15/21, Callable 8/17/21 @ 100 (a)	800,000	815,632
Nucor Corp., 4.00%, 8/1/23, Callable 5/1/23 @ 100 (e)	1,190,000	1,194,200
Steel Dynamics, Inc., 5.25%, 4/15/23, Callable 5/4/20 @ 100.88	505,000	477,882
		7,356,573

Real Estate (4.2%):
American Tower Corp., 3.00%, 6/15/23	1,000,000	966,300
CubeSmart LP, 4.80%, 7/15/22, Callable 4/15/22 @ 100 (a)	3,470,000	3,537,422
Duke Realty LP, 3.63%, 4/15/23, Callable 1/15/23 @ 100	1,230,000	1,236,544
Highwoods Realty LP, 3.20%, 6/15/21, Callable 4/15/21 @ 100 (a)	3,130,000	3,166,465
Piedmont Operating Partnership LP, 3.40%, 6/1/23, Callable 3/1/23 @ 100	1,033,000	1,054,714
		9,961,445

Utilities (3.2%):
Eversource Energy, 2.50%, 3/15/21, Callable 2/15/21 @ 100 (a)	2,900,000	2,859,371
Exelon Corp.
3.50%, 6/1/22, Callable 5/1/22 @ 100 (a)(g)	2,681,000	2,602,956
3.95%, 6/15/25, Callable 3/15/25 @ 100 (a)	591,000	598,937
NextEra Energy Capital Holdings, Inc., 2.80%, 1/15/23, Callable 12/15/22 @ 100	1,462,000	1,491,474
		7,552,738
Total Corporate Bonds (Cost $118,396,596)		116,707,949

Residential Mortgage Backed Securities (5.4%)
Bear Stearns Alt-A Trust, Series 2003-3, Class 2A, 4.16%, 10/25/33, Callable 4/25/20 @ 100(a)(d)	1,612,183	1,354,333

Security Description	Principal Amount	Value
Credit Suisse First Boston Mortgage Securities Corp., Series 2003-23, Class 2A8, 4.50%, 12/31/49(a)	$13,511	$12,382
Credit Suisse First Boston Mortgage Securities Corp., Series 2004-AR7, Class 4A1, 3.96%, 11/25/34, Callable 4/25/20 @ 100(a)(d)	1,261,415	1,045,726
GSR Mortgage Loan Trust, Series 2004-15F, Class 5A1, 5.50%, 6/25/20, Callable 10/25/31 @ 100(a)	17,380	16,456
JPMorgan Mortgage Trust, Series 2016-4, Class A5, 3.50%, 10/25/46, Callable 6/25/27 @ 100(a)(b)(d)	1,162,734	1,153,079
JPMorgan Mortgage Trust, Series 2004-S1, Class 1A7, 5.00%, 9/25/34, Callable 4/25/20 @ 100(a)	44,062	34,684
JPMorgan Mortgage Trust, Series 2016-3, Class 1A3, 3.50%, 10/25/46, Callable 8/25/26 @ 100(a)(b)(d)	709,808	691,816
JPMorgan Mortgage Trust, Series 2014-5, Class A11, 2.96%, 10/25/29, Callable 2/25/25 @ 100(a)(b)(d)	3,265,034	3,271,432
JPMorgan Mortgage Trust, Series 2017-1, Class A5, 3.50%, 1/25/47, Callable 2/25/34 @ 100(a)(b)(d)	1,505,151	1,406,436
JPMorgan Mortgage Trust, Series 2017-3, Class 2A2, 2.50%, 8/25/47, Callable 11/25/24 @ 100(a)(b)(d)	1,995,062	1,971,385
Madison Park Funding Ltd., Series 2007-4A, Class AR, 2.97% (LIBOR03M+120bps), 7/29/30, Callable 4/29/20 @ 100(a)(b)(c)	2,250,000	2,169,180
Total Residential Mortgage Backed Securities (Cost $13,941,463)		13,126,909

U.S. Government Mortgage Backed Agencies (14.9%)
Federal Home Loan Mortgage Corp.
5.00%, 6/15/23 - 8/1/40 (a)	971,601	1,068,620
5.50%, 10/25/23 (a)	5,016	5,271
Series 4430, Class NG, 2.50%, 2/15/38 (a)	1,854,173	1,879,415
7.00%, 9/1/38 (a)	5,051	6,268
Series 4320, Class AP, 3.50%, 7/15/39 (a)	1,320,057	1,395,050
Series 3713, Class PA, 2.00%, 2/15/40 - 4/15/44 (a)	7,399,249	7,481,483
Series 4444, Class CH, 3.00%, 1/15/41	2,331,005	2,393,611
Series 4049, Class AB, 2.75%, 12/15/41 (a)	781,973	802,721
		15,032,439
Federal National Mortgage Association
6.00%, 2/1/37 (a)	1,292,030	1,523,413
Series 2013-83, Class CA, 3.50%, 10/25/37 - 3/25/44 (a)	4,466,975	4,562,065
Series 2013-33, Class UD, 2.50%, 4/25/39 - 8/25/44 (a)	5,021,747	5,163,336
Series 2011-21, Class PA, 4.50%, 5/25/40 (a)	3,250,261	3,458,109
Series 2011-101, Class LA, 3.00%, 10/25/40 (a)	1,231,817	1,268,507
5.00%, 2/1/41 - 10/1/41 (a)	3,640,257	4,005,043
		19,980,473
Government National Mortgage Association
Series 2018-22, Class JA, 3.00%, 1/20/44 (a)	949,421	988,331
Total U.S. Government Mortgage Backed Agencies (Cost $35,519,819)		36,001,243

U.S. Treasury Obligations (15.0%)
U.S. Treasury Notes
1.50%, 8/31/21	4,476,000	4,555,729
0.13%, 4/15/22	18,609,000	19,465,341

Security Description	Shares or Principal Amount	Value
0.50%, 3/15/23	$12,000,000	$12,075,938
Total U.S. Treasury Obligations (Cost $36,320,987)		36,097,008

Collateral for Securities Loaned^ (1.4%)
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class , 0.71%(h)	77,211	77,211
Fidelity Investments Money Market Government Portfolio, Class I , 0.32%(h)	938,694	938,694
Fidelity Investments Prime Money Market Portfolio, Class I , 0.60%(h)	38,516	38,516
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 0.85%(h)	536,926	536,926
JPMorgan Prime Money Market Fund, Capital Class , 0.92%(h)	307,245	307,245
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 0.94%(h)	1,381,432	1,381,432
Total Collateral for Securities Loaned (Cost $3,280,024)		3,280,024

Total Investments (Cost $239,516,499) — 98.1%		236,565,965
Other assets in excess of liabilities — 1.9%		4,645,837
NET ASSETS - 100.00%		$241,211,802

^                  Purchased with cash collateral from securities on loan.

(a)         All or a portion of this security has been segregated as collateral for derivatives and/or securities purchased on a when-issued basis.

(b)         Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund’s Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. As of March 31, 2020, the fair value of these securities was $49,023,283 and amounted to 20.2% of net assets.

(c)          Variable or Floating-Rate Security. Rate disclosed is as of March 31, 2020.

(d)         The rate for certain asset-backed and mortgage backed securities may vary based on factors relating to the pool of assets underlying the security. The rate disclosed is the rate in effect at March 31, 2020.

(e)          All or a portion of this security is on loan.

(f)           Security purchased on a when-issued basis.

(g)          Variable Rate Demand Notes that provide the rights to sell the security at face value on either that day or within the rate-reset period. The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description.

(h)         Rate disclosed is the daily yield on March 31, 2020.

bps—Basis points

LIBOR—London InterBank Offered Rate

LIBOR03M—3 Month US Dollar LIBOR, rate disclosed as of March 31, 2020, based on the last reset date of the security

LLC—Limited Liability Company

LP—Limited Partnership

MTN—Medium Term Note

PLC—Public Limited Company

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
2-Year U.S. Treasury Note Future	300	6/30/20	$64,936,983	$66,114,844	$1,177,861

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
5-Year U.S. Treasury Note Future	135	6/30/20	16,460,154	16,923,516	(463,362)

	Total unrealized appreciation				$1,177,861
	Total unrealized depreciation				(463,362)
	Total net unrealized appreciation (depreciation)				$714,499

Centrally Cleared

Credit Default Swap Agreements - Sell Protection(a)

Underlying Instruments*	Fixed Deal Received Rate	Maturity Date	Payment Frequency	Implied Credit Spread at March 31, 2020(b)	Notional Amount(c)	Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
CDX North America High Yield Index; Series 33	5.00%	12/20/24	Quarterly	6.50%	$20,188,000	$(1,143,862)	$55,139	$(1,199,001)
						$(1,143,862)	$55,139	$(1,199,001)

*                 As of March 31, 2020, the CDX North America High Yield Index (the “Index”) included securities which had defaulted and represented 1% of the Index. Reflects the notional amount after the default of securities.

(a)         When a credit event occurs as defined under the terms of the swap agreement, the Fund as a seller of credit protection will either (i) pay to the buyer of protection an amount equal to the par value of the defaulted reference entity and take delivery of the reference entity or (ii) pay a net amount equal to the par value of the defaulted reference entity less its recovery value.

(b)         Implied credit spread, represented in absolute terms, utilized in determining the value of the credit default swap agreements as of period end will serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a referenced entity reflects the cost of buying/selling protection and may include payments required to be made to enter into the agreement. Generally, wider credit spreads represent a perceived deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the swap agreement.

(c)          The notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection if a credit event occurs, as defined under the terms of the swap agreement, for each security included in the Index.

Victory Portfolios	Schedule of Portfolio Investments
Victory High Yield Fund	March 31, 2020
(Unaudited)

Security Description	Shares	Value
Common Stocks (0.5%)

Communication Services (0.5%):
AMC Networks, Inc., Class A(a)	6,000	$145,860
Cinemark Holdings, Inc.	10,000	101,900
Nexstar Media Group, Inc., Class A	7,250	418,543
		666,303
Total Common Stocks (Cost $1,637,656)		666,303

Security Description	Principal Amount	Value

Senior Secured Loans (24.1%)
Air Methods Corp., 1st Lien Term Loan, 5.44% (LIBOR03M+350bps), 4/21/24(b)	$1,994,872	1,387,553
Alphabet Holding Co., Inc., 2nd Lien Term Loan, 9.35% (LIBOR01M+775bps), 8/15/25(b)	1,500,000	1,087,500
Avaya, Inc., 1st Lien Term Loan B, 4.95% (LIBOR01M+425bps), 12/15/24(b)	583,069	494,151
Bass Pro Group LLC, Term Loan B, 6.60% (LIBOR01M+500bps), 12/16/23(b)	1,967,366	1,642,752
Clear Channel Outdoor Holdings, Inc., 5.10% (LIBOR01M+350bps), 11/25/26(b)	1,741,250	1,462,650
CPM Holdings, Inc., 1st Lien Term Loan, 5.35% (LIBOR01M+375bps), 11/17/25(b)	790,000	639,900
Crown Finance U.S., Inc., 1st Lien Term Loan B, 3.85% (LIBOR01M+225bps), 2/7/25(b)	2,015,797	1,360,663
Dayco Products LLC, 5.86% (LIBOR03M+425bps), 5/19/24(b)	972,500	680,750
Dynasty Acquisition Co., Inc., 1st Lien Term Loan, 5.21% (LIBOR01M+999bps), 4/6/26(b)	1,400,000	1,107,749
Dynasty Acquisition Co., Inc., 1st Lien Term Loan, 5.21% (LIBOR01M+350bps), 4/6/26(b)	346,675	274,307
Dynasty Acquisition Co., Inc., 1st Lien Term Loan, 5.21% (LIBOR02M+350bps), 4/6/26(b)	644,816	510,211
Froneri U.S., Inc., 2nd Lien Term Loan, 7.35% (LIBOR01M+575bps), 1/30/28(b)	500,000	450,000
GTT Communications, Inc., 1st Lien Term Loan B, 4.35% (LIBOR01M+275bps), 5/31/25(b)	877,612	613,231
Hertz Corp., Term Loan B1, 4.36% (LIBOR01M+275bps), 6/30/23(b)	1,938,450	1,361,761
Holley Purchaser, Inc., 1st Lien Term Loan, 6.78% (LIBOR03M+500bps), 10/24/25(b)	987,500	799,875
II-VI, Inc., 5.10% (LIBOR01M+350bps), 9/24/26(b)	1,741,250	1,433,623
Leslie’s Poolmart, Inc., Term Loan B, 5.26% (LIBOR02M+350bps), 8/16/23(b)	989,899	799,967
LifeScan Global Corp., 1st Lien Term Loan, 8.06% (LIBOR06M+600bps), 6/19/24(b)	1,858,096	1,453,960
Navistar, Inc., 1st Lien Term Loan B, 4.28% (LIBOR01M+350bps), 11/2/24(b)	1,972,405	1,696,268
Nexstar Broadcasting, Inc., 1st Lien Term Loan, 4.33% (LIBOR01M+275bps), 6/20/26(b)	1,681,094	1,558,374
Packaging Coordinators Midco, Inc., 2nd Lien Term Loan, 10.70% (LIBOR03M+875bps), 7/1/24(b)	500,000	440,000
Radiate Holdco LLC, 4.60% (LIBOR01M+300bps), 2/1/24(b)	1,974,770	1,810,213

Security Description	Principal Amount	Value
Reynolds Group Holdings, Inc., 1st Lien Term Loan B, 4.35% (LIBOR01M+275bps), 2/5/23(b)	$1,778,426	$1,676,166
SIWF Holdings, Inc., 10.10% (LIBOR01M+850bps), 5/26/26(b)	1,000,000	823,331
Specialty Building Products Holdings LLC, 1st Lien Term Loan, 7.35% (LIBOR01M+575bps), 10/1/25(b)	992,500	830,395
Spectacle Gary Holdings LLC, 11.00% (LIBOR03M+900bps), 12/23/25(b)	1,864,865	1,547,838
Spectacle Gary Holdings LLC, 10/17/25(c)(d)	135,135	112,162
Stars Group Holdings BV, 5.44% (LIBOR03M+350bps), 6/27/25(b)	1,793,185	1,705,014
Team Health Holdings, Inc., 1st Lien Term Loan B, 4.35% (LIBOR01M+275bps), 2/6/24(b)	1,488,491	930,307
Tenneco, Inc., 1st Lien Term Loan B, 4.60% (LIBOR01M+300bps), 6/18/25(b)	1,979,962	1,356,274
The Men’s Wearhouse, Inc., 1st Lien Term Loan B2, 4.83% (LIBOR01M+325bps), 4/9/25(b)	1,995,661	678,525
Univision Communications, 1st Lien Term Loan C5, 4.35% (LIBOR01M+275bps), 3/15/24(b)	1,939,707	1,634,204
Total Senior Secured Loans (Cost $42,509,013)		34,359,674

Corporate Bonds (69.4%)

Communication Services (10.6%):
AMC Networks, Inc., 4.75%, 8/1/25, Callable 8/1/21 @ 102.38 (e)	2,000,000	1,943,100
Block Communications, Inc., 4.88%, 3/1/28, Callable 3/1/23 @ 102.44 (f)	900,000	813,339
Consolidated Communications, Inc., 6.50%, 10/1/22, Callable 5/4/20 @ 101.63 (e)	1,750,000	1,560,003
Cumulus Media New Holdings, Inc., 6.75%, 7/1/26, Callable 7/1/22 @ 103.38 (f)	2,500,000	2,226,799
Entercom Media Corp., 6.50%, 5/1/27, Callable 5/1/22 @ 104.88 (e)(f)	2,000,000	1,759,480
Lamar Media Corp.
3.75%, 2/15/28, Callable 2/15/23 @ 101.88 (f)	1,000,000	939,130
4.00%, 2/15/30, Callable 2/15/25 @ 102 (f)	1,000,000	939,660
Meredith Corp., 6.88%, 2/1/26, Callable 2/1/21 @ 103.44 (e)	2,500,000	2,197,050
TEGNA, Inc., 4.63%, 3/15/28, Callable 3/15/23 @ 102.31 (f)	950,000	842,023
Telesat Canada/Telesat LLC, 6.50%, 10/15/27, Callable 10/15/22 @ 103.25 (f)	2,000,000	1,937,919
		15,158,503

Consumer Discretionary (13.7%):
Beazer Homes USA, Inc., 5.88%, 10/15/27, Callable 10/15/22 @ 102.94 (e)	2,000,000	1,508,720
Boyd Gaming Corp., 6.38%, 4/1/26, Callable 4/1/21 @ 103.19	1,750,000	1,512,245
Diamond Sports Group LLC/Diamond Sports Finance Co., 6.63%, 8/15/27, Callable 8/15/22 @ 103.31 (e)(f)	1,884,000	1,258,116
Eldorado Resorts, Inc., 6.00%, 9/15/26, Callable 9/15/21 @ 104.5 (e)	1,750,000	1,583,645
Ford Motor Co., 4.35%, 12/8/26, Callable 9/8/26 @ 100	2,125,000	1,658,095
Golden Nugget, Inc., 8.75%, 10/1/25, Callable 10/1/20 @ 104.38 (f)	1,900,000	980,647
Installed Building Products, Inc., 5.75%, 2/1/28, Callable 2/1/23 @ 102.88 (f)	1,200,000	1,142,412
Mattel, Inc., 5.45%, 11/1/41, Callable 5/1/41 @ 100	2,000,000	1,559,960
MGM Resorts International, 5.50%, 4/15/27, Callable 1/15/27 @ 100 (e)	2,000,000	1,817,919
Panther BF Aggregator 2 LP/Panther Finance Co., Inc., 8.50%, 5/15/27, Callable 5/15/22 @ 104.25 (f)	2,500,000	2,181,050

Security Description	Principal Amount	Value
Scientific Games International, Inc., 8.25%, 3/15/26, Callable 3/15/22 @ 104.13 (f)	$2,250,000	$1,440,990
The Enterprise Development Authority, 12.00%, 7/15/24, Callable 7/15/21 @ 109 (f)	1,200,000	1,043,196
Yum! Brands, Inc.
7.75%, 4/1/25, Callable 4/1/22 @ 103.88 (f)	900,000	947,817
5.35%, 11/1/43, Callable 5/1/43 @ 100	1,000,000	848,100
		19,482,912

Consumer Staples (7.7%):
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC
5.75%, 3/15/25, Callable 5/4/20 @ 104.31 (e)	1,750,000	1,767,990
5.88%, 2/15/28, Callable 8/15/22 @ 104.41 (f)	875,000	891,284
B&G Foods, Inc., 5.25%, 4/1/25, Callable 5/4/20 @ 103.94	1,750,000	1,738,572
Cott Holdings, Inc., 5.50%, 4/1/25, Callable 4/14/20 @ 104.13 (f)(g)	1,750,000	1,694,805
Dole Food Co., Inc., 7.25%, 6/15/25, Callable 6/15/20 @ 103.63 (f)	1,750,000	1,324,715
Post Holdings, Inc., 5.00%, 8/15/26, Callable 8/15/21 @ 102.5 (f)	1,750,000	1,800,032
Simmons Foods, Inc., 7.75%, 1/15/24, Callable 1/15/21 @ 103.88 (f)	1,715,000	1,705,619
		10,923,017

Energy (0.3%):
Husky Holding Ltd., 13.00%, 2/15/25, Callable 2/15/21 @ 109.75 (f)	500,000	361,495

Financials (10.9%):
Acrisure LLC/Acrisure Finance, Inc., 8.13%, 2/15/24, Callable 2/15/21 @ 104.06 (f)	1,875,000	1,841,568
AmWINS Group, Inc., 7.75%, 7/1/26, Callable 7/1/21 @ 105.81 (f)	1,000,000	986,140
BCPE Cycle Merger Sub II, Inc., 10.63%, 7/15/27, Callable 7/15/22 @ 105.31 (e)(f)	1,500,000	1,251,510
Capitol Investment Merger Sub 2 LLC, 10.00%, 8/1/24, Callable 8/1/21 @ 105 (e)(f)	1,750,000	1,594,828
Compass Group Diversified Holdings LLC, 8.00%, 5/1/26, Callable 5/1/21 @ 104 (f)(g)	1,000,000	959,320
Downstream Development Authority of the Quapaw Tribe of Oklahoma, 10.50%, 2/15/23, Callable 5/4/20 @ 107.25 (f)	1,000,000	750,030
Gray Escrow, Inc., 7.00%, 5/15/27, Callable 5/15/22 @ 105.25 (f)	2,000,000	1,988,760
Intelsat Jackson Holdings SA, 8.50%, 10/15/24, Callable 10/15/20 @ 106.38 (e)(f)	2,000,000	1,259,540
LABL Escrow Issuer LLC, 10.50%, 7/15/27, Callable 7/15/22 @ 105.25 (e)(f)	1,750,000	1,631,578
Resideo Funding, Inc., 6.13%, 11/1/26, Callable 11/1/21 @ 104.59 (e)(f)	2,000,000	1,744,380
Wolverine Escrow LLC, 13.13%, 11/15/27, Callable 11/15/22 @ 109.84 (f)	2,000,000	1,600,120
		15,607,774

Health Care (8.2%):
Air Medical Group Holdings, Inc., 6.38%, 5/15/23, Callable 5/4/20 @ 101.59 (e)(f)	1,750,000	1,515,378
Avantor, Inc., 9.00%, 10/1/25, Callable 10/1/20 @ 106.75 (f)(g)	1,000,000	1,052,150
Endo Finance LLC, 6.00%, 2/1/25, Callable 5/4/20 @ 103 (f)(h)	2,000,000	1,363,340
Ortho-Clinical Diagnostics, Inc.
6.63%, 5/15/22, Callable 5/4/20 @ 100 (f)(g)	404,000	381,675
7.25%, 2/1/28, Callable 2/1/23 @ 103.63 (f)	900,000	781,767
Radiology Partners, Inc., 9.25%, 2/1/28, Callable 2/1/23 @ 104.63 (f)	2,000,000	1,783,340
Regional Care Hospital Partners Holdings, Inc./LifePoint Health, Inc., 9.75%, 12/1/26, Callable 12/1/21 @ 104.88 (f)	2,000,000	1,917,359
Surgery Center Holdings, Inc., 10.00%, 4/15/27, Callable 4/15/22 @ 105 (e)(f)	1,750,000	1,265,250
Verscend Escrow Corp., 9.75%, 8/15/26, Callable 8/15/21 @ 104.88 (f)	1,750,000	1,748,968
		11,809,227

Security Description	Principal Amount	Value
Industrials (12.3%):
Ahern Rentals, Inc., 7.38%, 5/15/23, Callable 5/4/20 @ 103.69 (f)	$1,750,000	$1,017,660
Algeco Global Finance 2 PLC, 10.00%, 8/15/23, Callable 4/14/20 @ 105 (e)(f)(g)	1,750,000	1,178,048
Apex Tool Group LLC/BC Mountain Finance, Inc., 9.00%, 2/15/23, Callable 5/4/20 @ 101 (e)(f)	1,750,000	1,125,478
Aramark Services, Inc., 5.00%, 2/1/28, Callable 2/1/23 @ 102.5 (e)(f)	2,000,000	1,859,340
Beacon Escrow Corp., 4.88%, 11/1/25, Callable 11/1/20 @ 102.44 (f)	1,530,000	1,383,181
Bombardier, Inc., 7.88%, 4/15/27, Callable 4/15/22 @ 103.94 (f)	2,500,000	1,698,350
Cargo Aircraft Management, Inc., 4.75%, 2/1/28, Callable 2/1/23 @ 102.38 (f)	1,800,000	1,668,618
Pisces Midco, Inc., 8.00%, 4/15/26, Callable 4/15/21 @ 104 (e)(f)	1,750,000	1,514,188
SRS Distribution, Inc., 8.25%, 7/1/26, Callable 7/1/21 @ 104.13 (e)(f)(g)	1,750,000	1,337,403
TransDigm, Inc., 6.50%, 7/15/24, Callable 5/4/20 @ 103.25	1,750,000	1,664,093
Triumph Group, Inc., 6.25%, 9/15/24, Callable 9/15/20 @ 103.13 (e)(f)	1,350,000	1,201,689
XPO Logistics, Inc., 6.75%, 8/15/24, Callable 8/15/21 @ 103.38 (e)(f)	2,000,000	1,958,940
		17,606,988

Materials (4.5%):
Greif, Inc., 6.50%, 3/1/27, Callable 3/1/22 @ 103.25 (f)	2,000,000	1,916,320
Intertape Polymer Group, Inc., 7.00%, 10/15/26, Callable 10/15/21 @ 103.5 (f)	1,330,000	1,269,631
Plastipak Holdings, Inc., 6.25%, 10/15/25, Callable 10/15/20 @ 103.13 (e)(f)	1,990,000	1,800,612
Titan Acquisition Ltd./Titan Co-Borrower LLC, 7.75%, 4/15/26, Callable 4/15/21 @ 103.88 (e)(f)(g)	1,750,000	1,462,143
		6,448,706

Real Estate (1.2%):
Adams Homes, Inc., 7.50%, 2/15/25, Callable 2/15/22 @ 103.75 (f)	1,800,000	1,718,784
Total Corporate Bonds (Cost $112,960,686)		99,117,406

Collateral for Securities Loaned ^(14.8%)
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class , 0.71%(i)	498,352	498,352
Fidelity Investments Money Market Government Portfolio, Class I , 0.32%(i)	6,058,688	6,058,688
Fidelity Investments Prime Money Market Portfolio, Class I , 0.60%(i)	248,594	248,594
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 0.85%(i)	3,465,527	3,465,527
JPMorgan Prime Money Market Fund, Capital Class , 0.92%(i)	1,983,074	1,983,074
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 0.94%(i)	8,916,287	8,916,287
Total Collateral for Securities Loaned (Cost $21,170,522)		21,170,522
Total Investments (Cost $178,277,877) — 108.8%		155,313,905
Liabilities in excess of other assets — (8.8)%		(12,500,034)
NET ASSETS - 100.00%		$142,813,871

^                  Purchased with cash collateral from securities on loan.

(a)         Non-income producing security.

(b)         Variable or Floating-Rate Security. Rate disclosed is as of March 31, 2020.

(c)          Security purchased on a when-issued basis.

(d)         The rates for this senior secured loan will be known on settlement date of the loan, subsequent to this report date. Senior secured loans have rates that will fluctuate over time in line with prevailing interest rates.

(e)          All or a portion of this security is on loan.

(f)           Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund’s Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. As of March 31, 2020, the fair value of these securities was $77,757,914 and amounted to 54.4% of net assets.

(g)          All or a portion of this security has been segregated as collateral for securities purchased on a when-issued basis.

(h)         Variable Rate Demand Notes that provide the rights to sell the security at face value on either that day or within the rate-reset period. The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description.

(i)             Rate disclosed is the daily yield on March 31, 2020.

bps—Basis points

LIBOR—London InterBank Offered Rate

LIBOR01M—1 Month US Dollar LIBOR, rate disclosed as of March 31, 2020, based on the last reset date of the security

LIBOR02M—2 Month US Dollar LIBOR, rate disclosed as of March 31, 2020, based on the last reset date of the security

LIBOR03M—3 Month US Dollar LIBOR, rate disclosed as of March 31, 2020, based on the last reset date of the security

LIBOR06M—6 Month US Dollar LIBOR, rate disclosed as of March 31, 2020, based on the last reset date of the security

LLC—Limited Liability Company

LP—Limited Partnership

PLC—Public Limited Company

Victory Portfolios	Schedule of Portfolio Investments
Victory Tax-Exempt Fund	March 31, 2020
(Unaudited)

Security Description	Principal Amount	Value

Municipal Bonds (95.5%)

Arkansas (1.6%):
Arkansas Development Finance Authority Revenue Bonds, 3.20%, 12/1/49, Continuously Callable @100	$750,000	$712,785
University of Central Arkansas Revenue Bonds, Series A, 3.00%, 11/1/49, Continuously Callable @100	265,000	248,941
		961,726
California (6.7%):
California Educational Facilities Authority Revenue Bonds, 5.00%, 5/1/49	1,500,000	2,526,285
Golden State Tobacco Securitization Corp. Revenue Bonds, Series A2, 5.00%, 6/1/47, Continuously Callable @100	1,500,000	1,461,165
		3,987,450

Connecticut (3.8%):
Connecticut Health and Educational Facilities Authority Revenue Bonds, Series 2016 CT, 5.00%, 12/1/41, Continuously Callable @100	2,000,000	2,287,120

Florida (3.9%):
Miami-Dade County Public Facilities Revenue Bonds, Series A, 5.00%, 6/1/33, Continuously Callable @100	2,000,000	2,301,080

Guam (1.5%):
Port Authority of Guam Revenue Bonds, Series A, 5.00%, 7/1/48, Continuously Callable @100	1,000,000	910,330

Illinois (25.9%):
Chicago Board of Education General Obligation Bonds, 6.00%, 4/1/46, Continuously Callable @100	2,275,000	2,510,940
Chicago General Obligation Refunding Bonds, Series A, 5.75%, 1/1/33, Continuously Callable @100	2,000,000	2,098,340
Chicago Transit Authority Sales Tax Receipts Revenue Bonds, Series 2014, 5.00%, 12/1/44, Continuously Callable @100	2,450,000	2,803,780
City of Chicago General Obligation Bonds
Series A, 6.00%, 1/1/38, Continuously Callable @100	1,000,000	1,049,250
Series A, 5.50%, 1/1/49, Continuously Callable @100	1,000,000	1,011,710
City of Chicago Wastewater Transmission Revenue Bonds
Series A, 5.00%, 1/1/47, Continuously Callable @100	1,000,000	1,129,180
Series C, 5.00%, 1/1/34, Continuously Callable @100	1,000,000	1,126,270
Illinois General Obligation Bonds, Series 2013, 5.50%, 7/1/27, Continuously Callable @100	2,000,000	2,103,140
Sales Tax Securitization Corp. Revenue Bonds, Series 2018 C, 5.00%, 1/1/43, Continuously Callable @100	1,500,000	1,635,465
		15,468,075
Massachusetts (1.6%):
University of Massachusetts Building Authority Revenue Bonds, Series 1, 5.00%, 11/1/39, Continuously Callable @100	820,000	947,772

Missouri (2.0%):
Health & Educational Facilities Authority of the State of Missouri Revenue Bonds, 4.25%, 12/1/42, Continuously Callable @100(a)	1,150,000	1,216,597

New Jersey (11.8%):
New Jersey Economic Development Authority Biomedical Research Facilities Revenue Bonds, Series 2016 A, 5.00%, 7/15/29, Continuously Callable @100	885,000	941,375
New Jersey Economic Development Authority School Facilities Construction Revenue Bonds, Series 2015 WW, 5.25%, 6/15/32, Continuously Callable @100	3,000,000	3,200,490
New Jersey Transportation Trust Fund Authority Revenue Bonds

Security Description	Principal Amount	Value
5.00%, 6/15/28, Continuously Callable @100	$1,000,000	$1,118,280
Series BB, 3.50%, 6/15/46, Continuously Callable @100	200,000	174,752
Tobacco Settlement Financing Corp. Revenue Bonds, Series 2018 A, 5.00%, 6/1/46, Continuously Callable @100	1,500,000	1,532,580
		6,967,477

New York (15.0%):
Metropolitan Transportation Authority Dedicated Tax Green Fund Revenue Bonds, Series 2016 B1, 5.00%, 11/15/56, Continuously Callable @100	1,545,000	1,753,235
New York Counties Tobacco Trust II Revenue Bonds, 5.75%, 6/1/43, Continuously Callable @100	200,000	200,566
New York Utility Debt Securitization Authority Revenue Bonds, Series 2013 TE, 5.00%, 12/15/41, Continuously Callable @100	1,500,000	1,678,410
Port Authority of New York & New Jersey Revenue Bonds
5.00%, 10/1/30, Continuously Callable @100	2,000,000	2,131,160
5.00%, 12/1/32, Continuously Callable @100	1,000,000	1,112,380
TSASC, Inc. Revenue Bonds, Series A, 5.00%, 6/1/41, Continuously Callable @100	2,000,000	2,093,260
		8,969,011
North Carolina (5.3%):
City of Charlotte, 4.00%, 6/1/49, Continuously Callable @100	1,670,000	1,849,124
University of North Carolina Hill Revenue Bonds, 5.00%, 2/1/49	1,000,000	1,337,250
		3,186,374
Ohio (4.3%):
Buckeye Tobacco Settlement Financing Authority Revenue Bonds, Series B-2, 5.00%, 6/1/55, Continuously Callable @100	1,000,000	894,550
Logan Elm Local School District General Obligation Bonds, 4.00%, 11/1/55, Continuously Callable @100	1,500,000	1,650,960
		2,545,510

Oregon (0.4%):
Oregon State Lottery Revenue Bonds, Series A, 5.25%, 4/1/30, Continuously Callable @100	205,000	213,095

Pennsylvania (4.4%):
Philadelphia School District General Obligation Bonds
Series A, 5.00%, 9/1/38, Continuously Callable @100	1,200,000	1,427,856
Series A, 5.00%, 9/1/44, Continuously Callable @100	1,000,000	1,187,120
		2,614,976

Texas (0.7%):
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds, 5.00%, 7/1/47, Continuously Callable @102	500,000	425,920

Utah (1.9%):
Utah Infrastructure Agency Revenue Bonds, Series A, 5.00%, 10/15/40, Continuously Callable @100	1,000,000	1,122,740

Washington (4.7%):
Richland Electric Utility Revenue Bonds, 5.00%, 11/1/41, Continuously Callable @100	2,370,000	2,774,251

Total Municipal Bonds (Cost $54,968,683)		56,899,504

Total Investments (Cost $54,968,683) — 95.5%		56,899,504
Other assets in excess of liabilities — 4.5%		2,691,086
NET ASSETS - 100.00%		$59,590,590

(a)         Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund’s Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. As of March 31, 2020, the fair value of these securities was $1,216,597 and amounted to 2.0% of net assets.

Victory Portfolios	Schedule of Portfolio Investments
Victory High Income Municipal Bond Fund	March 31, 2020
(Unaudited)

Security Description	Principal Amount	Value
Municipal Bonds (96.4%)
California (6.8%):
California Educational Facilities Authority Revenue Bonds, 5.00%, 5/1/49	$1,000,000	$1,684,190
Golden State Tobacco Securitization Corp. Revenue Bonds, Series A2, 5.00%, 6/1/47, Continuously Callable @100	1,000,000	974,110
		2,658,300
Colorado (5.3%):
Regional Transportation District, Denver Transit Partners Eagle P3 Project Revenue Bonds, Series 2010, 6.00%, 1/15/34, Continuously Callable @100	2,000,000	2,014,319

District of Columbia (2.5%):
District of Columbia Tobacco Settlement Financing Corp. Revenue Bonds, 6.50%, 5/15/33	915,000	951,728

Florida (15.9%):
Escambia County Health Facilities Authority Revenue Bonds, 3.00%, 8/15/50, Continuously Callable @100	1,000,000	995,310
Sumter County Village Community Development District No. 10 Special Assessment Revenue Bonds, Series 2014, 5.75%, 5/1/31, Continuously Callable @100	1,325,000	1,393,966
Sumter County Village Community Development District No. 8 Special Assessment Revenue Bonds
Series 2010, 6.13%, 5/1/39, Continuously Callable @100	1,835,000	1,839,221
Series 2010, 6.13%, 5/1/40, Continuously Callable @100	1,920,000	1,925,375
		6,153,872
Illinois (18.0%):
Chicago Board of Education General Obligation Bonds, 6.00%, 4/1/46, Continuously Callable @100	1,500,000	1,655,565
Chicago General Obligation Refunding Bonds, Series 2015 C, 5.00%, 1/1/38, Continuously Callable @100	1,000,000	984,500
City of Chicago General Obligation Bonds
Series A, 6.00%, 1/1/38, Continuously Callable @100	1,000,000	1,049,250
Series A, 5.50%, 1/1/49, Continuously Callable @100	1,000,000	1,011,710
Illinois General Obligation Bonds
Series June 2013, 5.50%, 7/1/33, Continuously Callable @100	1,000,000	1,028,450
Series June 2013, 5.50%, 7/1/38, Continuously Callable @100	1,250,000	1,284,238
		7,013,713
Massachusetts (2.9%):
Massachusetts Educational Financing Authority, Education Loan Revenue Bonds, Issue J
Series 2011, 5.63%, 7/1/28, Continuously Callable @100	320,000	329,197
Series 2011, 5.63%, 7/1/29, Continuously Callable @100	645,000	663,428
Series 2011, 5.63%, 7/1/33, Continuously Callable @100	160,000	164,008
		1,156,633
Mississippi (3.1%):
Mississippi Development Bank Revenue Bonds, 5.00%, 3/1/48, Continuously Callable @100	1,000,000	1,193,570

Missouri (1.4%):
Health & Educational Facilities Authority of the State of Missouri Revenue Bonds, 4.25%, 12/1/42, Continuously Callable @100(a)	500,000	528,955

New Jersey (10.7%):
New Jersey Economic Development Authority School Facilities Construction Revenue Bonds, Series 2015 WW, 5.25%, 6/15/32, Continuously Callable @100	1,000,000	1,066,830
New Jersey Economic Development Motor Vehicle Surcharges Subordinate Revenue Bonds, Series A, 5.00%, 7/1/33, Continuously Callable @100	500,000	532,665

Security Description	Principal Amount	Value
New Jersey Higher Education Student Assistance Authority, Student Loan Revenue Bonds, Series 2011-1, 5.75%, 12/1/28, Continuously Callable @100	$575,000	$609,374
New Jersey Transportation Trust Fund Authority Revenue Bonds, Series BB, 3.50%, 6/15/46, Continuously Callable @100	500,000	436,880
Tobacco Settlement Financing Corp. Revenue Bonds, Series 2018 A, 5.00%, 6/1/46, Continuously Callable @100	1,500,000	1,532,580
		4,178,329
New York (0.3%):
Niagara Area Development Corp. Revenue Bonds, 4.70%, 11/1/36, Callable 5/1/20 @ 100(b)	100,000	100,000

North Carolina (3.4%):
University of North Carolina Hill Revenue Bonds, 5.00%, 2/1/49	1,000,000	1,337,250

North Dakota (2.5%):
Grand Forks, North Dakota Senior Housing and Nursing Facility Revenue Bonds, 5.00%, 12/1/36, Continuously Callable @100	1,000,000	971,000

Ohio (2.8%):
Logan Elm Local School District General Obligation Bonds, 4.00%, 11/1/55, Continuously Callable @100	975,000	1,073,124

Oklahoma (0.0%):(c)
Oklahoma Development Finance Authority Continuing Care Retirement Community Revenue Bonds, Series 2012, 6.00%, 1/1/32, Continuously Callable @100(d)(e)	1,885,000	18,858

Oregon (1.3%):
Clackamas County Hospital Facility Authority Revenue Bonds, Series A, 5.00%, 11/15/52, Continuously Callable @102	500,000	513,225

South Carolina (4.5%):
Lancaster County, Walnut Creek Improvement District Assessment Refunding Revenue Bonds, Series 2016 A-1, 5.00%, 12/1/37, Continuously Callable @100	1,675,000	1,765,701

South Dakota (1.5%):
Oglala Sioux Tribe, Series 2012, 5.00%, 10/1/22, Callable 5/4/20 @ 100(a)	600,000	600,462

Texas (4.8%):
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds, 5.00%, 7/1/47, Continuously Callable @102	1,000,000	730,330
Texas Private Activity Bond Surface Transportation Corp. Revenue Bonds, NTE Mobility Partners Segments 3 LLC - Segments 3A & 3B Facility, Series 2013, 7.00%, 12/31/38, Continuously Callable @100	1,000,000	1,109,780
		1,840,110
Utah (6.1%):
Utah Charter School Finance Authority Revenue Bonds
5.00%, 4/15/37, Continuously Callable @100	500,000	573,415
2.75%, 4/15/50, Continuously Callable @100	525,000	465,218
Utah Infrastructure Agency Revenue Bonds, Series A, 5.38%, 10/15/40, Continuously Callable @100	1,150,000	1,328,147
		2,366,780

Security Description	Principal Amount	Value
West Virginia (2.6%):
The Country Commission of Monongalia Country, WV Special District Excise Tax Revenue Bonds, Series 2017 A, 5.75%, 6/1/43, Continuously Callable @100(a)	$1,000,000	$1,006,930
Total Municipal Bonds (Cost $37,072,868)		37,442,859
Total Investments (Cost $37,072,868) — 96.4%		37,442,859
Other assets in excess of liabilities — 3.6%		1,392,253
NET ASSETS - 100.00%		$38,835,112

(a)

Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund’s Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. As of March 31, 2020, the fair value of these securities was $2,136,347 and amounted to 5.5% of net assets.

(b)

Variable Rate Demand Notes that provide the rights to sell the security at face value on either that day or within the rate-reset period. The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description.

(c)	Amount represents less than 0.05% of net assets.
(d)	Defaulted security.
(e)

The Fund’s Adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees.  As of March 31, 2020, illiquid securities were less than 0.05% of the Fund’s net assets.

LLC—Limited Liability Company

Victory Portfolios	Schedule of Portfolio Investments
Victory Floating Rate Fund	March 31, 2020
(Unaudited)

Security Description	Principal Amount	Value
Senior Secured Loans (83.0%)
Acrisure LLC, 1st Lien Term Loan B, 5.21% (LIBOR03M+350bps), 1/31/27(a)	$3,796,479	$3,340,902
Ai Ladder Luxembourg Subco Sarl, 1st Lien Term Loan B, 6.44% (LIBOR03M+450bps), 5/4/25(a)	5,845,739	4,812,972
Air Medical Group Holdings, Inc., 5.86% (LIBOR03M+425bps), 3/14/25(a)	4,949,367	4,404,937
Air Methods Corp., 1st Lien Term Loan, 5.44% (LIBOR03M+350bps), 4/21/24(a)	3,959,288	2,753,922
Aldevron LLC, 6.19% (LIBOR03M+425bps), 9/20/26(a)	3,200,000	2,976,000
Alphabet Holding Co., Inc., 1st Lien Term Loan, 5.10% (LIBOR01M+350bps), 8/15/24(a)	5,460,000	4,316,458
Alphabet Holding Co., Inc., 2nd Lien Term Loan, 9.35% (LIBOR01M+775bps), 8/15/25(a)	4,950,000	3,588,750
American Axle & Manufacturing, Inc., 1st Lien Term Loan B, 3.18% (LIBOR01M+225bps), 4/6/24(a)	6,624,628	5,478,567
American Renal Holdings, Inc., 6.60% (LIBOR01M+500bps), 6/15/24(a)	5,014,457	4,249,752
Amneal Pharmaceuticals LLC, 1st Lien Term Loan B, 5.13% (LIBOR01M+350bps), 3/23/25(a)	7,858,151	6,679,429
AmWINS Group, Inc., 3.77% - 4.35% (LIBOR01M+275bps), 1/25/24(a)	5,750,196	5,297,368
Apex Tool Group LLC, 7.10% (LIBOR01M+550bps), 8/19/24(a)	3,925,000	3,000,977
AppLovin Corp., 1st Lien Term Loan B, 5.10% (LIBOR01M+350bps), 8/15/25(a)	5,925,000	5,273,250
Asurion LLC, 1st Lien Term Loan B7, 4.60% (LIBOR01M+300bps), 11/4/24(a)	3,877,500	3,664,238
Avaya, Inc., 1st Lien Term Loan B, 4.95% (LIBOR01M+425bps), 12/15/24(a)	6,727,724	5,701,746
Bass Pro Group LLC, Term Loan B, 6.60% (LIBOR01M+500bps), 12/16/23(a)	6,292,414	5,254,166
Blount International, Inc., 1st Lien Term Loan B, 5.35% (LIBOR01M+375bps), 4/12/23(a)	5,880,563	4,900,449
Boyd Gaming Corp., 2.93% (LIBOR01W+225bps), 9/15/23(a)	1,574,082	1,354,199
Brand Energy & Infrastructure Services, Inc., 1st Lien Term Loan, 6.12% (LIBOR03M+425bps), 6/21/24(a)	5,708,536	4,549,158
Brand Energy & Infrastructure Services, Inc., 1st Lien Term Loan, 6.06% (LIBOR02M+425bps), 6/21/24(a)	59,309	35,356
Builders FirstSource, Inc., 4.61% (LIBOR03M+300bps), 2/29/24(a)	866,667	771,333
BW NHHC Holdco, Inc., 10.62% (LIBOR03M+900bps), 5/15/26(a)	3,000,000	1,200,000
Calpine Corp., 3.60% (LIBOR01M+200bps), 8/12/26(a)	4,539,572	4,267,197
Chassix, Inc., 1st Lien Term Loan B, 7.44% (LIBOR06M+550bps), 11/10/23(a)	1,996,180	1,390,678
Chassix, Inc., 1st Lien Term Loan B, 7.25% (LIBOR03M+550bps), 11/10/23(a)	1,889,084	1,316,069
CIBT Solutions, Inc., 1st Lien Term Loan, 5.69% (LIBOR03M+375bps), 6/1/24(a)	3,850,306	2,528,380
Clear Channel Outdoor Holdings, Inc., 5.10% (LIBOR01M+350bps), 11/25/26(a)	4,975,000	4,179,000
Concrete Pumping Holdings, Inc., 7.60% (LIBOR01M+600bps), 11/14/25(a)	5,700,000	4,902,000
Consolidated Communications, Inc., 1st Lien Term Loan B, 4.61% (LIBOR01M+300bps), 10/5/23(a)	4,886,661	4,263,612

Security Description	Principal Amount	Value
CPM Holdings, Inc., 1st Lien Term Loan, 5.35% (LIBOR01M+375bps), 11/17/25(a)	$2,962,500	$2,399,625
CPM Holdings, Inc., 2nd Lien Term Loan, 9.85% (LIBOR01M+825bps), 11/16/26(a)	2,000,000	1,640,000
Crown Finance U.S., Inc., 1st Lien Term Loan B, 3.85% (LIBOR01M+225bps), 2/7/25(a)	4,744,981	3,202,862
Dawn Acquisition LLC, 1st Lien Term Loan B, 5.69% (LIBOR03M+375bps), 10/25/25(a)	3,456,250	2,580,955
Dayco Products LLC, 5.86% (LIBOR03M+425bps), 5/19/24(a)	7,780,000	5,446,000
Distributed Power, 4.60% (LIBOR03M+275bps), 11/6/25(a)(b)	5,989,899	4,941,667
Dole Food Co., Inc., 1st Lien Term Loan B, 4.78% (LIBOR01M+275bps), 3/24/24(a)	4,966,667	4,451,375
Dynasty Acquisition Co., Inc., 1st Lien Term Loan, 5.21% (LIBOR02M+350bps), 4/6/26(a)	3,623,748	2,867,291
Dynasty Acquisition Co., Inc., 1st Lien Term Loan, 5.21% (LIBOR01M+350bps), 4/6/26(a)	1,948,252	1,541,554
Eldorado Resorts, Inc., 3.25% (LIBOR06M+225bps), 3/16/24(a)	2,180,467	1,907,909
Emerald TopCo, Inc., 5.10% (LIBOR01M+350bps), 7/25/26(a)	4,975,000	4,527,250
Endo International PLC, 1st Lien Term Loan B, 5.88% (LIBOR01M+425bps), 4/29/24(a)	4,936,548	4,405,869
Engineered Machinery Holdings, Inc., 1st Lien Term Loan, 4.94% (LIBOR03M+300bps), 7/19/24(a)	3,771,862	3,074,067
Forterra Finance LLC, 1st Lien Term Loan, 4.60% (LIBOR01M+300bps), 10/25/23(a)	5,905,516	4,862,189
Froneri U.S., Inc., 1st Lien Term Loan B, 3.85% (LIBOR01M+225bps), 1/31/27(a)	5,000,000	4,737,500
Gates Global LLC, 1st Lien Term Loan B2, 4.35% (LIBOR01M+275bps), 3/31/24, Callable 5/5/20 @ 100(a)	7,411,690	6,388,877
Gentiva Health Services, Inc., 1st Lien Term Loan, 4.88% (LIBOR01M+325bps), 7/2/25(a)	5,820,754	5,442,405
Greenway Health LLC, 5.69% (LIBOR03M+375bps), 2/16/24(a)	3,341,410	2,082,801
GTT Communications, Inc., 1st Lien Term Loan B, 4.35% (LIBOR01M+275bps), 5/31/25(a)	5,875,152	4,105,262
Gulf Finance LLC, 1st Lien Term Loan B, 4.35% (LIBOR01M+525bps), 8/25/23(a)	4,025,085	2,008,517
Hertz Corp., Term Loan B1, 4.36% (LIBOR01M+275bps), 6/30/23(a)	7,537,724	5,295,251
Holley Purchaser, Inc., 1st Lien Term Loan, 6.78% (LIBOR03M+500bps), 10/24/25(a)	4,345,000	3,519,450
Hub International Ltd., 1st Lien Term Loan B, 4.55% (LIBOR03M+275bps), 4/25/25(a)	7,035,005	6,535,520
Hub International, Ltd., 1st Lien Term Loan B,5.1% - 4.39% (LIBOR02M+275bps)(a)	352,495	327,468
iHeart Communications, Inc., 1st Lien Term Loan B, 4.58% (LIBOR01M+300bps), 5/1/26(a)	4,987,500	4,177,031
II-VI, Inc., 5.10% (LIBOR01M+350bps), 9/24/26(a)	4,975,000	4,096,067
Intelsat Jackson Holdings SA, 1st Lien Term Loan B3, 5.68% (LIBOR06M+375bps), 11/27/23(a)	6,750,000	6,150,937
Janus International Group LLC, 1st Lien Term Loan, 5.35% (LIBOR01M+375bps), 2/9/25(a)	5,932,310	5,858,156
Kindred Healthcare LLC, 1st Lien Term Loan B, 6.63% (LIBOR01M+500bps), 7/2/25(a)	5,910,000	4,875,750

Security Description	Principal Amount	Value
Leslie’s Poolmart, Inc., Term Loan B, 5.26% (LIBOR02M+350bps), 8/16/23(a)	$5,650,769	$4,566,556
LifeScan Global Corp., 1st Lien Term Loan, 8.06% (LIBOR06M+600bps), 6/19/24(a)	3,285,000	2,570,513
LifeScan Global Corp., 2nd Lien Term Loan, 11.56% (LIBOR06M+950bps), 6/19/25(a)	2,250,000	1,428,750
MHI Holdings LLC, 6.60% (LIBOR01M+500bps), 9/20/26(a)	6,982,500	5,760,562
Navistar, Inc., 1st Lien Term Loan B, 4.28% (LIBOR01M+350bps), 11/2/24(a)	4,350,000	3,741,000
NCI Building Systems, Inc., 1st Lien Term Loan B, 4.56% (LIBOR01M+375bps), 4/14/25(a)	5,879,976	4,968,580
Ortho-Clinical Diagnostics SA, 1st Lien Term Loan B, 4.77% (LIBOR01M+325bps), 5/22/25(a)	3,623,547	3,066,427
Packaging Coordinators Midco, Inc., 2nd Lien Term Loan, 10.70% (LIBOR03M+875bps), 7/1/24(a)	4,250,000	3,740,000
Panther BF Aggregator 2 LP, 4.44% (LIBOR01M+350bps), 4/30/26(a)	6,965,000	6,338,150
Plastipak Holdings, Inc., 1st Lien Term Loan B, 10/14/24(b)(c)	2,000,000	1,794,000
Pluto Acquisition I, Inc., 6.82% (LIBOR03M+500bps), 6/18/26(a)	5,458,750	4,530,763
Precyse Acquisition Corp., 6.10% (LIBOR01M+450bps), 10/20/22(a)	6,671,036	5,553,638
Regionalcare Hospital Partners Holdings, Inc., 5.35% (LIBOR01M+375bps), 11/16/25(a)	2,702,606	2,494,856
Reynolds Group Holdings, Inc., 1st Lien Term Loan B, 4.35% (LIBOR01M+275bps), 2/5/23(a)	2,971,860	2,800,978
Robertshaw U.S. Holding Corp., 1st Lien Term Loan, 4.88% (LIBOR01M+325bps), 2/15/25(a)	1,965,000	1,179,000
Robertshaw U.S. Holding Corp., 2nd Lien Term Loan, 9.63% (LIBOR01M+800bps), 2/15/26(a)	4,000,000	2,200,000
Sabert Corp.,1st Lien Term Loan B, 5.50% (LIBOR01M+450bps), 11/25/26(a)	4,000,000	3,680,000
SIWF Holdings, Inc., 5.85% (LIBOR01M+425bps), 5/27/25(a)	3,930,000	3,419,100
SIWF Holdings, Inc., 10.10% (LIBOR01M+850bps), 5/26/26(a)	1,500,000	1,234,995
Specialty Building Products Holdings LLC, 1st Lien Term Loan, 7.35% (LIBOR01M+575bps), 10/1/25(a)	6,947,500	5,812,764
Spectacle Gary Holdings LLC, 10/17/25(b)(c)	405,405	336,486
Spectacle Gary Holdings LLC, 11.00% (LIBOR03M+900bps), 12/23/25(a)	5,594,595	4,643,514
SRS Distribution, Inc., 6.10% (LIBOR01M+450bps), 5/23/25(a)	2,493,750	2,132,156
SRS Distribution, Inc., 1st Lien Term Loan B, 4.60% (LIBOR01M+300bps), 5/19/25(a)	3,940,000	3,319,450
Station Casinos LLC, 1st Lien Term Loan B1, 3.86% (LIBOR01M+225bps), 1/31/27(a)	2,483,694	2,104,931
Tailwind Smith Cooper Intermediate Corp., 6.61% (LIBOR01M+500bps), 5/28/26(a)	4,975,000	3,606,875
Tailwind Smith Cooper Intermediate Corp., 10.61% (LIBOR01M+900bps), 5/28/27(a)	3,000,000	2,220,000
Team Health Holdings, Inc., 1st Lien Term Loan B, 4.35% (LIBOR01M+275bps), 2/6/24(a)	4,460,358	2,787,724
Tecomet, Inc., 1st Lien Term Loan B, 4.25% (LIBOR01M+325bps), 4/18/24(a)	6,807,499	5,718,299
Telesat LLC, 4.36% (LIBOR01M+275bps), 11/22/26(a)	997,500	947,625

Security Description	Principal Amount	Value
Tenneco, Inc., 1st Lien Term Loan B, 4.60% (LIBOR01M+300bps), 6/18/25(a)	$6,418,750	$4,396,844
The Hillman Group, Inc., 1st Lien Term Loan B, 5.60% (LIBOR01M+400bps), 5/31/25(a)	2,992,386	2,322,839
The Men’s Wearhouse, Inc., 1st Lien Term Loan B2, 4.83% (LIBOR01M+325bps), 4/9/25(a)	3,494,896	1,188,265
Thor Industries, Inc., 1st Lien Term Loan B, 5.56% (LIBOR01M+375bps), 2/1/26(a)	3,813,868	3,241,788
Titan Acquisition Ltd./Titan Co-Borrower LLC, 4.60% (LIBOR01M+300bps), 3/28/25(a)	4,880,202	3,977,365
Tortoise Borrower LLC, 5.10% (LIBOR01M+350bps), 1/31/25(a)	3,330,193	2,497,644
U.S. LBM Borrower LLC, 5.35% (LIBOR01M+375bps), 8/20/22(a)	4,774,521	4,217,478
U.S. Renal Care, Inc., 6.63% (LIBOR01M+500bps), 6/14/26(a)	1,982,519	1,713,471
Univision Communications, 1st Lien Term Loan C5, 4.35% (LIBOR01M+275bps), 3/15/24(a)	6,438,349	5,424,309
UPC Financing Partnership, 1st Lien Term Loan 5/1/28(b)(c)	3,000,000	2,722,500
USI, Inc., 1st Lien Term Loan B, 4.94% (LIBOR01M+300bps), 5/16/24(a)	5,797,901	5,276,090
UTZ Quality Foods LLC, 1st Lien Term Loan, 5.10% (LIBOR01M+350bps), 11/14/24(a)	6,334,437	5,631,694
Verscend Holding Corp., 6.10% (LIBOR01M+450bps), 8/10/25(a)	2,917,595	2,742,539
Vertex Aerospace Services Corp., 1st Lien Term Loan B, 6.10% (LIBOR01M+450bps), 6/16/25(a)	2,947,500	2,486,953
WP CPP Holdings LLC, 1st Lien Term Loan B, 5.53% (LIBOR03M+375bps), 4/30/25(a)	3,940,873	2,955,655
WP CPP Holdings LLC, 1st Lien Term Loan B, 5.36% (LIBOR01M+375bps)(a)	9,563	7,173
WP CPP Holdings LLC, 2nd Lien Term Loan, 9.53% (LIBOR03M+775bps), 4/30/26(a)	2,000,000	1,313,340
Total Senior Secured Loans (Cost $447,459,527)		370,714,109

Corporate Bonds (11.9%)
Communication Services (1.0%):
Consolidated Communications, Inc., 6.50%, 10/1/22, Callable 5/4/20 @ 101.63	5,000,000	4,457,150

Consumer Discretionary (2.8%):
Diamond Sports Group LLC/Diamond Sports Finance Co., 6.63%, 8/15/27, Callable 8/15/22 @ 103.31 (d)	2,500,000	1,669,475
Golden Nugget, Inc., 8.75%, 10/1/25, Callable 10/1/20 @ 104.38 (d)	5,000,000	2,580,650
Scientific Games International, Inc., 8.25%, 3/15/26, Callable 3/15/22 @ 104.13 (d)	6,000,000	3,842,640
The Enterprise Development Authority, 12.00%, 7/15/24, Callable 7/15/21 @ 109 (d)	5,000,000	4,346,650
		12,439,415
Energy (0.7%):
Husky Holding Ltd., 13.00%, 2/15/25, Callable 2/15/21 @ 109.75 (d)	4,500,000	3,253,455

Financials (4.6%):
Capitol Investment Merger Sub 2 LLC, 10.00%, 8/1/24, Callable 8/1/21 @ 105 (d)	2,500,000	2,278,325

Security Description	Principal Amount	Value
Compass Group Diversified Holdings LLC, 8.00%, 5/1/26, Callable 5/1/21 @ 104 (d)(e)	$5,000,000	$4,796,600
LABL Escrow Issuer LLC, 10.50%, 7/15/27, Callable 7/15/22 @ 105.25 (d)	6,500,000	6,060,145
Wolverine Escrow LLC
9.00%, 11/15/26, Callable 11/15/22 @ 106.75 (d)	4,500,000	3,622,905
13.13%, 11/15/27, Callable 11/15/22 @ 109.84 (d)	4,750,000	3,800,285
		20,558,260
Health Care (0.6%):
Ortho-Clinical Diagnostics, Inc., 6.63%, 5/15/22, Callable 5/4/20 @ 100 (d)(e)	692,000	653,760
Radiology Partners, Inc., 9.25%, 2/1/28, Callable 2/1/23 @ 104.63 (d)	2,500,000	2,229,175
		2,882,935
Industrials (1.7%):
Algeco Global Finance 2 PLC, 10.00%, 8/15/23, Callable 4/14/20 @ 105 (d)(e)	4,000,000	2,692,680
Apex Tool Group LLC/BC Mountain Finance, Inc., 9.00%, 2/15/23, Callable 5/4/20 @ 101 (d)	4,000,000	2,572,520
SRS Distribution, Inc., 8.25%, 7/1/26, Callable 7/1/21 @ 104.13 (d)(e)	3,000,000	2,292,690
		7,557,890
Materials (0.5%):
Titan Acquisition Ltd./Titan Co-Borrower LLC, 7.75%, 4/15/26, Callable 4/15/21 @ 103.88 (d)(e)	2,500,000	2,088,775
Total Corporate Bonds (Cost $66,236,450)		53,237,880
Total Investments (Cost $513,695,977) — 94.9%		423,951,989
Other assets in excess of liabilities — 5.1%		22,703,687
NET ASSETS - 100.00%		$446,655,676

(a)	Variable or Floating-Rate Security. Rate disclosed is as of March 31, 2020.
(b)	Security purchased on a when-issued basis.
(c)

The rates for this senior secured loan will be known on settlement date of the loan, subsequent to this report date. Senior secured loans have rates that will fluctuate over time in line with prevailing interest rates.

(d)

Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund’s Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. As of March 31, 2020, the fair value of these securities was $48,780,730 and amounted to 10.9% of net assets.

(e)	All or a portion of this security has been segregated as collateral for securities purchased on a when-issued basis.

bps—Basis points

LIBOR—London InterBank Offered Rate

LIBOR01M—1 Month US Dollar LIBOR, rate disclosed as of March 31, 2020, based on the last reset date of the security

LIBOR01W—1 Week US Dollar LIBOR, rate disclosed as of March 31, 2020, based on the last reset date of the security

LIBOR02M—2 Month US Dollar LIBOR, rate disclosed as of March 31, 2020, based on the last reset date of the security

LIBOR03M—3 Month US Dollar LIBOR, rate disclosed as of March 31, 2020, based on the last reset date of the security

LIBOR06M—6 Month US Dollar LIBOR, rate disclosed as of March 31, 2020, based on the last reset date of the security

LLC—Limited Liability Company

LP—Limited Partnership

PLC—Public Limited Company

Victory Portfolios	Schedule of Portfolio Investments
Victory Strategic Income Fund	March 31, 2020
(Unaudited)

Security Description	Principal Amount	Value

Asset-Backed Securities (5.7%)
Ally Auto Receivables Trust, Series 2018-2, Class A3, 2.92%, 11/15/22, Callable 10/15/21 @ 100	$204,081	$204,656
AmeriCredit Automobile, Series 2017-3, Class A3, 1.90%, 3/18/22, Callable 1/18/22 @ 100(a)	73,585	73,373
Applebee’s Funding LLC/IHOP Funding LLC, Series 2019-1A, Class A2I, 4.19%, 6/7/49, Callable 6/5/24 @ 100(b)	500,000	495,394
Capital Automotive REIT, Series 2016-A1, Class A, 4.55%, 2/15/46(a)(b)	714,415	596,441
Chesapeake Funding LLC, Series 2018-A1, Class A1, 3.04%, 4/15/30(b)	192,539	190,701
Enterprise Fleet Financing LLC, Series 2019-1, Class A2, 2.98%, 10/22/24(b)	181,561	181,375
Focus Brands Funding LLC, Series 2017-1A, Class A2I, 3.86%, 4/30/47, Callable 4/30/20 @ 100(a)(b)	972,500	958,511
Honda Auto Receivables Owner Trust, Series 2018-3, Class A3, 2.95%, 8/22/22, Callable 1/21/22 @ 100	197,393	199,072
Mercedes-Benz Master Owner Trust, Series 2017-BA, Class A, 1.12% (LIBOR01M+42bps), 5/16/22(a)(b)(c)	500,000	499,384
Santander Drive Auto Receivables Trust, Series 2016-3, Class C, 2.46%, 3/15/22, Callable 1/15/21 @ 100(a)	127,666	126,616
Verizon Owner Trust, Series 2017-3A, Class B, 2.38%, 4/20/22, Callable 1/20/21 @ 100(a)(b)	500,000	494,915
World Omni Auto Receivables Trust, Series 2017-A, Class A4, 2.24%, 6/15/23, Callable 6/15/21 @ 100	400,000	397,433
Total Asset-Backed Securities (Cost $4,608,135)		4,417,871

Collateralized Mortgage Obligations (1.5%)
COMM Mortgage Trust, Series 2015-PC1, Class A5, 3.90%, 7/10/50(a)	250,000	269,247
Four Times Square Trust, Series 2006-4TS, Class A, 5.40%, 12/13/28(b)	460,561	455,410
Hilton USA Trust, Series 2016-SFP, Class A, 2.83%, 11/5/35(b)	500,000	467,170
Total Collateralized Mortgage Obligations (Cost $1,227,954)		1,191,827

Corporate Bonds (32.4%)
Communication Services (4.2%):
Charter Communications Operating LLC/Capital, 4.20%, 3/15/28, Callable 12/15/27 @ 100 (a)	200,000	203,314
Comcast Corp.
4.15%, 10/15/28, Callable 7/15/28 @ 100 (a)	1,350,000	1,515,347
3.97%, 11/1/47, Callable 5/1/47 @ 100 (d)	300,000	345,138
Verizon Communications, Inc.
5.15%, 9/15/23 (a)	500,000	557,470
4.52%, 9/15/48 (a)	500,000	631,005
		3,252,274
Consumer Discretionary (3.6%):
McDonald’s Corp., 2.63%, 9/1/29, MTN, Callable 6/1/29 @ 100 (a)	1,030,000	997,442
Target Corp.
3.50%, 7/1/24 (d)	750,000	798,615

Security Description	Principal Amount	Value
2.35%, 2/15/30, Callable 11/15/29 @ 100	$1,000,000	$1,011,179
		2,807,236
Consumer Staples (2.2%):
Anheuser-Busch InBev Worldwide, Inc., 2.50%, 7/15/22	343,000	344,067
Bacardi Ltd., 4.70%, 5/15/28, Callable 2/15/28 @ 100 (b)	250,000	266,583
BAT Capital Corp., 3.46%, 9/6/29, Callable 6/6/29 @ 100	1,000,000	922,910
Constellation Brands, Inc., 4.10%, 2/15/48, Callable 8/15/47 @ 100 (a)(d)	250,000	228,475
		1,762,035
Energy (3.0%):
Boardwalk Pipelines LP, 4.80%, 5/3/29, Callable 2/3/29 @ 100 (a)	500,000	381,535
Energy Transfer Partners, 6.00%, 6/15/48, Callable 12/15/47 @ 100 (a)	200,000	166,212
MPLX LP, 4.50%, 7/15/23, Callable 4/15/23 @ 100 (a)	1,000,000	852,599
Sabine Pass Liquefaction LLC, 5.00%, 3/15/27, Callable 9/15/26 @ 100 (a)	500,000	440,810
Williams Partners LP, 4.00%, 11/15/21, Callable 8/15/21 @ 100 (a)	500,000	431,180
		2,272,336
Financials (7.3%):
Apollo Management Holdings LP, 4.87%, 2/15/29, Callable 11/15/28 @ 100 (b)	250,000	269,935
Banco Santander SA, 3.13%, 2/23/23 (a)	1,000,000	981,139
Citigroup, Inc.
2.90%, 12/8/21, Callable 11/8/21 @ 100	500,000	503,795
4.08% (LIBOR03M+119bps), 4/23/29, Callable 4/23/28 @ 100 (a)(c)(d)	750,000	789,120
Credit Suisse Group AG, 3.87% (LIBOR03M+141bps), 1/12/29, Callable 1/12/28 @ 100 (a)(b)(c)	750,000	756,458
Jefferies GRP LLC/Capital, 4.85%, 1/15/27 (d)	500,000	494,505
John Deere Capital Corp., 3.65%, 10/12/23 (a)(d)	500,000	528,055
Morgan Stanley, 3.13%, 1/23/23 (a)	750,000	767,693
New York Life Insurance Co., 4.45%, 5/15/69, Callable 11/15/68 @ 100 (b)	100,000	104,496
PartnerRe Finance B LLC, 3.70%, 7/2/29, Callable 4/2/29 @ 100 (d)	350,000	345,293
		5,540,489
Health Care (4.5%):
Abbvie, Inc., 4.88%, 11/14/48, Callable 5/14/48 @ 100	100,000	115,977
Becton Dickinson and Co., 3.36%, 6/6/24, Callable 4/6/24 @ 100 (a)	850,000	843,931
Bristol-Myers Squibb Co., 3.90%, 2/20/28, Callable 11/20/27 @ 100 (b)	1,000,000	1,108,520
CVS Health Corp.
3.35%, 3/9/21 (a)	750,000	754,845
3.25%, 8/15/29, Callable 5/15/29 @ 100	750,000	749,543
		3,572,816
Industrials (1.7%):
United Technologies Corp.
3.65%, 8/16/23, Callable 7/16/23 @ 100	58,000	61,181
4.13%, 11/16/28, Callable 8/16/28 @ 100 (a)(d)	350,000	383,858
4.63%, 11/16/48, Callable 5/16/48 @ 100	250,000	295,343
Waste Connections, Inc., 3.50%, 5/1/29, Callable 2/1/29 @ 100 (a)(d)	600,000	606,798
		1,347,180
Information Technology (1.2%):
Broadcom Corp., 3.63%, 1/15/24, Callable 11/15/23 @ 100 (a)	700,000	700,763
Fiserv, Inc., 3.80%, 10/1/23, Callable 9/1/23 @ 100	250,000	258,738
		959,501

Security Description	Principal Amount	Value

Materials (1.5%):
DuPont de Nemours, Inc., 4.21%, 11/15/23, Callable 10/15/23 @ 100 (a)	$500,000	$526,545
WRKCo, Inc., 4.90%, 3/15/29, Callable 12/15/28 @ 100 (a)(d)	600,000	638,556
		1,165,101
Real Estate (2.2%):
Alexandria Real Estate Equities, Inc., 3.38%, 8/15/31, Callable 5/15/31 @ 100	250,000	231,830
Simon Property Group LP, 3.75%, 2/1/24, Callable 11/1/23 @ 100 (d)	1,500,000	1,518,915
		1,750,745
Utilities (1.0%):
Avangrid, Inc., 3.80%, 6/1/29, Callable 3/1/29 @ 100	750,000	771,893
Total Corporate Bonds (Cost $25,735,352)		25,201,606

Residential Mortgage Backed Securities (0.4%)
Bank of America Funding Corp., Series 2004-2, Class 1CB1, 5.75%, 9/20/34, Callable 7/20/23 @ 100(a)	70,266	67,425
Bear Stearns Alt-A Trust, Series 2003-3, Class 2A, 4.16%, 10/25/33, Callable 4/25/20 @ 100(a)(e)	128,823	108,219
Countrywide Home Loans, Inc., Series 2004-5, Class 2A9, 5.25%, 5/25/34, Callable 4/25/20 @ 100(a)	100,107	94,973
GSR Mortgage Loan Trust, Series 2004-15F, Class 5A1, 5.50%, 6/25/20, Callable 10/25/31 @ 100(a)	1,800	1,705
JPMorgan Mortgage Trust, Series 2005-A1, Class 6T1, 4.37%, 2/25/35, Callable 4/25/20 @ 100(a)(e)	26,414	26,414
Total Residential Mortgage Backed Securities (Cost $331,987)		298,736

U.S. Government Mortgage Backed Agencies (0.2%)
Federal National Mortgage Association
Series 2018-M1, Class A2, 2.98%, 12/25/27 (e)	65,000	71,040
3.50%, 7/1/43 (a)	79,901	85,279
		156,319
Total U.S. Government Mortgage Backed Agencies (Cost $144,124)		156,319

U.S. Treasury Obligations (55.6%)
U.S. Treasury Bonds
2.75%, 11/15/47 (a)	1,200,000	1,580,625
3.00%, 2/15/48	140,000	192,981
2.25%, 8/15/49	175,000	211,695
2.38%, 11/15/49	160,000	198,925
2.00%, 2/15/50	200,000	231,688

U.S. Treasury Notes
2.13%, 5/31/21 (a)	6,000,000	6,134,532
1.75%, 7/31/21 (a)	900,000	918,105
1.13%, 2/28/22	7,200,000	7,323,751
2.38%, 1/31/23 (a)	805,000	851,979
2.63%, 2/28/23 (a)	460,000	490,834
2.88%, 11/30/23 (a)	3,000,000	3,276,094
1.75%, 7/31/24 (a)	1,500,000	1,588,828

Security Description	Shares or Principal Amount	Value
1.25%, 8/31/24	$100,000	$103,859
2.50%, 1/31/25 (a)	1,650,000	1,816,160
1.13%, 2/28/25	9,215,000	9,556,964
1.88%, 7/31/26 (a)	2,100,000	2,274,070
1.13%, 2/28/27	375,000	389,473
1.63%, 8/15/29 (a)	2,315,000	2,509,966
1.75%, 11/15/29	590,000	647,709
1.50%, 2/15/30	2,902,000	3,124,184
Total U.S. Treasury Obligations (Cost $41,653,495)		43,422,422

Collateral for Securities Loaned^ (3.6%)
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class , 0.71%(f)	66,017	66,017
Fidelity Investments Money Market Government Portfolio, Class I , 0.32%(f)	802,592	802,592
Fidelity Investments Prime Money Market Portfolio, Class I , 0.60%(f)	32,931	32,931
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 0.85%(f)	459,077	459,077
JPMorgan Prime Money Market Fund, Capital Class , 0.92%(f)	262,697	262,697
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 0.94%(f)	1,181,138	1,181,138
Total Collateral for Securities Loaned (Cost $2,804,452)		2,804,452
Total Investments (Cost $76,505,499) — 99.4%		77,493,233
Other assets in excess of liabilities — 0.6%		442,295
NET ASSETS - 100.00%		$77,935,528

^                            Purchased with cash collateral from securities on loan.

(a)                   All or a portion of this security has been segregated as collateral for derivative instruments.

(b)                   Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund’s Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. As of March 31, 2020, the fair value of these securities was $6,845,293 and amounted to 8.6% of net assets.

(c)                    Variable or Floating-Rate Security. Rate disclosed is as of March 31, 2020.

(d)                   All or a portion of this security is on loan.

(e)                    The rate for certain asset-backed and mortgage backed securities may vary based on factors relating to the pool of assets underlying the security. The rate disclosed is the rate in effect at March 31, 2020.

(f)                     Rate disclosed is the daily yield on March 31, 2020.

bps—Basis points

LIBOR—London InterBank Offered Rate

LIBOR01M—1 Month US Dollar LIBOR, rate disclosed as of March 31, 2020, based on the last reset date of the security

LIBOR03M—3 Month US Dollar LIBOR, rate disclosed as of March 31, 2020, based on the last reset date of the security

LLC—Limited Liability Company

LP—Limited Partnership

MTN—Medium Term Note

REIT—Real Estate Investment Trust

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
2-Year U.S. Treasury Note Future	12	6/30/20	$2,606,647	$2,644,594	$37,947
30-Year U.S. Treasury Bond Future	36	6/19/20	6,290,687	6,446,250	155,563
Ultra Long Term U.S. Treasury Bond Future	17	6/19/20	3,607,997	3,771,875	163,878
					$357,388

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
10-Year U.S. Treasury Note Future	18	6/19/20	2,393,933	2,496,375	(102,442)
10-Year U.S. Treasury Note Future	63	6/19/20	9,517,768	9,829,969	(312,201)
5-Year U.S. Treasury Note Future	35	6/30/20	4,376,996	4,387,578	(10,582)
					$(425,225)

	Total unrealized appreciation				$357,388
	Total unrealized depreciation				(425,225)
	Total net unrealized appreciation (depreciation)				$(67,837)

Victory Portfolios	Schedule of Portfolio Investments
Victory RS Small Cap Growth Fund	March 31, 2020
(Unaudited)

Security Description	Shares	Value
Common Stocks (99.1%)
Biotechnology (16.9%):
Aimmune Therapeutics, Inc.(a)(b)	885,580	$12,770,064
Amicus Therapeutics, Inc.(a)	2,167,655	20,029,131
Apellis Pharmaceuticals, Inc.(a)	672,530	18,017,079
Arena Pharmaceuticals, Inc.(a)	380,950	15,999,900
Ascendis Pharma A/S, ADR(a)	152,530	17,176,403
bluebird bio, Inc.(a)(b)	353,339	16,239,460
Blueprint Medicines Corp.(a)	308,568	18,045,056
Celyad SA, ADR(a)(b)(c)	433,911	3,171,889
Constellation Pharmaceuticals, Inc.(a)(b)	300,190	9,434,972
CytomX Therapeutics, Inc.(a)	1,247,010	9,564,567
Epizyme, Inc.(a)(b)	1,096,790	17,011,213
Equillium, Inc.(a)(c)	813,750	2,205,263
Fate Therapeutics, Inc.(a)(b)	1,170,220	25,990,585
Gossamer Bio, Inc.(a)(b)	652,750	6,625,413
Immunomedics, Inc.(a)	974,500	13,136,260
Iovance Biotherapeutics, Inc.(a)(b)	964,955	28,885,927
Kura Oncology, Inc.(a)	1,087,190	10,817,541
Mirati Therapeutics, Inc.(a)(b)	206,500	15,873,655
Myovant Sciences Ltd.(a)(b)	1,187,860	8,968,343
Sage Therapeutics, Inc.(a)	232,660	6,681,995
Twist Bioscience Corp.(a)(b)	305,420	9,339,744
		285,984,460
Communication Services (3.2%):
Bandwidth, Inc., Class A(a)	652,400	43,899,996
Cardlytics, Inc.(a)	166,570	5,823,287
QuinStreet, Inc.(a)(b)	565,110	4,549,136
		54,272,419
Consumer Discretionary (8.7%):
Arco Platform Ltd., Class A(a)(b)	725,700	30,668,082
Eldorado Resorts, Inc.(a)(b)	579,230	8,340,912
Frontdoor, Inc.(a)	430,930	14,987,745
Monro, Inc.(b)	297,850	13,048,809
Planet Fitness, Inc., Class A(a)	385,060	18,752,422
Regis Corp.(a)(b)	806,510	4,766,474
Skyline Champion Corp.(a)	386,880	6,066,278
Strategic Education, Inc.	274,840	38,411,639
Wingstop, Inc.(b)	116,520	9,286,644
		144,329,005
Consumer Staples (4.9%):
BellRing Brands, Inc., Class A(a)	1,452,710	24,768,706
BJ’s Wholesale Club Holdings, Inc.(a)	311,460	7,932,886
elf Beauty, Inc.(a)	1,101,330	10,837,087
Hostess Brands, Inc.(a)	2,314,490	24,672,464
The Simply Good Foods Co.(a)(b)	740,370	14,259,526
		82,470,669
Electronic Equipment, Instruments & Components (2.3%):
Itron, Inc.(a)	458,130	25,577,398
Littelfuse, Inc.	98,266	13,110,650
		38,688,048
Energy (0.1%):
Newpark Resources, Inc.(a)(b)	1,085,500	973,694

Financials (6.3%):
eHealth, Inc.(a)(b)	223,070	31,412,717

Security Description	Shares	Value
Essent Group Ltd.	686,020	$18,069,767
FirstCash, Inc., Class A(b)	256,580	18,407,049
LendingTree, Inc.(a)(b)	65,210	11,958,862
Walker & Dunlop, Inc.	276,990	11,154,387
Western Alliance Bancorp	496,320	15,192,355
		106,195,137
Health Care Equipment & Supplies (6.0%):
CryoPort, Inc.(a)(b)	898,000	15,328,860
iRhythm Technologies, Inc.(a)(b)	299,530	24,366,766
Masimo Corp.(a)	138,260	24,488,611
Nevro Corp.(a)	240,010	23,996,200
Silk Road Medical, Inc.(a)(b)	436,530	13,741,964
		101,922,401
Health Care Providers & Services (4.4%):
Hanger, Inc.(a)(b)	901,930	14,052,069
HealthEquity, Inc.(a)	341,440	17,273,450
LHC Group, Inc.(a)	306,840	43,018,968
		74,344,487
Health Care Technology (3.5%):
Health Catalyst, Inc.(a)(b)	663,800	17,358,370
Inspire Medical System, Inc.(a)	372,200	22,436,216
Teladoc Health, Inc.(a)(b)	125,470	19,449,105
		59,243,691
Industrials (16.0%):
Armstrong World Industries, Inc.	210,960	16,754,443
Axon Enterprise, Inc.(a)(b)	379,130	26,831,030
Azul SA, ADR(a)(b)	860,720	8,770,737
ESCO Technologies, Inc.	278,790	21,162,949
Evoqua Water Technologies Corp.(a)	1,075,650	12,058,037
FTI Consulting, Inc.(a)(b)	293,100	35,104,587
Generac Holdings, Inc.(a)	236,420	22,027,251
Mercury Systems, Inc.(a)	442,910	31,597,200
Simpson Manufacturing Co., Inc.	250,980	15,555,740
SiteOne Landscape Supply, Inc.(a)(b)	369,690	27,216,578
Trex Co., Inc.(a)(b)	278,400	22,310,977
Watts Water Technologies, Inc., Class A	356,230	30,154,869
		269,544,398
IT Services (5.4%):
Evo Payments, Inc., Class A(a)	1,422,830	21,769,299
LiveRamp Holdings, Inc.(a)	589,020	19,390,538
Wix.com Ltd.(a)	324,460	32,712,057
WNS Holdings Ltd., ADR(a)	417,467	17,942,732
		91,814,626
Pharmaceuticals (1.2%):
Assembly Biosciences, Inc.(a)	470,570	6,978,553
GW Pharmaceuticals PLC, ADR(a)(b)	143,907	12,601,936
		19,580,489
Semiconductors & Semiconductor Equipment (8.6%):
Advanced Energy Industries, Inc.(a)(b)	596,740	28,935,922
Cabot Microelectronics Corp.	231,400	26,411,996
Inphi Corp.(a)(b)	98,740	7,817,246
Lattice Semiconductor Corp.(a)	1,580,230	28,159,699
MACOM Technology Solutions Holdings, Inc.(a)	866,100	16,395,273
Monolithic Power Systems, Inc.	57,961	9,706,149

Security Description	Shares	Value
Silicon Laboratories, Inc.(a)	325,660	$27,814,621
		145,240,906
Software (11.6%):
ACI Worldwide, Inc.(a)(b)	1,074,680	25,953,522
Avaya Holdings Corp.(a)(b)	1,919,270	15,526,894
Cornerstone OnDemand, Inc.(a)	550,102	17,465,739
Envestnet, Inc.(a)	252,696	13,589,991
Everbridge, Inc.(a)(b)	464,200	49,372,312
Five9, Inc.(a)(b)	175,620	13,427,905
Q2 Holdings, Inc.(a)	303,650	17,933,569
Varonis Systems, Inc.(a)(b)	670,860	42,713,656
		195,983,588
Total Common Stocks (Cost $1,775,131,136)		1,670,588,018

Collateral for Securities Loaned^ (11.8%)
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 0.71%(d)	4,671,641	4,671,641
Fidelity Investments Money Market Government Portfolio, Class I, 0.32%(d)	56,795,241	56,795,241
Fidelity Investments Prime Money Market Portfolio, Class I, 0.60%(d)	2,330,369	2,330,369
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 0.85%(d)	32,486,479	32,486,479
JPMorgan Prime Money Market Fund, Capital Class, 0.92%(d)	18,589,693	18,589,693
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 0.94%(d)	83,582,888	83,582,888
Total Collateral for Securities Loaned (Cost $198,456,311)		198,456,311
Total Investments (Cost $1,973,587,447) — 110.9%		1,869,044,329
Liabilities in excess of other assets — (10.9)%		(183,638,611)
NET ASSETS - 100.00%		$1,685,405,718

^                            Purchased with cash collateral from securities on loan.

(a)                   Non-income producing security.

(b)                   All or a portion of this security is on loan.

(c)                    The Fund’s Adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees.  As of March 31, 2020, illiquid securities were 0.3% of the Fund’s net assets.

(d)                   Rate disclosed is the daily yield on March 31, 2020.

ADR—American Depositary Receipt

PLC—Public Limited Company

Victory Portfolios	Schedule of Portfolio Investments
Victory RS Select Growth Fund	March 31, 2020
(Unaudited)

Security Description	Shares	Value
Common Stocks (98.3%)
Biotechnology (7.0%):
Exact Sciences Corp.(a)	60,440	$3,505,520
Ligand Pharmaceuticals, Inc.(a)(b)	42,350	3,079,692
Neurocrine Biosciences, Inc.(a)	56,390	4,880,555
		11,465,767
Communication Services (2.3%):
Boingo Wireless, Inc.(a)(b)	215,010	2,281,256
Live Nation Entertainment, Inc.(a)	31,460	1,430,172
		3,711,428
Communications Equipment (0.8%):
Viavi Solutions, Inc.(a)	117,070	1,312,355

Consumer Discretionary (11.3%):
Bright Horizons Family Solutions, Inc.(a)	31,130	3,175,260
Burlington Stores, Inc.(a)	17,500	2,773,050
Churchill Downs, Inc.	16,380	1,686,321
Frontdoor, Inc.(a)	46,620	1,621,444
Planet Fitness, Inc., Class A(a)	43,090	2,098,483
Pool Corp.	10,520	2,070,020
Strategic Education, Inc.	26,990	3,772,122
Wingstop, Inc.(b)	15,570	1,240,929
		18,437,629
Consumer Staples (3.4%):
Hostess Brands, Inc.(a)	294,260	3,136,812
Nomad Foods Ltd.(a)	137,470	2,551,443
		5,688,255
Electronic Equipment, Instruments & Components (0.8%):
Littelfuse, Inc.	9,491	1,266,289

Financials (1.9%):
LendingTree, Inc.(a)(b)	10,220	1,874,246
Western Alliance Bancorp	44,060	1,348,677
		3,222,923
Health Care Equipment & Supplies (8.4%):
Insulet Corp.(a)	18,530	3,070,050
Masimo Corp.(a)	23,670	4,192,430
The Cooper Cos., Inc.	14,470	3,988,945
West Pharmaceutical Services, Inc.	17,136	2,608,956
		13,860,381
Health Care Providers & Services (5.0%):
Encompass Health Corp.	40,840	2,614,985
HealthEquity, Inc.(a)	40,670	2,057,495
LHC Group, Inc.(a)(b)	25,340	3,552,669
		8,225,149
Health Care Technology (3.4%):
Teladoc Health, Inc.(a)(b)	13,030	2,019,780
Veeva Systems, Inc., Class A(a)	23,360	3,652,804
		5,672,584
Industrials (16.6%):
Alamo Group, Inc.	20,150	1,788,917
Armstrong World Industries, Inc.	26,910	2,137,192
Azul SA, ADR(a)(b)	115,270	1,174,601
FTI Consulting, Inc.(a)	31,480	3,770,360

Security Description	Shares	Value
Generac Holdings, Inc.(a)	31,690	$2,952,557
HEICO Corp., Class A	23,613	1,508,871
IDEX Corp.	12,530	1,730,518
Mercury Systems, Inc.(a)	58,360	4,163,402
MSA Safety, Inc.	28,450	2,879,140
SiteOne Landscape Supply, Inc.(a)	36,820	2,710,688
Trex Co., Inc.(a)(b)	34,240	2,743,994
		27,560,240
IT Services (7.3%):
Black Knight, Inc.(a)	74,069	4,300,446
Euronet Worldwide, Inc.(a)	30,172	2,586,344
GoDaddy, Inc., Class A(a)	43,387	2,477,832
Jack Henry & Associates, Inc.	17,410	2,702,728
		12,067,350
Pharmaceuticals (4.2%):
GW Pharmaceuticals PLC, ADR(a)(b)	22,340	1,956,314
Horizon Therapeutics PLC(a)	165,470	4,901,221
		6,857,535
Semiconductors & Semiconductor Equipment (6.9%):
Entegris, Inc.	46,840	2,097,027
Lattice Semiconductor Corp.(a)	91,230	1,625,719
MKS Instruments, Inc.	28,680	2,335,986
Monolithic Power Systems, Inc.	19,275	3,227,791
Silicon Laboratories, Inc.(a)	23,860	2,037,883
		11,324,406
Software (19.0%):
ACI Worldwide, Inc.(a)(b)	115,850	2,797,778
Coupa Software, Inc.(a)(b)	25,300	3,535,169
DocuSign, Inc.(a)	54,590	5,044,115
Fair Isaac Corp.(a)	10,400	3,199,976
Paycom Software, Inc.(a)	12,655	2,556,437
Proofpoint, Inc.(a)	23,110	2,370,855
RingCentral, Inc., Class A(a)	45,580	9,658,857
Zendesk, Inc.(a)(b)	31,220	1,998,392
		31,161,579
Total Common Stocks (Cost $144,382,238)		161,833,870

Collateral for Securities Loaned^ (7.4%)
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 0.71%(c)	287,249	287,249
Fidelity Investments Money Market Government Portfolio, Class I, 0.32%(c)	3,492,205	3,492,205
Fidelity Investments Prime Money Market Portfolio, Class I, 0.60%(c)	143,289	143,289
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 0.85%(c)	1,997,517	1,997,517
JPMorgan Prime Money Market Fund, Capital Class, 0.92%(c)	1,143,036	1,143,036

Security Description	Shares	Value
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 0.94%(c)	5,139,314	$5,139,314
Total Collateral for Securities Loaned (Cost $12,202,610)		12,202,610
Total Investments (Cost $156,584,848) — 105.7%		174,036,480
Liabilities in excess of other assets — (5.7)%		(9,459,331)
NET ASSETS - 100.00%		$164,577,149

^         Purchased with cash collateral from securities on loan.

(a)      Non-income producing security.

(b)      All or a portion of this security is on loan.

(c)       Rate disclosed is the daily yield on March 31, 2020.

ADR—American Depositary Receipt

PLC—Public Limited Company

Victory Portfolios	Schedule of Portfolio Investments
Victory RS Mid Cap Growth Fund	March 31, 2020
(Unaudited)

Security Description	Shares	Value
Common Stocks (99.3%)
Communication Services (5.2%):
Live Nation Entertainment, Inc.(a)	131,560	$5,980,718
Take-Two Interactive Software, Inc.(a)	72,570	8,607,527
Twitter, Inc.(a)	295,950	7,268,532
		21,856,777
Consumer Discretionary (12.2%):
Bright Horizons Family Solutions, Inc.(a)	19,910	2,030,820
Burlington Stores, Inc.(a)	34,780	5,511,239
Chipotle Mexican Grill, Inc.(a)	1,830	1,197,552
Dollar General Corp.	75,340	11,377,093
Eldorado Resorts, Inc.(a)(b)	73,780	1,062,432
Grand Canyon Education, Inc.(a)(b)	53,210	4,059,125
Hasbro, Inc.	83,050	5,942,228
Hilton Worldwide Holdings, Inc.	54,010	3,685,642
Lululemon Athletica, Inc.(a)	13,050	2,473,628
O’Reilly Automotive, Inc.(a)	17,960	5,406,858
Planet Fitness, Inc., Class A(a)	57,810	2,815,347
Pool Corp.	27,970	5,503,657
		51,065,621
Consumer Staples (3.6%):
Church & Dwight Co., Inc.	155,190	9,960,094
Post Holdings, Inc.(a)	61,990	5,143,310
		15,103,404
Electronic Equipment, Instruments & Components (3.4%):
Amphenol Corp., Class A	58,450	4,259,836
Keysight Technologies, Inc.(a)	51,560	4,314,541
Trimble, Inc.(a)	184,190	5,862,768
		14,437,145
Financials (2.3%):
LendingTree, Inc.(a)(b)	13,800	2,530,782
MSCI, Inc.	24,900	7,195,104
		9,725,886
Health Care (17.7%):
10X Genomics, Inc., Class A(a)(b)	35,580	2,217,346
Apellis Pharmaceuticals, Inc.(a)(b)	56,710	1,519,261
Ascendis Pharma A/S, ADR(a)	11,520	1,297,267
bluebird bio, Inc.(a)(b)	47,780	2,195,969
Centene Corp.(a)	94,691	5,625,592
Dexcom, Inc.(a)	32,470	8,743,196
Encompass Health Corp.	93,130	5,963,114
Fate Therapeutics, Inc.(a)(b)	86,370	1,918,278
GW Pharmaceuticals PLC, ADR(a)(b)	28,520	2,497,496
Horizon Therapeutics PLC(a)	71,380	2,114,276
Insulet Corp.(a)	36,570	6,058,918
IQVIA Holdings, Inc.(a)	60,710	6,548,180
Masimo Corp.(a)	29,910	5,297,659
Neurocrine Biosciences, Inc.(a)	27,150	2,349,832
Sage Therapeutics, Inc.(a)	47,910	1,375,975
The Cooper Cos., Inc.	29,050	8,008,214
Veeva Systems, Inc., Class A(a)	34,400	5,379,128
West Pharmaceutical Services, Inc.	31,800	4,841,550
		73,951,251
Industrials (16.2%):
AMETEK, Inc.	53,140	3,827,143

Security Description	Shares	Value
CoStar Group, Inc.(a)	6,460	$3,793,377
FTI Consulting, Inc.(a)	41,440	4,963,269
Generac Holdings, Inc.(a)	72,900	6,792,093
HEICO Corp., Class A	61,260	3,914,514
IDEX Corp.	34,600	4,778,606
IHS Markit Ltd.	75,290	4,517,400
L3Harris Technologies, Inc.	60,560	10,908,067
Old Dominion Freight Line, Inc.	12,600	1,653,876
Trane Technologies PLC	88,660	7,322,429
TransUnion	77,260	5,113,066
Trex Co., Inc.(a)(b)	35,900	2,877,026
Verisk Analytics, Inc., Class A	35,550	4,954,959
Xylem, Inc.	43,850	2,855,951
		68,271,776
IT Services (15.1%):
Black Knight, Inc.(a)	92,374	5,363,234
Euronet Worldwide, Inc.(a)	77,181	6,615,955
Fiserv, Inc.(a)	113,910	10,820,311
Global Payments, Inc.	83,103	11,985,946
GoDaddy, Inc., Class A(a)	95,900	5,476,849
Jack Henry & Associates, Inc.	44,530	6,912,837
Okta, Inc.(a)(b)	34,210	4,182,515
Twilio, Inc., Class A(a)(b)	67,520	6,042,365
Wix.com Ltd.(a)	58,540	5,902,003
		63,302,015
Semiconductors & Semiconductor Equipment (7.5%):
Advanced Micro Devices, Inc.(a)	138,310	6,290,339
Lam Research Corp.	32,870	7,888,800
Marvell Technology Group Ltd.	268,490	6,075,929
Microchip Technology, Inc.(b)	76,790	5,206,362
Monolithic Power Systems, Inc.	36,090	6,043,631
		31,505,061
Software (16.1%):
DocuSign, Inc.(a)	106,190	9,811,957
Dropbox, Inc., Class A(a)	424,950	7,691,595
Fair Isaac Corp.(a)	23,980	7,378,406
Paycom Software, Inc.(a)	17,740	3,583,657
Proofpoint, Inc.(a)	64,870	6,655,013
RingCentral, Inc., Class A(a)	101,990	21,612,702
Synopsys, Inc.(a)	45,360	5,841,914
Zendesk, Inc.(a)	67,090	4,294,431
		66,869,675
Total Common Stocks (Cost $419,041,544)		416,088,611

Collateral for Securities Loaned^ (4.7%)
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 0.71%(c)	466,455	466,455
Fidelity Investments Money Market Government Portfolio, Class I, 0.32%(c)	5,670,897	5,670,897
Fidelity Investments Prime Money Market Portfolio, Class I, 0.60%(c)	232,683	232,683
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 0.85%(c)	3,243,713	3,243,713

Security Description	Shares	Value
JPMorgan Prime Money Market Fund, Capital Class, 0.92%(c)	1,856,146	$1,856,146
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 0.94%(c)	8,345,593	8,345,593
Total Collateral for Securities Loaned (Cost $19,815,487)		19,815,487
Total Investments (Cost $438,857,031) — 104.0%		435,904,098
Liabilities in excess of other assets — (4.0)%		(16,910,534)
NET ASSETS - 100.00%		$418,993,564

^         Purchased with cash collateral from securities on loan.

(a)      Non-income producing security.

(b)      All or a portion of this security is on loan.

(c)       Rate disclosed is the daily yield on March 31, 2020.

ADR—American Depositary Receipt

PLC—Public Limited Company

Victory Portfolios	Schedule of Portfolio Investments
Victory RS Growth Fund	March 31, 2020
(Unaudited)

Security Description	Shares	Value
Common Stocks (99.2%)
Communication Services (11.1%):
Activision Blizzard, Inc.	65,120	$3,873,338
Alphabet, Inc., Class C(a)	8,561	9,954,816
Facebook, Inc., Class A(a)	19,480	3,249,264
Netflix, Inc.(a)	8,220	3,086,610
Twitter, Inc.(a)	119,540	2,935,902
		23,099,930
Consumer Discretionary (16.1%):
Amazon.com, Inc.(a)	6,790	13,238,599
Chipotle Mexican Grill, Inc.(a)	2,060	1,348,064
Hilton Worldwide Holdings, Inc.	18,290	1,248,110
Nike, Inc., Class B	60,090	4,971,847
Target Corp.	26,310	2,446,041
Tesla, Inc.(a)(b)	5,080	2,661,920
The Home Depot, Inc.	16,545	3,089,117
The TJX Cos., Inc.	89,900	4,298,119
		33,301,817
Consumer Staples (2.5%):
Church & Dwight Co., Inc.	53,100	3,407,958
Constellation Brands, Inc., Class A	13,380	1,918,157
		5,326,115
Electronic Equipment, Instruments & Components (1.0%):
Amphenol Corp., Class A	28,620	2,085,826

Health Care (15.8%):
bluebird bio, Inc.(a)(b)	30,710	1,411,432
Bristol-Myers Squibb Co.	90,790	5,060,635
Eli Lilly & Co.	16,020	2,222,294
IQVIA Holdings, Inc.(a)	28,630	3,088,032
Masimo Corp.(a)	13,600	2,408,832
Merck & Co., Inc.	66,160	5,090,350
Sage Therapeutics, Inc.(a)	23,760	682,387
The Cooper Cos., Inc.	9,150	2,522,381
UnitedHealth Group, Inc.	18,640	4,648,443
Vertex Pharmaceuticals, Inc.(a)	14,970	3,562,111
West Pharmaceutical Services, Inc.	15,380	2,341,605
		33,038,502
Industrials (10.5%):
FTI Consulting, Inc.(a)(b)	24,580	2,943,947
IHS Markit Ltd.	45,840	2,750,400
L3Harris Technologies, Inc.	32,140	5,789,057
Old Dominion Freight Line, Inc.	7,700	1,010,702
Roper Technologies, Inc.	10,820	3,373,784
Trane Technologies PLC	50,410	4,163,362
Xylem, Inc.	29,330	1,910,263
		21,941,515
IT Services (11.2%):
Euronet Worldwide, Inc.(a)	40,570	3,477,660
Fiserv, Inc.(a)	44,550	4,231,805
PayPal Holdings, Inc.(a)	32,580	3,119,209
Twilio, Inc., Class A(a)(b)	40,190	3,596,603
Visa, Inc., Class A	54,677	8,809,557
		23,234,834

Security Description	Shares	Value
Semiconductors & Semiconductor Equipment (8.0%):
Broadcom, Inc.	5,970	$1,415,487
Lam Research Corp.	11,830	2,839,200
Marvell Technology Group Ltd.	107,710	2,437,477
Microchip Technology, Inc.(b)	24,250	1,644,150
NVIDIA Corp.	21,190	5,585,684
STMicroelectronics NV, NYS	123,280	2,634,494
		16,556,492
Software (16.9%):
Fair Isaac Corp.(a)	12,420	3,821,510
Microsoft Corp.	126,330	19,923,504
RingCentral, Inc., Class A(a)	25,910	5,490,588
Salesforce.com, Inc.(a)	15,650	2,253,287
ServiceNow, Inc.(a)	3,480	997,298
Workday, Inc., Class A(a)(b)	19,270	2,509,339
		34,995,526
Technology Hardware, Storage & Peripherals (6.1%):
Apple, Inc.	49,897	12,688,308

Total Common Stocks (Cost $177,931,953)		206,268,865

Collateral for Securities Loaned^ (3.7%)
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 0.71%(c)	182,057	182,057
Fidelity Investments Money Market Government Portfolio, Class I, 0.32%(c)	2,213,348	2,213,348
Fidelity Investments Prime Money Market Portfolio, Class I, 0.60%(c)	90,816	90,816
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 0.85%(c)	1,266,019	1,266,019
JPMorgan Prime Money Market Fund, Capital Class, 0.92%(c)	724,452	724,452
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 0.94%(c)	3,257,280	3,257,280
Total Collateral for Securities Loaned (Cost $7,733,972)		7,733,972

Total Investments (Cost $185,665,925) — 102.9%		214,002,837

Liabilities in excess of other assets — (2.9)%		(5,982,445)

NET ASSETS - 100.00%		$208,020,392

^	Purchased with cash collateral from securities on loan.
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Rate disclosed is the daily yield on March 31, 2020.

NYS—New York Registered Shares

PLC—Public Limited Company

Victory Portfolios	Schedule of Portfolio Investments
Victory RS Science and Technology Fund	March 31, 2020
(Unaudited)

Security Description	Shares	Value
Common Stocks (97.6%)
Biotechnology (25.9%):
Adverum Biotechnologies, Inc.(a)(b)	145,740	$1,423,880
Aimmune Therapeutics, Inc.(a)(b)	86,610	1,248,916
Albireo Pharma, Inc.(a)	25,440	416,453
Allakos, Inc.(a)(b)	14,120	628,199
Amicus Therapeutics, Inc.(a)	78,070	721,367
Apellis Pharmaceuticals, Inc.(a)	78,223	2,095,594
Arena Pharmaceuticals, Inc.(a)	21,260	892,920
Ascendis Pharma A/S, ADR(a)	14,250	1,604,693
Athenex, Inc.(a)(b)	47,440	367,186
Atreca, Inc., Class A(a)(b)	44,415	735,068
Autolus Therapeutics PLC, ADR(a)	61,200	366,588
Avrobio, Inc.(a)	71,030	1,105,227
Beam Therapeutics, Inc.(a)(b)	38,520	693,360
BeiGene Ltd., ADR(a)(b)	6,980	859,308
Bicycle Therapeutics PLC, ADR(a)(b)(c)	86,400	1,295,136
bluebird bio, Inc.(a)(b)	84,990	3,906,139
Blueprint Medicines Corp.(a)	29,960	1,752,061
Botanix Pharmaceuticals Ltd.(a)	6,100,441	86,277
Bridgebio Pharma, Inc.(a)(b)	43,800	1,270,200
Celyad SA, ADR(a)(c)	52,920	386,845
Centogene NV(a)(c)	53,520	1,070,400
Constellation Pharmaceuticals, Inc.(a)	31,120	978,102
Crinetics Pharmaceuticals, Inc.(a)(b)	33,888	498,154
CytomX Therapeutics, Inc.(a)	135,490	1,039,208
Dermtech, Inc.(a)	307,693	3,461,540
Editas Medicine, Inc.(a)(b)	30,450	603,824
Eidos Therapeutics, Inc.(a)(b)	28,570	1,399,644
Epizyme, Inc.(a)	74,170	1,150,377
Equillium, Inc.(a)(c)	222,910	604,086
Evelo Biosciences, Inc.(a)(b)	27,769	104,273
Exact Sciences Corp.(a)	22,690	1,316,020
Fate Therapeutics, Inc.(a)(b)	196,290	4,359,600
Gossamer Bio, Inc.(a)	62,340	632,751
Gritstone Oncology, Inc.(a)(b)	132,188	769,334
Homology Medicines, Inc.(a)(b)	56,730	881,584
Immunomedics, Inc.(a)	41,680	561,846
Invitae Corp.(a)(b)	59,515	813,570
Iovance Biotherapeutics, Inc.(a)	70,350	2,105,927
KalVista Pharmaceuticals, Inc.(a)	56,833	434,772
Kezar Life Sciences, Inc.(a)(b)	252,546	1,101,101
Kura Oncology, Inc.(a)	157,890	1,571,006
MacroGenics, Inc.(a)(b)	48,150	280,233
Matinas BioPharma Holdings, Inc.(a)(b)	753,610	452,317
Mirati Therapeutics, Inc.(a)	15,540	1,194,560
Myovant Sciences Ltd.(a)(b)	98,370	742,694
Neurocrine Biosciences, Inc.(a)	6,860	593,733
Passage Bio, Inc.(a)	21,760	342,720
Precision BioSciences, Inc.(a)(b)	120,300	725,409
RAPT Therapeutics, Inc.(a)(b)	22,290	474,108
Replimune Group, Inc.(a)	79,960	797,201
REVOLUTION Medicines, Inc.(a)(b)	10,550	231,151
Sage Therapeutics, Inc.(a)	22,210	637,871
Scholar Rock Holding Corp.(a)(b)	52,670	637,834
SpringWorks Therapeutics, Inc.(a)(b)	25,680	693,360
Stoke Therapeutics, Inc.(a)	28,560	654,024
Surface Oncology, Inc.(a)	346,580	648,105
Turning Point Therapeutics, Inc.(a)	17,500	781,550
Twist Bioscience Corp.(a)(b)	59,460	1,818,287

Security Description	Shares	Value
Zymeworks, Inc.(a)	46,970	$1,666,026
		60,683,719
Communication Services (6.0%):
Boingo Wireless, Inc.(a)(b)	280,870	2,980,031
Facebook, Inc., Class A(a)	26,440	4,410,192
Match Group, Inc.(a)(b)	38,760	2,559,710
Take-Two Interactive Software, Inc.(a)	20,270	2,404,225
Twitter, Inc.(a)	68,030	1,670,817
		14,024,975
Communications Equipment (2.4%):
Lumentum Holdings, Inc.(a)	45,570	3,358,509
Viavi Solutions, Inc.(a)	200,980	2,252,986
		5,611,495
Consumer Discretionary (3.8%):
Amazon.com, Inc.(a)	3,500	6,824,020
Arco Platform Ltd., Class A(a)(b)	49,910	2,109,197
		8,933,217
Electronic Equipment, Instruments & Components (3.8%):
Airgain, Inc.(a)	92,078	680,456
Dolby Laboratories, Inc., Class A	29,570	1,602,990
Fabrinet(a)	56,250	3,069,000
Keysight Technologies, Inc.(a)	23,780	1,989,910
Rogers Corp.(a)	17,990	1,698,616
		9,040,972
Financials (0.5%):
LendingTree, Inc.(a)(b)	6,330	1,160,859

Health Care Equipment & Supplies (1.4%):
CryoPort, Inc.(a)(b)	166,733	2,846,132
Quotient Ltd.(a)(b)	121,440	479,688
		3,325,820
Health Care Providers & Services (0.6%):
Exagen, Inc.(a)(b)	82,062	1,308,068

Health Care Technology (1.3%):
Icad, Inc.(a)	20,010	146,873
Veeva Systems, Inc., Class A(a)	18,040	2,820,915
		2,967,788
IT Services (8.5%):
Euronet Worldwide, Inc.(a)	26,580	2,278,438
Global Payments, Inc.	15,680	2,261,526
GoDaddy, Inc., Class A(a)	44,870	2,562,526
Twilio, Inc., Class A(a)(b)	41,150	3,682,514
Visa, Inc., Class A	29,550	4,761,095
Wix.com Ltd.(a)	45,790	4,616,548
		20,162,647
Life Sciences Tools & Services (2.5%):
10X Genomics, Inc., Class A(a)(b)	28,220	1,758,670
Adaptive Biotechnologies Corp.(a)(b)	24,980	693,944
Illumina, Inc.(a)	7,260	1,982,852
NeoGenomics, Inc.(a)	50,820	1,403,140
		5,838,606
Pharmaceuticals (1.6%):
Assembly Biosciences, Inc.(a)	92,280	1,368,512

Security Description	Shares	Value
GW Pharmaceuticals PLC, ADR(a)(b)	17,020	$1,490,441
Kaleido Biosciences, Inc.(a)(b)	46,960	288,804
MyoKardia, Inc.(a)(b)	13,920	652,570
		3,800,327
Semiconductors & Semiconductor Equipment (14.0%):
Cohu, Inc.	213,740	2,646,101
Inphi Corp.(a)	17,680	1,399,726
Lam Research Corp.	18,220	4,372,799
Lattice Semiconductor Corp.(a)	184,760	3,292,423
MACOM Technology Solutions Holdings, Inc.(a)(b)	227,830	4,312,822
Marvell Technology Group Ltd.	123,560	2,796,163
MKS Instruments, Inc.(b)	34,530	2,812,469
Monolithic Power Systems, Inc.	19,530	3,270,494
NVIDIA Corp.	14,580	3,843,288
STMicroelectronics NV, NYS(b)	159,830	3,415,567
Ultra Clean Holdings, Inc.(a)	62,280	859,464
		33,021,316
Software (25.3%):
Avaya Holdings Corp.(a)(b)	172,460	1,395,201
Cornerstone OnDemand, Inc.(a)	81,600	2,590,800
Coupa Software, Inc.(a)	24,860	3,473,688
DocuSign, Inc.(a)	52,040	4,808,496
Domo, Inc., Class B(a)	105,370	1,047,378
Dropbox, Inc., Class A(a)	145,070	2,625,767
Fair Isaac Corp.(a)	7,560	2,326,136
Microsoft Corp.	75,810	11,955,995
Paycom Software, Inc.(a)	13,740	2,775,617
Proofpoint, Inc.(a)	28,029	2,875,495
RingCentral, Inc., Class A(a)(b)	64,060	13,574,955
ServiceNow, Inc.(a)	18,370	5,264,475
Varonis Systems, Inc.(a)	40,500	2,578,635
Zendesk, Inc.(a)	36,120	2,312,041
		59,604,679
Total Common Stocks (Cost $204,837,973)		229,484,488

Collateral for Securities Loaned^ (15.0%)
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 0.71%(d)	831,552	831,552
Fidelity Investments Money Market Government Portfolio, Class I, 0.32%(d)	10,109,539	10,109,539
Fidelity Investments Prime Money Market Portfolio, Class I, 0.60%(d)	414,805	414,805
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 0.85%(d)	5,782,585	5,782,585
JPMorgan Prime Money Market Fund, Capital Class, 0.92%(d)	3,308,961	3,308,961
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 0.94%(d)	14,877,734	14,877,734
Total Collateral for Securities Loaned (Cost $35,325,176)		35,325,176

Total Investments (Cost $240,163,149) — 112.6%		264,809,664

Liabilities in excess of other assets — (12.6)%		(29,728,316)

NET ASSETS - 100.00%		$235,081,348

^	Purchased with cash collateral from securities on loan.
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.

(c)	The Fund’s Adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. As of March 31, 2020, illiquid securities were 1.4% of the Fund’s net assets.
(d)	Rate disclosed is the daily yield on March 31, 2020.

ADR—American Depositary Receipt

NYS—New York Registered Shares

PLC—Public Limited Company

Victory Portfolios	Schedule of Portfolio Investments
Victory RS Small Cap Equity Fund	March 31, 2020
(Unaudited)

Security Description	Shares	Value
Common Stocks (98.7%)
Biotechnology (16.9%):
Aimmune Therapeutics, Inc.(a)(b)	26,720	$385,302
Amicus Therapeutics, Inc.(a)	65,874	608,676
Apellis Pharmaceuticals, Inc.(a)	20,380	545,980
Arena Pharmaceuticals, Inc.(a)	11,490	482,580
Ascendis Pharma A/S, ADR(a)	4,580	515,754
bluebird bio, Inc.(a)(b)	10,707	492,094
Blueprint Medicines Corp.(a)	9,348	546,671
Celyad SA, ADR(a)(c)	12,016	87,837
Constellation Pharmaceuticals, Inc.(a)	9,100	286,013
CytomX Therapeutics, Inc.(a)	38,220	293,147
Epizyme, Inc.(a)	33,240	515,552
Equillium, Inc.(a)(c)	26,698	72,352
Fate Therapeutics, Inc.(a)(b)	35,470	787,788
Gossamer Bio, Inc.(a)	20,290	205,944
Immunomedics, Inc.(a)(b)	29,340	395,503
Iovance Biotherapeutics, Inc.(a)	29,251	875,628
Kura Oncology, Inc.(a)	32,940	327,753
Mirati Therapeutics, Inc.(a)	6,190	475,825
Myovant Sciences Ltd.(a)(b)	35,910	271,121
Sage Therapeutics, Inc.(a)	7,030	201,902
Twist Bioscience Corp.(a)(b)	9,250	282,865
		8,656,287
Communication Services (3.2%):
Bandwidth, Inc., Class A(a)	19,750	1,328,978
Cardlytics, Inc.(a)	5,050	176,548
QuinStreet, Inc.(a)	17,137	137,953
		1,643,479
Consumer Discretionary (8.6%):
Arco Platform Ltd., Class A(a)(b)	22,163	936,608
Eldorado Resorts, Inc.(a)(b)	17,730	255,312
Frontdoor, Inc.(a)	13,070	454,575
Monro, Inc.(b)	9,030	395,604
Planet Fitness, Inc., Class A(a)	11,870	578,069
Regis Corp.(a)	24,280	143,495
Skyline Champion Corp.(a)	11,790	184,867
Strategic Education, Inc.	8,280	1,157,212
Wingstop, Inc.(b)	3,540	282,138
		4,387,880
Consumer Staples (4.9%):
BellRing Brands, Inc., Class A(a)	43,990	750,029
BJ’s Wholesale Club Holdings, Inc.(a)	9,440	240,437
elf Beauty, Inc.(a)	33,340	328,066
Hostess Brands, Inc.(a)	70,440	750,891
The Simply Good Foods Co.(a)(b)	22,440	432,194
		2,501,617
Electronic Equipment, Instruments & Components (2.3%):
Itron, Inc.(a)	13,860	773,803
Littelfuse, Inc.	2,937	391,855
		1,165,658
Energy (0.1%):
Newpark Resources, Inc.(a)(b)	32,940	29,547

Financials (6.3%):
eHealth, Inc.(a)	6,761	952,084

Security Description	Shares	Value
Essent Group Ltd.	20,720	$545,765
FirstCash, Inc., Class A	7,770	557,420
LendingTree, Inc.(a)(b)	1,970	361,278
Walker & Dunlop, Inc.	8,370	337,060
Western Alliance Bancorp	15,030	460,068
		3,213,675
Health Care Equipment & Supplies (6.0%):
CryoPort, Inc.(a)(b)	27,150	463,451
iRhythm Technologies, Inc.(a)	9,200	748,421
Masimo Corp.(a)	4,195	743,018
Nevro Corp.(a)	7,230	722,855
Silk Road Medical, Inc.(a)(b)	13,280	418,054
		3,095,799
Health Care Providers & Services (4.4%):
Hanger, Inc.(a)	27,650	430,787
HealthEquity, Inc.(a)	10,420	527,148
LHC Group, Inc.(a)(b)	9,270	1,299,654
		2,257,589
Health Care Technology (3.5%):
Health Catalyst, Inc.(a)(b)	20,136	526,556
Inspire Medical System, Inc.(a)	11,320	682,370
Teladoc Health, Inc.(a)(b)	3,790	587,488
		1,796,414
Industrials (15.7%):
Armstrong World Industries, Inc.	6,390	507,494
Axon Enterprise, Inc.(a)	11,397	806,566
Azul SA, ADR(a)(b)	26,020	265,144
ESCO Technologies, Inc.	7,730	586,784
Evoqua Water Technologies Corp.(a)	32,630	365,782
FTI Consulting, Inc.(a)	8,880	1,063,558
Generac Holdings, Inc.(a)	7,150	666,166
Mercury Systems, Inc.(a)	13,320	950,248
Simpson Manufacturing Co., Inc.	7,590	470,428
SiteOne Landscape Supply, Inc.(a)	11,190	823,808
Trex Co., Inc.(a)(b)	8,430	675,580
Watts Water Technologies, Inc., Class A	10,820	915,914
		8,097,472
IT Services (5.4%):
Evo Payments, Inc., Class A(a)	43,120	659,736
LiveRamp Holdings, Inc.(a)	17,862	588,017
Wix.com Ltd.(a)	9,820	990,052
WNS Holdings Ltd., ADR(a)	12,648	543,611
		2,781,416
Pharmaceuticals (1.2%):
Assembly Biosciences, Inc.(a)	14,430	213,997
GW Pharmaceuticals PLC, ADR(a)(b)	4,320	378,302
		592,299
Semiconductors & Semiconductor Equipment (8.6%):
Advanced Energy Industries, Inc.(a)	18,130	879,123
Cabot Microelectronics Corp.	7,010	800,121
Inphi Corp.(a)	3,040	240,677
Lattice Semiconductor Corp.(a)	47,850	852,687
MACOM Technology Solutions Holdings, Inc.(a)	26,250	496,913
Monolithic Power Systems, Inc.	1,758	294,395

Security Description	Shares	Value
Silicon Laboratories, Inc.(a)	9,890	$844,705
		4,408,621
Software (11.6%):
ACI Worldwide, Inc.(a)	32,510	785,117
Avaya Holdings Corp.(a)(b)	58,200	470,838
Cornerstone OnDemand, Inc.(a)	16,689	529,876
Envestnet, Inc.(a)	7,650	411,417
Everbridge, Inc.(a)(b)	14,070	1,496,484
Five9, Inc.(a)(b)	5,350	409,061
Q2 Holdings, Inc.(a)	9,200	543,352
Varonis Systems, Inc.(a)(b)	20,350	1,295,685
		5,941,830

Total Common Stocks (Cost $55,422,277)		50,569,583

Collateral for Securities Loaned^ (13.4%)
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 0.71%(d)	162,146	162,146
Fidelity Investments Money Market Government Portfolio, Class I, 0.32%(d)	1,971,291	1,971,291
Fidelity Investments Prime Money Market Portfolio, Class I, 0.60%(d)	80,884	80,884
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 0.85%(d)	1,127,564	1,127,564
JPMorgan Prime Money Market Fund, Capital Class, 0.92%(d)	645,225	645,225
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 0.94%(d)	2,901,056	2,901,056
Total Collateral for Securities Loaned (Cost $6,888,166)		6,888,166

Total Investments (Cost $62,310,443) — 112.1%		57,457,749

Liabilities in excess of other assets — (12.1)%		(6,221,638)

NET ASSETS - 100.00%		$51,236,111

^	Purchased with cash collateral from securities on loan.
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	The Fund’s Adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. As of March 31, 2020, illiquid securities were 0.3% of the Fund’s net assets.
(d)	Rate disclosed is the daily yield on March 31, 2020.

ADR—American Depositary Receipt

PLC—Public Limited Company

Victory Portfolios	Schedule of Portfolio Investments
Victory RS International Fund	March 31, 2020
(Unaudited)

Security Description	Shares	Value
Common Stocks (94.0%)
Australia (4.1%):
Financials (1.0%):
Macquarie Group Ltd.	47,705	$2,539,845

Health Care (0.8%):
CSL Ltd.	10,390	1,882,801

Materials (1.6%):
BHP Group Ltd.	221,838	4,023,124

Real Estate (0.7%):
Scentre Group	1,943,706	1,861,127
		10,306,897
Belgium (0.6%):
Information Technology (0.6%):
Melexis NV	26,693	1,391,769

China (2.3%):
Communication Services (1.5%):
Tencent Holdings Ltd.	74,000	3,657,762

Financials (0.8%):
China Merchants Bank Co. Ltd., Class H	452,500	2,024,447
		5,682,209
Denmark (1.3%):
Consumer Staples (1.3%):
Royal Unibrew A/S	44,003	3,164,110

France (9.4%):
Consumer Discretionary (4.4%):
Cie Generale des Etablissements Michelin SCA	24,573	2,151,631
Faurecia SE	77,467	2,267,736
LVMH Moet Hennessy Louis Vuitton SE	17,348	6,360,655
		10,780,022
Energy (2.0%):
Gaztransport Et Technigaz SA	15,216	1,095,226
TOTAL SA	104,341	3,930,364
		5,025,590
Financials (0.3%):
AXA SA	43,290	732,783

Information Technology (1.3%):
Capgemini SE	39,080	3,264,719

Materials (1.4%):
Arkema SA	51,635	3,524,386
		23,327,500
Germany (6.2%):
Financials (1.5%):
Allianz SE	22,146	3,770,372

Industrials (1.2%):
Siemens AG	18,210	1,524,397
Washtec AG	39,022	1,543,732
		3,068,129
Information Technology (2.1%):
SAP SE	45,353	5,062,178

Security Description	Shares	Value
Real Estate (1.4%):
Vonovia SE	71,703	$3,565,779
		15,466,458
Hong Kong (2.2%):
Financials (1.1%):
AIA Group Ltd.	311,800	2,792,147

Real Estate (1.1%):
CK Asset Holdings Ltd.	502,000	2,723,784
		5,515,931
Ireland (1.4%):
Industrials (1.4%):
Experian PLC	127,774	3,550,164

Italy (4.4%):
Financials (0.7%):
Banca Generali SpA	85,059	1,766,996

Health Care (1.2%):
Recordati SpA	70,340	2,962,796

Utilities (2.5%):
Enel SpA	893,986	6,164,883
		10,894,675
Japan (22.5%):
Communication Services (2.4%):
Kakaku.com, Inc.	58,900	1,077,399
Nippon Telegraph & Telephone Corp.	207,400	4,960,999
		6,038,398
Consumer Discretionary (3.9%):
Hikari Tsushin, Inc.	10,400	1,740,506
Toyota Motor Corp.	132,500	7,986,216
		9,726,722
Consumer Staples (1.8%):
Kobe Bussan Co. Ltd.	55,500	2,181,488
Matsumotokiyoshi Holdings Co. Ltd.	61,900	2,256,781
		4,438,269
Financials (2.5%):
Jafco Co. Ltd.	30,400	790,461
Mitsubishi UFJ Financial Group, Inc.	737,000	2,757,910
Tokio Marine Holdings, Inc.	59,300	2,713,625
		6,261,996
Health Care (2.8%):
Hoya Corp.	52,600	4,473,283
Shionogi & Co. Ltd.	51,800	2,551,997
		7,025,280
Industrials (4.6%):
en-japan, Inc.	29,200	542,584
Fuji Electric Co. Ltd.	114,900	2,576,686
Hitachi Construction Machinery Co. Ltd.	106,500	2,136,262
ITOCHU Corp.	123,600	2,558,212
Kyowa Exeo Corp.	60,100	1,332,926
OKUMA Corp.	27,100	869,148
Sanwa Holdings Corp.	171,100	1,328,951
		11,344,769
Information Technology (2.4%):
Fujitsu Ltd.	42,200	3,801,430
Oracle Corp.	18,000	1,570,232

Security Description	Shares	Value
Ulvac, Inc.	29,900	$708,019
		6,079,681
Real Estate (0.6%):
Sumitomo Realty & Development Co. Ltd. (a)	61,500	1,501,907

Utilities (1.5%):
Chubu Electric Power Co., Inc.	263,600	3,720,755
		56,137,777
Macau (0.7%):
Consumer Discretionary (0.7%):
Wynn Macau Ltd.	1,103,600	1,655,133

Netherlands (3.9%):
Communication Services (1.0%):
Koninklijke KPN NV	1,036,050	2,476,941

Financials (0.9%):
ING Groep NV	430,616	2,205,911

Industrials (2.0%):
Wolters Kluwer NV	69,248	4,909,099
		9,591,951
New Zealand (1.2%):
Health Care (1.2%):
Fisher & Paykel Healthcare Corp. Ltd.	164,193	2,983,770

Norway (1.0%):
Energy (0.3%):
Aker BP ASA (a)	54,248	681,542

Financials (0.7%):
SpareBank 1 SMN (a)	284,350	1,813,079
		2,494,621
Russian Federation (0.4%):
Materials (0.4%):
Evraz PLC	376,582	1,077,191

Spain (1.4%):
Communication Services (1.2%):
Telefonica SA	653,021	2,971,141

Financials (0.2%):
Banco Santander SA (a)	241,416	574,128
		3,545,269
Sweden (2.5%):
Industrials (2.5%):
Atlas Copco AB, Class B	171,681	4,998,458
Epiroc AB, Class B	126,432	1,247,294
		6,245,752
Switzerland (13.7%):
Consumer Staples (4.7%):
Nestle SA, Registered Shares	114,760	11,752,612

Financials (2.2%):
Cembra Money Bank AG	24,180	2,205,715
UBS Group AG, Registered Shares	341,652	3,132,924
		5,338,639
Health Care (6.8%):
Novartis AG, Registered Shares	90,542	7,472,715

Security Description	Shares	Value
Roche Holding AG	29,639	$9,540,077
		17,012,792
		34,104,043
United Kingdom (14.8%):
Consumer Discretionary (1.1%):
Next PLC	52,690	2,642,765

Consumer Staples (4.3%):
Diageo PLC	132,201	4,191,032
Imperial Brands PLC	173,078	3,193,454
Unilever PLC	65,824	3,318,726
		10,703,212
Energy (1.9%):
BP PLC	436,186	1,788,348
Royal Dutch Shell PLC, Class A	176,648	3,068,295
		4,856,643
Financials (2.7%):
Close Brothers Group PLC	102,147	1,419,965
HSBC Holdings PLC	436,140	2,447,807
Legal & General Group PLC	1,163,736	2,748,904
		6,616,676
Health Care (1.0%):
Smith & Nephew PLC	138,869	2,445,805

Industrials (1.3%):
RELX PLC	155,755	3,323,399

Materials (2.5%):
Croda International PLC	25,809	1,361,296
Rio Tinto PLC	108,184	4,958,219
		6,319,515
		36,908,015
Total Common Stocks (Cost $283,297,902)		234,043,235

Exchange-Traded Funds (1.7%)
United States (1.7%):
iShares MSCI EAFE ETF	79,339	4,241,463
Total Exchange-Traded Funds (Cost $5,006,871)		4,241,463

Collateral for Securities Loaned^ (1.3%)
United States (1.3%):
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 0.71% (b)	76,503	76,503
Fidelity Investments Money Market Government Portfolio, Class I, 0.32% (b)	930,077	930,077
Fidelity Investments Prime Money Market Portfolio, Class I, 0.60% (b)	38,162	38,162
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 0.85% (b)	531,997	531,997
JPMorgan Prime Money Market Fund, Capital Class, 0.92% (b)	304,424	304,424
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 0.94% (b)	1,368,750	1,368,750
Total Collateral for Securities Loaned (Cost $3,249,913)		3,249,913

Total Investments (Cost $291,554,686) — 97.0%		241,534,611

Other assets in excess of liabilities — 3.0%		7,388,598
NET ASSETS - 100.00%		$248,923,209

^	Purchased with cash collateral from securities on loan.
(a)	All or a portion of this security is on loan.
(b)	Rate disclosed is the daily yield on March 31, 2020.

ETF—Exchange-Traded Fund

PLC—Public Limited Company

Victory Portfolios	Schedule of Portfolio Investments
Victory RS Global Fund	March 31, 2020
(Unaudited)

Security Description	Shares	Value
Common Stocks (96.7%)
Australia (2.0%):
Financials (0.7%):
Macquarie Group Ltd.	11,870	$631,966

Health Care (1.3%):
CSL Ltd.	5,971	1,082,022
		1,713,988
Belgium (0.3%):
Information Technology (0.3%):
Melexis NV	5,233	272,848

Bermuda (0.7%):
Industrials (0.7%):
Triton International Ltd.	22,076	571,106

Canada (1.7%):
Energy (0.4%):
Parex Resources, Inc. (a)	41,434	350,412

Industrials (0.7%):
Canadian Pacific Railway Ltd.	2,753	607,593

Materials (0.6%):
Kirkland Lake Gold Ltd.	16,829	495,744
		1,453,749
China (3.7%):
Communication Services (1.5%):
Tencent Holdings Ltd.	25,100	1,240,673

Consumer Staples (0.9%):
Foshan Haitan Flavouring & Food Co. Ltd., Class A	42,041	738,103

Financials (1.3%):
Industrial & Commercial Bank of China Ltd., Class H	1,618,000	1,103,801
		3,082,577
Denmark (1.1%):
Consumer Staples (1.1%):
Royal Unibrew A/S	12,276	882,727

France (4.5%):
Consumer Discretionary (1.7%):
Faurecia SE	17,084	500,110
LVMH Moet Hennessy Louis Vuitton SE	2,436	893,161
		1,393,271
Energy (1.4%):
Gaztransport Et Technigaz SA	4,542	326,926
TOTAL SA	22,109	832,812
		1,159,738
Financials (0.6%):
BNP Paribas SA	18,439	538,183

Materials (0.8%):
Arkema SA	10,469	714,570
		3,805,762
Germany (0.5%):
Industrials (0.5%):
Washtec AG	9,510	376,221

Security Description	Shares	Value
Hong Kong (0.7%):
Energy (0.7%):
CNOOC Ltd.	527,957	$548,657

India (0.9%):
Consumer Staples (0.9%):
Nestle India Ltd.	3,598	778,020

Indonesia (0.5%):
Communication Services (0.5%):
PT Telekomunikasi Indonesia (Persero) Tbk	2,321,000	451,054

Ireland (1.6%):
Industrials (1.6%):
Eaton Corp. PLC	17,129	1,330,752

Italy (3.1%):
Financials (0.4%):
Banca Generali SpA	15,597	324,008

Health Care (0.9%):
Recordati SpA	18,600	783,452

Utilities (1.8%):
Enel SpA	213,859	1,474,761
		2,582,221
Japan (6.0%):
Communication Services (0.3%):
Kakaku.com, Inc.	11,700	214,017

Consumer Discretionary (1.9%):
Hikari Tsushin, Inc.	3,000	502,069
Toyota Motor Corp.	18,600	1,121,084
		1,623,153
Consumer Staples (0.4%):
Kobe Bussan Co. Ltd.	8,800	345,894

Financials (0.7%):
Jafco Co. Ltd.	11,300	293,823
Resona Holdings, Inc.	81,196	243,484
		537,307
Health Care (1.5%):
As One Corp.	4,379	386,835
Hoya Corp.	9,900	841,930
		1,228,765
Industrials (1.0%):
en-japan, Inc.	16,100	299,165
Hitachi Construction Machinery Co. Ltd.	20,500	411,205
OKUMA Corp.	4,900	157,152
		867,522
Information Technology (0.2%):
Ulvac, Inc.	7,200	170,493
		4,987,151
Korea, Republic Of (1.1%):
Information Technology (1.1%):
Samsung Electronics Co. Ltd.	23,633	919,000

Security Description	Shares	Value
Macau (0.5%):
Consumer Discretionary (0.5%):
Wynn Macau Ltd.	268,800	$403,135

Mexico (0.3%):
Industrials (0.3%):
Promotora y Operadora de Infraestructura SAB de CV (a)	37,203	249,782

Netherlands (1.7%):
Industrials (1.7%):
Wolters Kluwer NV	20,231	1,434,207

New Zealand (1.1%):
Health Care (1.1%):
Fisher & Paykel Healthcare Corp. Ltd.	50,137	911,106

Norway (0.9%):
Energy (0.2%):
Aker BP ASA (b)	17,540	220,363

Financials (0.7%):
SpareBank 1 SMN (b)	87,986	561,018
		781,381
Russian Federation (0.3%):
Materials (0.3%):
Evraz PLC	75,286	215,351

Singapore (1.5%):
Financials (1.5%):
Singapore Exchange Ltd.	196,600	1,266,594

Sweden (1.8%):
Industrials (1.8%):
Atlas Copco AB, Class B	33,917	987,487
Nolato AB, Class B	10,769	486,012
		1,473,499
Switzerland (2.5%):
Health Care (2.5%):
Roche Holding AG	6,521	2,098,952

Taiwan (0.6%):
Financials (0.6%):
Cathay Financial Holding Co. Ltd.	439,000	511,037

United Kingdom (4.7%):
Consumer Discretionary (0.4%):
Next PLC	7,549	378,634

Consumer Staples (1.7%):
Diageo PLC	17,445	553,041
Imperial Brands PLC	31,608	583,198
Unilever PLC	5,979	301,450
		1,437,689
Financials (0.6%):
Close Brothers Group PLC	22,380	311,108
HSBC Holdings PLC	28,117	157,805
		468,913
Industrials (0.6%):
RELX PLC	22,128	472,153

Materials (1.4%):
Croda International PLC	4,340	228,913

Security Description	Shares	Value
Rio Tinto PLC	20,720	$949,626
		1,178,539
		3,935,928
United States (52.4%):
Communication Services (4.9%):
Alphabet, Inc., Class C (a)	1,298	1,509,327
Facebook, Inc., Class A (a)	6,734	1,123,231
Verizon Communications, Inc.	27,682	1,487,354
		4,119,912
Consumer Discretionary (6.5%):
Amazon.com, Inc. (a)	1,128	2,199,284
McDonald’s Corp.	6,283	1,038,894
Ross Stores, Inc.	13,749	1,195,751
The TJX Cos., Inc.	20,827	995,739
		5,429,668
Consumer Staples (4.8%):
Colgate-Palmolive Co.	22,350	1,483,146
PepsiCo, Inc.	16,021	1,924,122
The Estee Lauder Cos., Inc., Class A	3,828	609,954
		4,017,222
Energy (1.1%):
ConocoPhillips	17,508	539,247
Phillips 66	7,702	413,212
		952,459
Financials (8.2%):
Bank of America Corp.	49,652	1,054,112
CME Group, Inc.	3,601	622,649
JPMorgan Chase & Co.	18,588	1,673,478
MSCI, Inc.	5,740	1,658,630
The PNC Financial Services Group, Inc.	6,690	640,367
The Progressive Corp.	16,578	1,224,119
		6,873,355
Health Care (7.8%):
Amedisys, Inc. (a)	5,680	1,042,507
Amgen, Inc.	5,920	1,200,162
CVS Health Corp.	22,420	1,330,178
Eli Lilly & Co.	9,015	1,250,561
Johnson & Johnson	13,098	1,717,541
		6,540,949
Industrials (3.1%):
3M Co.	7,048	962,122
HD Supply Holdings, Inc. (a)	18,707	531,840
Honeywell International, Inc.	7,953	1,064,032
		2,557,994
Information Technology (13.6%):
Apple, Inc.	12,360	3,143,024
Cisco Systems, Inc.	31,122	1,223,406
Mastercard, Inc., Class A	8,378	2,023,790
Microsoft Corp.	24,931	3,931,868
Texas Instruments, Inc.	10,690	1,068,252
		11,390,340
Real Estate (1.2%):
Prologis, Inc.	12,991	1,044,087

Security Description	Shares	Value
Utilities (1.2%):
MGE Energy, Inc.	15,397	$1,008,041
		43,934,027
Total Common Stocks (Cost $81,128,919)		80,970,832

Preferred Stocks (0.4%)
Brazil (0.4%):
Financials (0.4%):
Itau Unibanco Holding SA	77,515	344,508
Total Preferred Stocks (Cost $587,117)		344,508

Exchange-Traded Funds (0.0%)(c)
United States (0.0%):(c)
iShares MSCI ACWI ETF	635	39,732
Total Exchange-Traded Funds (Cost $43,466)		39,732

Collateral for Securities Loaned ^(0.9%)
United States (0.9%):
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 0.71% (d)	18,194	18,194
Fidelity Investments Money Market Government Portfolio, Class I, 0.32% (d)	221,195	221,195
Fidelity Investments Prime Money Market Portfolio, Class I, 0.60% (d)	9,076	9,076
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 0.85% (d)	126,522	126,522
JPMorgan Prime Money Market Fund, Capital Class, 0.92% (d)	72,400	72,400
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 0.94% (d)	325,523	325,523
Total Collateral for Securities Loaned (Cost $772,910)		772,910
Total Investments (Cost $82,532,412) — 98.0%		82,127,982
Other assets in excess of liabilities — 2.0%		1,642,327
NET ASSETS - 100.00%		$83,770,309

^	Purchased with cash collateral from securities on loan.
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Amount represents less than 0.05% of net assets.
(d)	Rate disclosed is the daily yield on March 31, 2020.

ETF—Exchange-Traded Fund

PLC—Public Limited Company

Victory Portfolios	Schedule of Portfolio Investments
Victory Sophus Emerging Markets Fund	March 31, 2020
(Unaudited)

Security Description	Shares	Value
Common Stocks (97.7%)

Brazil (5.6%):
Consumer Discretionary (0.7%):
Cyrela Brazil Realty SA Empreendimentos e Participacoes	316,900	$861,894
Grupo SBF SA (a)	246,400	1,141,105
		2,002,999

Energy (0.6%):
Petroleo Brasileiro SA, ADR	299,713	1,648,421

Financials (1.7%):
Banco Bradesco SA, ADR	620,749	2,520,241
Banco do Brasil SA	473,400	2,541,360
		5,061,601

Health Care (0.3%):
Qualicorp Consultoria e Corretora de Seguros SA	230,200	1,045,699

Industrials (0.5%):
Cia de Locacao das Americas	484,200	977,664
JSL SA	163,000	406,300
		1,383,964

Materials (0.5%):
Klabin SA	485,300	1,493,647

Real Estate (0.5%):
Aliansce Sonae Shopping Centers SA (a)	280,621	1,436,783

Utilities (0.8%):
Neoenergia SA	665,600	2,202,311
		16,275,425
Chile (0.0%):(b)
Financials (0.0%):(b)
Banco de Credito e Inversiones SA	1	34

China (40.1%):
Communication Services (8.1%):
Tencent Holdings Ltd.	473,115	23,385,699

Consumer Discretionary (12.8%):
Alibaba Group Holding Ltd., ADR (a)	119,632	23,266,031
Gree Electric Appliances, Inc., Class A	261,800	1,906,687
Huayu Automotive Systems Co. Ltd., Class A	465,800	1,400,016
JD.com, Inc., ADR (a)	99,760	4,040,280
Meituan Dianping, Class B (a)	153,400	1,828,778
New Oriental Education & Technology Group, Inc., ADR (a)	23,657	2,560,634
Tongcheng-Elong Holdings Ltd. (a)	1,424,400	1,975,249
		36,977,675

Consumer Staples (1.5%):
Ausnutria Dairy Corp. Ltd.	1,076,000	1,690,808
Jonjee Hi-Tech Industrial and Commercial Holding Co. Ltd., Class A	225,600	1,511,317
Wuliangye Yibin Co. Ltd., Class A	71,650	1,152,561
		4,354,686

Energy (1.5%):
China Oilfield Services Ltd., Class H	1,836,000	1,401,677
CNOOC Ltd., ADR	28,999	3,000,526
		4,402,203

Financials (7.2%):
China Construction Bank Corp., Class H	9,411,857	7,650,647
China Galaxy Securities Co. Ltd., Class H	5,881,000	2,822,333
China Merchants Bank Co. Ltd., Class H	939,500	4,203,244

Security Description	Shares	Value
Ping An Insurance Group Co. of China Ltd. (c)	616,500	$6,021,094
		20,697,318

Health Care (1.0%):
Wuxi Biologics Cayman, Inc. (a)(d)	219,500	2,802,409

Industrials (1.6%):
China Conch Venture Holdings Ltd.	377,000	1,672,047
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class H	3,943,800	2,837,032
		4,509,079

Information Technology (2.8%):
Beijing Sinnet Technology Co. Ltd., Class A	377,500	1,253,805
Beijing Thunisoft Corp. Ltd., Class A	403,200	1,449,987
Kingdee International Software Group Co. Ltd.	865,000	1,137,809
Venustech Group, Inc., Class A	433,200	2,239,595
Xinyi Solar Holdings Ltd.	3,906,000	2,167,113
		8,248,309

Materials (2.0%):
Anhui Conch Cement Co. Ltd., Class H	546,000	3,750,934
Hengli Petrochemical Co. Ltd., Class A	1,116,900	1,939,423
		5,690,357

Real Estate (1.6%):
China SCE Group Holdings Ltd.	5,088,000	2,245,563
Sunac China Holdings Ltd.	537,000	2,449,211
		4,694,774
		115,762,509
Greece (0.9%):
Communication Services (0.5%):
Hellenic Telecommunications Organization SA	121,320	1,466,176

Financials (0.4%):
National Bank of Greece SA (a)	765,458	1,009,637

		2,475,813
Hong Kong (4.1%):
Consumer Discretionary (0.7%):
Geely Automobile Holdings Ltd. (c)	1,301,000	1,888,102

Energy (0.6%):
Kunlun Energy Co. Ltd.	3,080,000	1,780,018

Health Care (0.9%):
CSPC Pharmaceutical Group Ltd.	1,314,000	2,584,839

Information Technology (0.7%):
Kingboard Laminates Holdings Ltd.	2,165,500	1,981,497

Real Estate (1.2%):
Shimao Property Holdings Ltd.	1,000,000	3,465,735
		11,700,191

India (7.2%):
Consumer Discretionary (0.4%):
Aditya Birla Fashion and Retail Ltd. (a)	491,822	991,714
The Indian Hotels Co. Ltd.	222,062	219,316
		1,211,030

Consumer Staples (1.3%):
Hindustan Unilever Ltd.	102,896	3,120,839
Varun Beverages Ltd.	107,364	750,406
		3,871,245

Energy (1.4%):
Reliance Industries Ltd.	267,760	3,904,928

Security Description	Shares	Value
Financials (2.3%):
Axis Bank Ltd.	248,119	$1,240,640
Cholamandalam Investment and Finance Co. Ltd.	483,700	976,383
Housing Development Finance Corp. Ltd.	125,711	2,713,661
Multi Commodity Exchange of India Ltd.	120,513	1,787,091
		6,717,775

Information Technology (1.0%):
HCL Technologies Ltd.	248,597	1,434,138
Infosys Technologies Ltd., ADR	190,738	1,565,959
		3,000,097

Materials (0.8%):
UPL Ltd.	158,957	684,552
Vedanta Ltd.	1,729,438	1,466,507
		2,151,059
		20,856,134
Indonesia (1.1%):
Financials (0.5%):
PT Bank Negara Indonesia (Persero) Tbk	5,875,200	1,371,095

Industrials (0.2%):
PT Wijaya Karya (Persero) Tbk	13,688,000	693,786

Materials (0.4%):
PT Indocement Tunggal Prakarsa Tbk	1,455,900	1,109,482

		3,174,363
Korea, Republic Of (13.3%):
Communication Services (0.4%):
Innocean Worldwide, Inc.	23,902	1,034,853

Consumer Discretionary (1.4%):
Hyundai Mobis Co. Ltd.	15,900	2,199,685
Kia Motors Corp.	85,695	1,804,009
		4,003,694

Energy (0.5%):
SK Innovation Co. Ltd.	22,551	1,595,810

Financials (1.1%):
Hana Financial Group, Inc.	76,601	1,441,320
Samsung Securities Co. Ltd.	67,520	1,617,823
		3,059,143

Health Care (0.7%):
Hanmi Pharm Co. Ltd.	10,038	2,138,413

Industrials (1.0%):
Samsung Engineering Co. Ltd. (a)	140,004	1,153,716
SK Holdings Co. Ltd.	11,705	1,601,266
		2,754,982

Information Technology (8.2%):
Douzone Bizon Co. Ltd.	20,294	1,339,402
Samsung Electro-Mechanics Co. Ltd.	37,918	3,004,949
Samsung Electronics Co. Ltd.	344,573	13,399,173
SK Hynix, Inc.	88,221	5,964,832
		23,708,356

		38,295,251
Mexico (1.0%):
Financials (0.2%):
Gentera SAB de CV	1,846,163	705,448

Industrials (0.3%):
Controladora Vuela Cia de Aviacion SAB de CV, ADR (a)	222,976	764,807

Security Description	Shares	Value
Real Estate (0.5%):
Corp Inmobiliaria Vesta SAB de CV	1,217,878	$1,408,952
		2,879,207
Peru (0.9%):
Financials (0.9%):
Credicorp Ltd.	19,044	2,724,625

Philippines (1.4%):
Financials (1.4%):
BDO Unibank, Inc.	1,319,870	2,668,622
Metropolitan Bank & Trust Co.	1,806,970	1,417,228
		4,085,850

Poland (0.4%):
Energy (0.4%):
Grupa Lotos SA	81,786	1,021,552

Portugal (0.7%):
Consumer Staples (0.7%):
Jeronimo Martins SGPS SA	113,598	2,049,782

Russian Federation (3.0%):
Energy (1.8%):
LUKOIL PJSC, ADR	69,460	4,101,225
Rosneft Oil Co. PJSC, GDR	300,460	1,209,399
		5,310,624

Financials (0.6%):
Sberbank of Russia PJSC, ADR	179,492	1,690,784

Materials (0.6%):
MMC Norilsk Nickel PJSC, ADR	65,980	1,600,675
		8,602,083
Saudi Arabia (1.2%):
Consumer Discretionary (0.3%):
Leejam Sports Co. JSC	55,699	770,875

Financials (0.5%):
Arab National Bank	320,787	1,546,565

Industrials (0.4%):
Saudi Industrial Services Co.	250,053	1,139,139
		3,456,579
South Africa (2.5%):
Communication Services (1.1%):
Naspers Ltd., Class N	22,591	3,213,651

Consumer Staples (0.7%):
The SPAR Group Ltd.	193,158	1,957,162

Financials (0.3%):
Nedbank Group Ltd.	209,315	973,620

Materials (0.4%):
Gold Fields Ltd., ADR	253,600	1,204,600
		7,349,033
Taiwan (10.6%):
Consumer Discretionary (0.4%):
Hotai Motor Co. Ltd.	77,000	1,243,626

Financials (2.3%):
Chailease Holding Co. Ltd.	510,200	1,537,019
Fubon Financial Holding Co. Ltd.	1,722,000	2,128,895

Security Description	Shares	Value
Yuanta Financial Holding Co. Ltd.	5,524,000	$2,820,911
		6,486,825

Information Technology (7.9%):
Chilisin Electronics Corp.	660,000	1,746,878
Globalwafers Co. Ltd.	293,000	3,273,620
Micro-Star International Co. Ltd.	996,000	2,911,730
Taiwan Semiconductor Manufacturing Co. Ltd.	1,352,998	12,182,734
Walsin Technology Corp.	509,000	2,689,706
		22,804,668
		30,535,119
Thailand (1.4%):
Communication Services (0.4%):
Advanced Info Service PCL	197,500	1,197,740
Plan B Media PCL	782,200	69,458
		1,267,198

Industrials (0.4%):
Gunkul Engineering PCL	19,056,400	1,271,494

Materials (0.6%):
Tipco Asphalt PCL	3,169,200	1,642,036
		4,180,728
Turkey (1.0%):
Communication Services (0.6%):
Turk Telekomunikasyon A/S (a)	1,834,200	1,859,972

Consumer Discretionary (0.4%):
Tofas Turk Otomobil Fabrikasi A/S	438,561	1,091,029
		2,951,001

United Kingdom (1.3%):
Materials (1.3%):
Anglo American PLC	92,807	1,625,927
Antofagasta PLC	209,034	1,995,893
		3,621,820
Total Common Stocks (Cost $319,670,815)		281,997,099

Preferred Stocks (0.3%)
Brazil (0.3%):
Industrials (0.3%):
Randon SA Implementos e Participacoes	754,800	791,805
Total Preferred Stocks (Cost $1,602,583)		791,805

Collateral for Securities Loaned^ (0.2%)
United States (0.2%):
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 0.71% (e)	11,917	11,917
Fidelity Investments Money Market Government Portfolio, Class I, 0.32% (e)	144,885	144,885
Fidelity Investments Prime Money Market Portfolio, Class I, 0.60% (e)	5,945	5,945
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 0.85% (e)	82,873	82,873
JPMorgan Prime Money Market Fund, Capital Class, 0.92% (e)	47,422	47,422

Security Description	Shares	Value
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 0.94% (e)	213,220	$213,220
Total Collateral for Securities Loaned (Cost $506,262)		506,262

Total Investments (Cost $321,779,660) — 98.2%		283,295,166
Other assets in excess of liabilities — 1.8%		5,174,876
NET ASSETS - 100.00%		$288,470,042

^                  Purchased with cash collateral from securities on loan.

(a)         Non-income producing security.

(b)         Amount represents less than 0.05% of net assets.

(c)          All or a portion of this security is on loan.

(d)         Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund’s Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. As of March 31, 2020, the fair value of these securities was $2,802,409 and amounted to 1.0% of net assets.

(e)          Rate disclosed is the daily yield on March 31, 2020.

ADR—American Depositary Receipt

GDR—Global Depositary Receipt

PCL—Public Company Limited

PLC—Public Limited Company

Victory Portfolios	Schedule of Portfolio Investments
Victory Sophus Emerging Markets Small Cap Fund	March 31, 2020
(Unaudited)

Security Description	Shares	Value
Common Stocks (95.7%)

Brazil (5.8%):
Consumer Discretionary (1.2%):
Even Construtora e Incorporadora SA (a)	16,300	$19,170
Grupo SBF SA (a)	6,800	31,491
		50,661

Health Care (0.7%):
Qualicorp Consultoria e Corretora de Seguros SA	6,500	29,527

Industrials (1.2%):
Cia de Locacao das Americas	12,000	24,230
JSL SA	9,700	24,178
		48,408

Materials (0.8%):
Klabin SA	10,200	31,393

Real Estate (0.6%):
Aliansce Sonae Shopping Centers SA (a)	4,590	23,501

Utilities (1.3%):
Cia de Saneamento Do Parana	7,800	35,807
Neoenergia SA	6,000	19,853
		55,660
		239,150
Canada (0.6%):
Energy (0.6%):
Parex Resources, Inc. (a)	2,682	22,682

China (16.8%):
Consumer Discretionary (2.8%):
China Kepei Education Group Ltd.	92,000	47,842
Hangzhou Robam Appliances Co. Ltd., Class A	9,400	37,340
Tongcheng-Elong Holdings Ltd. (a)	21,600	29,953
		115,135

Consumer Staples (2.3%):
Anhui Kouzi Distillery Co. Ltd., Class A	5,000	28,873
Ausnutria Dairy Corp. Ltd.	26,000	40,856
Jonjee Hi-Tech Industrial and Commercial Holding Co. Ltd., Class A	3,800	25,456
		95,185

Energy (0.7%):
China Suntien Green Energy Corp. Ltd., Class H (a)	176,000	30,474

Health Care (0.6%):
Luye Pharma Group Ltd. (b)	56,500	27,226

Industrials (1.6%):
Binjiang Service Group Co. Ltd.	17,500	26,435
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class H	53,000	38,126
		64,561

Information Technology (4.1%):
Beijing Sinnet Technology Co. Ltd., Class A	7,900	26,238
Beijing Thunisoft Corp. Ltd., Class A	7,200	25,893
Chinasoft International Ltd. (c)	72,000	37,149
Venustech Group, Inc., Class A	8,200	42,393
Xinyi Solar Holdings Ltd.	64,000	35,508
		167,181

Materials (1.7%):
China Oriental Group Co. Ltd.	92,000	23,390
West China Cement Ltd.	304,000	46,746
		70,136

Security Description	Shares	Value
Real Estate (3.0%):
China SCE Group Holdings Ltd.	111,000	$48,989
Times China Holdings Ltd.	25,000	41,198
Yuzhou Properties Co. Ltd.	77,000	32,438
		122,625
		692,523
Egypt (1.0%):
Health Care (1.0%):
Cleopatra Hospital (a)	134,510	39,430

Greece (1.3%):
Utilities (1.3%):
Terna Energy SA	6,515	52,106

Hong Kong (1.1%):
Information Technology (1.1%):
Kingboard Laminates Holdings Ltd.	51,000	46,666

India (13.3%):
Consumer Discretionary (2.0%):
Aditya Birla Fashion and Retail Ltd. (a)	22,991	46,359
The Indian Hotels Co. Ltd.	34,397	33,972
		80,331

Consumer Staples (0.9%):
Varun Beverages Ltd.	5,456	38,134

Energy (1.1%):
Petronet LNG Ltd.	17,045	45,007

Financials (2.5%):
Cholamandalam Investment and Finance Co. Ltd.	14,740	29,754
Manappuram Finance Ltd.	22,605	28,106
Multi Commodity Exchange of India Ltd.	3,001	44,502
		102,362

Health Care (1.3%):
Alkem Laboratories Ltd.	1,744	53,174

Industrials (1.7%):
Engineers India Ltd.	46,806	37,165
PNC Infratech Ltd.	26,081	32,482
		69,647

Information Technology (1.0%):
Mphasis Ltd.	4,762	41,631

Materials (2.0%):
Berger Paints India Ltd.	3,784	24,825
JK Lakshmi Cement Ltd.	8,386	21,660
Mishra Dhatu Nigam Ltd. (b)	15,356	36,221
		82,706

Utilities (0.8%):
CESC Ltd.	6,183	33,334

		546,326
Indonesia (3.6%):
Consumer Discretionary (0.5%):
PT Mitra Adiperkasa Tbk	792,700	22,966

Financials (0.6%):
PT Bank Tabungan Pensiunan Nasional Syariah Tbk (a)	187,200	24,386

Industrials (0.4%):
PT Wijaya Karya (Persero) Tbk	301,400	15,277

Security Description	Shares	Value
Materials (1.7%):
PT Indocement Tunggal Prakarsa Tbk	42,600	$32,464
PT Merdeka Copper Gold Tbk (a)	595,600	36,979
		69,443

Real Estate (0.4%):
PT Bekasi Fajar Industrial Estate Tbk	2,493,800	15,489
		147,561
Korea, Republic Of (15.5%):
Communication Services (1.0%):
Innocean Worldwide, Inc.	961	41,607

Consumer Discretionary (0.9%):
Hyosung TNC Co. Ltd.	402	36,223

Financials (1.1%):
KIWOOM Securities Co. Ltd.	823	46,841

Health Care (4.4%):
Caregen Co. Ltd. (d)(e)	571	32,298
Dong-A ST Co. Ltd.	562	36,979
Il Dong Pharmaceutical Co. Ltd.	3,306	33,894
Interojo Co. Ltd.	2,113	37,872
I-Sens, Inc.	2,298	38,037
		179,080

Industrials (1.4%):
Korea Line Corp. (a)	2,865	30,977
Samsung Engineering Co. Ltd. (a)	3,077	25,356
		56,333

Information Technology (5.5%):
Douzone Bizon Co. Ltd.	539	35,574
HyVision System, Inc.	6,112	38,457
LG Innotek Co. Ltd.	215	19,788
SFA Engineering Corp.	1,328	33,565
TES Co. Ltd.	2,166	33,958
Tokai Carbon Korea Co. Ltd.	715	35,892
Unitest, Inc.	3,273	30,591
		227,825

Materials (1.2%):
Hansol Chemical Co. Ltd.	754	48,740

		636,649
Malaysia (1.2%):
Financials (1.2%):
RHB Bank Bhd	44,700	48,695

Mexico (1.9%):
Financials (0.7%):
Gentera SAB de CV	71,552	27,341

Industrials (1.2%):
Controladora Vuela Cia de Aviacion SAB de CV, ADR (a)	5,745	19,705
Grupo Traxion SAB de CV (a)(b)	61,192	30,996
		50,701
		78,042

Peru (1.4%):
Financials (0.8%):
Intercorp Financial Services, Inc.	1,081	32,376

Industrials (0.6%):
Ferreycorp SAA	62,834	23,076
		55,452

Security Description	Shares	Value
Philippines (1.5%):
Financials (0.8%):
Metropolitan Bank & Trust Co.	43,620	$34,212

Industrials (0.7%):
Cebu Air, Inc.	30,930	27,511
		61,723

Poland (0.6%):
Energy (0.6%):
Grupa Lotos SA	2,043	25,518

Saudi Arabia (1.7%):
Consumer Discretionary (0.8%):
Leejam Sports Co. JSC	2,427	33,590

Industrials (0.9%):
Saudi Industrial Services Co.	7,630	34,759
		68,349

Singapore (0.8%):
Real Estate (0.8%):
Ascendas India Trust	40,900	34,425

South Africa (2.5%):
Consumer Staples (0.9%):
The SPAR Group Ltd.	3,931	39,831

Financials (0.5%):
Transaction Capital Ltd.	29,587	20,139

Materials (1.1%):
Gold Fields Ltd., ADR	4,981	23,660
Impala Platinum Holdings Ltd.	5,001	20,857
		44,517
		104,487

Taiwan (19.3%):
Consumer Discretionary (3.8%):
Power Wind Health Industry, Inc.	7,692	33,492
Poya International Co. Ltd.	5,000	70,816
Tong Yang Industry Co. Ltd.	28,000	29,430
Topkey Corp.	8,000	23,960
		157,698

Financials (2.1%):
Chailease Holding Co. Ltd.	14,330	43,170
China Life Insurance Co. Ltd. (a)	76,000	42,045
		85,215

Industrials (1.4%):
Taiwan Secom Co. Ltd.	22,000	59,399

Information Technology (10.7%):
Chilisin Electronics Corp.	14,000	37,055
FLEXium Interconnect, Inc.	21,000	65,451
Formosa Sumco Technology Corp.	9,000	38,335
Global Unichip Corp.	6,000	36,162
Holy Stone Enterprise Co. Ltd.	15,000	43,877
Lelon Electronics Corp.	38,000	34,248
Micro-Star International Co. Ltd.	21,000	61,392
Sino-American Silicon Products, Inc.	15,000	38,405
Walsin Technology Corp.	6,000	31,706
Wistron Corp.	65,000	52,559
		439,190

Security Description	Shares	Value
Materials (1.3%):
Shinkong Synthetic Fibers Corp.	160,000	$52,784
		794,286

Thailand (3.5%):
Communication Services (0.9%):
Major Cineplex Group PCL (c)	45,700	18,698
Plan B Media PCL	196,800	17,475
		36,173

Financials (0.9%):
Kiatnakin Bank PCL, Class F	29,400	34,609

Industrials (0.8%):
Gunkul Engineering PCL	510,500	34,062

Materials (0.9%):
Tipco Asphalt PCL	72,100	37,357
		142,201

Turkey (2.3%):
Communication Services (0.9%):
Turk Telekomunikasyon A/S (a)	36,589	37,103

Consumer Discretionary (1.4%):
Kordsa Teknik Tekstil A/S	23,977	34,336
Tofas Turk Otomobil Fabrikasi A/S	10,088	25,097
		59,433
		96,536
Total Common Stocks (Cost $5,347,083)		3,932,807

Preferred Stocks (1.3%)
Brazil (1.3%):
Financials (0.7%):
Banco do Estado do Rio Grande do Sul SA, Class B	11,900	27,326

Industrials (0.6%):
Randon SA Implementos e Participacoes	25,700	26,960

		54,286
Total Preferred Stocks (Cost $110,186)		54,286

Collateral for Securities Loaned^ (1.1%)
United States (1.1%):
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 0.71% (f)	1,076	1,076
Fidelity Investments Money Market Government Portfolio, Class I, 0.32% (f)	13,079	13,079
Fidelity Investments Prime Money Market Portfolio, Class I, 0.60% (f)	537	537
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 0.85% (f)	7,481	7,481
JPMorgan Prime Money Market Fund, Capital Class, 0.92% (f)	4,281	4,281
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 0.94% (f)	19,248	19,248
Total Collateral for Securities Loaned (Cost $45,702)		45,702

Total Investments (Cost $5,502,971) — 98.1%		4,032,795
Other assets in excess of liabilities — 1.9%		79,985
NET ASSETS - 100.00%		$4,112,780

^                  Purchased with cash collateral from securities on loan.

(a)         Non-income producing security.

(b)         Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund’s Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. As of March 31, 2020, the fair value of these securities was $94,443 and amounted to 2.3% of net assets.

(c)          All or a portion of this security is on loan.

(d)         Security was fair valued based using significant unobservable inputs as of March 31, 2020.

(e)          The Fund’s Adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees.  As of March 31, 2020, illiquid securities were 0.8% of the Fund’s net assets.

(f)           Rate disclosed is the daily yield on March 31, 2020.

ADR—American Depositary Receipt

PCL—Public Company Limited

Victory Portfolios	Schedule of Portfolio Investments
Victory RS Partners Fund	March 31, 2020
(Unaudited)

Security Description	Shares	Value
Common Stocks (96.0%)

Banks (8.1%):
Ameris Bancorp, Class A	76,510	$1,817,878
Atlantic Union Bankshares Corp.	60,390	1,322,541
Columbia Banking System, Inc.	89,246	2,391,793
First Hawaiian, Inc.	158,550	2,620,832
Investors Bancorp, Inc.	704,170	5,626,317
Pinnacle Financial Partners, Inc.	18,200	683,228
TCF Financial Corp.	212,245	4,809,471
UMB Financial Corp.	65,302	3,028,707
		22,300,767

Capital Markets (2.1%):
PJT Partners, Inc.(a)	135,730	5,889,325

Communication Services (2.0%):
World Wrestling Entertainment, Inc., Class A(a)	159,310	5,405,388

Consumer Discretionary (3.2%):
Penske Automotive Group, Inc.	238,691	6,683,348
Wolverine World Wide, Inc.	154,140	2,342,928
		9,026,276

Consumer Staples (9.6%):
BellRing Brands, Inc., Class A(b)	97,780	1,667,149
Hostess Brands, Inc.(b)	432,281	4,608,115
Nomad Foods Ltd.(b)	359,990	6,681,414
TreeHouse Foods, Inc.(b)	305,790	13,500,629
		26,457,307

Energy (1.1%):
Magnolia Oil & Gas Corp., Class A(a)(b)	772,420	3,089,680

Health Care (1.9%):
Halozyme Therapeutics, Inc.(b)	172,790	3,108,492
HMS Holdings Corp.(b)	87,070	2,200,259
		5,308,751

Industrials (8.2%):
American Woodmark Corp.(b)	54,750	2,494,958
Atkore International Group, Inc.(b)	163,130	3,437,149
Crane Co.	44,510	2,189,002
Finning International, Inc.	189,430	2,032,829
Regal Beloit Corp.	50,538	3,181,367
Rush Enterprises, Inc., Class A	50,240	1,603,661
SkyWest, Inc.(a)	151,140	3,958,357
The Timken Co.	117,620	3,803,831
		22,701,154

Information Technology (11.5%):
Euronet Worldwide, Inc.(b)	103,470	8,869,448
NCR Corp.(b)	245,990	4,354,023
Talend SA, ADR(a)(b)	318,470	7,143,282
Verint Systems, Inc.(a)(b)	262,500	11,287,500
		31,654,253

Insurance (23.5%):
Axis Capital Holdings Ltd.	290,310	11,220,482
Globe Life, Inc.	97,570	7,022,113
Kemper Corp.(a)	107,020	7,959,077
Mercury General Corp.	90,190	3,672,537

Security Description	Shares	Value
Primerica, Inc.	87,383	$7,731,648
ProAssurance Corp.(a)	95,000	2,375,000
Selective Insurance Group, Inc.	85,250	4,236,925
Stewart Information Services Corp.	238,720	6,366,662
The Hanover Insurance Group, Inc.	39,080	3,539,866
White Mountains Insurance Group Ltd.	11,650	10,601,500
		64,725,810

Materials (5.5%):
Graphic Packaging Holding Co.	853,270	10,409,894
Summit Materials, Inc., Class A(b)	315,407	4,731,105
		15,140,999

Real Estate (10.8%):
American Assets Trust, Inc.	170,540	4,263,500
Equity Commonwealth	349,451	11,081,090
Four Corners Property Trust, Inc.	142,610	2,668,233
Kennedy-Wilson Holdings, Inc.	196,530	2,637,433
Spirit Realty Capital, Inc.	130,786	3,420,054
Washington Real Estate Investment Trust	223,780	5,341,629
		29,411,939

Thrifts & Mortgage Finance (4.4%):
Kearny Financial Corp.(a)	264,330	2,270,595
PCSB Financial Corp.	133,690	1,870,323
TFS Financial Corp.(a)	523,640	7,995,983
		12,136,901

Utilities (4.1%):
Black Hills Corp.	73,025	4,675,790
NorthWestern Corp.	43,550	2,605,597
South Jersey Industries, Inc.(a)	169,480	4,237,000
		11,518,387
Total Common Stocks (Cost $306,515,040)		264,766,937

Preferred Stocks (0.2%)
Health Care (0.2%):
WellDoc, Inc.(c)(d)	1,587,483	587,369

Total Preferred Stocks (Cost $1,942,920)		587,369

Collateral for Securities Loaned^ (4.1%)
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 0.71%(e)	267,900	267,900
Fidelity Investments Money Market Government Portfolio, Class I, 0.32%(e)	3,256,990	3,256,990
Fidelity Investments Prime Money Market Portfolio, Class I, 0.60%(e)	133,638	133,638
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 0.85%(e)	1,862,976	1,862,976
JPMorgan Prime Money Market Fund, Capital Class, 0.92%(e)	1,066,048	1,066,048

Security Description	Shares	Value
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 0.94%(e)	4,793,160	$4,793,160
Total Collateral for Securities Loaned (Cost $11,380,711)		11,380,711

Total Investments (Cost $319,838,671) — 100.3%		276,735,017
Liabilities in excess of other assets — (0.3)%		(704,779)
NET ASSETS - 100.00%		$276,030,238

^                  Purchased with cash collateral from securities on loan.

(a)         All or a portion of this security is on loan.

(b)         Non-income producing security.

(c)          Security was fair valued based using significant unobservable inputs as of March 31, 2020.

(d)         The Fund’s Adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees.  As of March 31, 2020, illiquid securities were 0.2% of the Fund’s net assets.

(e)          Rate disclosed is the daily yield on March 31, 2020.

ADR—American Depositary Receipt

Victory Portfolios	Schedule of Portfolio Investments
Victory RS Value Fund	March 31, 2020
(Unaudited)

Security Description	Shares	Value
Common Stocks (96.0%)

Banks (2.8%):
First Hawaiian, Inc.	283,050	$4,678,817
TCF Financial Corp.	104,390	2,365,477
		7,044,294

Capital Markets (3.0%):
Cboe Global Markets, Inc.	86,170	7,690,673

Communication Services (2.0%):
World Wrestling Entertainment, Inc., Class A(a)	153,570	5,210,630

Consumer Discretionary (5.6%):
Aramark	114,365	2,283,869
LKQ Corp.(b)	442,520	9,076,085
Penske Automotive Group, Inc.	96,790	2,710,120
		14,070,074
Consumer Staples (7.1%):
Hostess Brands, Inc.(b)	167,440	1,784,910
Nomad Foods Ltd.(b)	343,830	6,381,485
TreeHouse Foods, Inc.(a)(b)	227,520	10,045,008
		18,211,403
Diversified Financial Services (2.8%):
Voya Financial, Inc.	173,930	7,052,862

Energy (1.0%):
Magnolia Oil & Gas Corp., Class A(a)(b)	642,980	2,571,920

Health Care (6.1%):
AmerisourceBergen Corp.	23,400	2,070,900
Bio-Rad Laboratories, Inc., Class A(b)	6,690	2,345,246
Humana, Inc.	20,460	6,424,849
Zimmer Biomet Holdings, Inc.	47,310	4,782,095
		15,623,090
Industrials (7.1%):
Crane Co.	122,560	6,027,501
Huntington Ingalls Industries, Inc.	11,390	2,075,372
Sensata Technologies Holding PLC(b)	89,090	2,577,374
SkyWest, Inc.	81,560	2,136,056
TFI International, Inc.	61,470	1,357,872
The Timken Co.	133,010	4,301,543
		18,475,718
Information Technology (10.4%):
Euronet Worldwide, Inc.(b)	97,053	8,319,383
NCR Corp.(b)	172,050	3,045,285
Talend SA, ADR(a)(b)	188,750	4,233,663
Verint Systems, Inc.(b)	249,210	10,716,030
		26,314,361
Insurance (15.9%):
Aflac, Inc.	281,870	9,651,228
Axis Capital Holdings Ltd.	108,050	4,176,133
Brown & Brown, Inc.	220,570	7,989,045
First American Financial Corp.	86,460	3,666,769
Kemper Corp.	91,950	6,838,322
RenaissanceRe Holdings Ltd.	55,010	8,214,093
		40,535,590

Security Description	Shares	Value
Materials (8.3%):
Graphic Packaging Holding Co.	720,290	$8,787,538
Sealed Air Corp.	378,950	9,363,855
Summit Materials, Inc., Class A(b)	203,380	3,050,700
		21,202,093
Mortgage Real Estate Investment Trusts (0.6%):
AGNC Investment Corp.	142,970	1,512,623

Real Estate (12.9%):
Corporate Office Properties Trust	121,850	2,696,541
Equity Commonwealth	266,323	8,445,101
Healthcare Trust of America, Inc., Class A(a)	196,210	4,763,979
Healthpeak Properties, Inc.(a)	125,570	2,994,845
Invitation Homes, Inc.	182,960	3,909,855
MGM Growth Properties LLC, Series A	296,130	7,009,397
Spirit Realty Capital, Inc.	125,098	3,271,313
		33,091,031
Thrifts & Mortgage Finance (1.4%):
Kearny Financial Corp.(a)	419,000	3,599,210

Utilities (9.0%):
AES Corp.	369,550	5,025,880
Atmos Energy Corp.	25,949	2,574,919
FirstEnergy Corp.	138,990	5,569,329
Vistra Energy Corp.	605,440	9,662,822
		22,832,950
Total Common Stocks (Cost $296,641,721)		245,038,522

Collateral for Securities Loaned^ (5.4%)
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 0.71%(c)	322,319	322,319
Fidelity Investments Money Market Government Portfolio, Class I, 0.32%(c)	3,918,581	3,918,581
Fidelity Investments Prime Money Market Portfolio, Class I, 0.60%(c)	160,784	160,784
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 0.85%(c)	2,241,401	2,241,401
JPMorgan Prime Money Market Fund, Capital Class, 0.92%(c)	1,282,594	1,282,594
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 0.94%(c)	5,766,792	5,766,792
Total Collateral for Securities Loaned (Cost $13,692,471)		13,692,471

Total Investments (Cost $310,334,192) — 101.4%		258,730,993
Liabilities in excess of other assets — (1.4)%		(3,655,039)
NET ASSETS - 100.00%		$255,075,954

^                            Purchased with cash collateral from securities on loan.

(a)                   All or a portion of this security is on loan.

(b)                   Non-income producing security.

(c)                    Rate disclosed is the daily yield on March 31, 2020.

ADR—American Depositary Receipt

LLC—Limited Liability Company

PLC—Public Limited Company

Victory Portfolios	Schedule of Portfolio Investments
Victory RS Large Cap Alpha Fund	March 31, 2020
(Unaudited)

Security Description	Shares	Value
Common Stocks (97.4%)

Banks (7.0%):
Citigroup, Inc.	181,420	$7,641,410
JPMorgan Chase & Co.	74,400	6,698,232
The PNC Financial Services Group, Inc.	66,340	6,350,065
U.S. Bancorp	198,670	6,844,182
		27,533,889

Capital Markets (4.3%):
Cboe Global Markets, Inc.	190,258	16,980,527

Communication Services (9.6%):
Alphabet, Inc., Class A(a)	15,660	18,196,137
Facebook, Inc., Class A(a)	116,580	19,445,543
		37,641,680
Consumer Discretionary (4.2%):
Aramark	220,110	4,395,597
LKQ Corp.(a)	362,050	7,425,646
McDonald’s Corp.	27,730	4,585,155
		16,406,398
Consumer Staples (6.4%):
Keurig Dr Pepper, Inc.(b)	419,110	10,171,800
Mondelez International, Inc., Class A	295,590	14,803,147
		24,974,947
Energy (4.1%):
Chevron Corp.	116,345	8,430,359
Enterprise Products Partners LP(b)	540,500	7,729,150
		16,159,509
Health Care (14.6%):
Cigna Corp.	63,530	11,256,244
CVS Health Corp.	89,945	5,336,437
Humana, Inc.	30,270	9,505,385
Johnson & Johnson	79,510	10,426,147
Pfizer, Inc.	207,510	6,773,126
UnitedHealth Group, Inc.	27,475	6,851,716
Zimmer Biomet Holdings, Inc.	69,370	7,011,920
		57,160,975
Industrials (7.8%):
Air Canada(a)	432,920	4,845,775
Eaton Corp. PLC	124,070	9,638,998
Parker-Hannifin Corp.	56,070	7,273,961
Raytheon Co.	42,810	5,614,532
Union Pacific Corp.	21,670	3,056,337
		30,429,603
Information Technology (2.9%):
Visa, Inc., Class A	69,360	11,175,283

Insurance (15.6%):
Aflac, Inc.	482,210	16,510,870
Brown & Brown, Inc.	375,770	13,610,389
RenaissanceRe Holdings Ltd.	67,380	10,061,182
The Progressive Corp.	278,370	20,554,841
		60,737,282

Security Description	Shares	Value
Materials (3.0%):
Sealed Air Corp.	470,802	$11,633,517

Mortgage Real Estate Investment Trusts (0.9%):
AGNC Investment Corp.	319,870	3,384,225

Real Estate (8.1%):
Equity Commonwealth	355,520	11,273,539
Equity LifeStyle Properties, Inc.	80,670	4,636,912
Healthpeak Properties, Inc.	184,800	4,407,480
Invitation Homes, Inc.	533,950	11,410,511
		31,728,442
Utilities (8.9%):
Duke Energy Corp.	36,780	2,974,766
Exelon Corp.	249,380	9,179,678
FirstEnergy Corp.	223,580	8,958,851
Vistra Energy Corp.	849,900	13,564,404
		34,677,699
Total Common Stocks (Cost $402,416,523)		380,623,976

Collateral for Securities Loaned^ (1.9%)
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 0.71%(c)	175,987	175,987
Fidelity Investments Money Market Government Portfolio, Class I, 0.32%(c)	2,139,549	2,139,549
Fidelity Investments Prime Money Market Portfolio, Class I, 0.60%(c)	87,788	87,788
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 0.85%(c)	1,223,807	1,223,807
JPMorgan Prime Money Market Fund, Capital Class, 0.92%(c)	700,297	700,297
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 0.94%(c)	3,148,674	3,148,674
Total Collateral for Securities Loaned (Cost $7,476,102)		7,476,102

Total Investments (Cost $409,892,625) — 99.3%		388,100,078
Other assets in excess of liabilities — 0.7%		2,892,022
NET ASSETS - 100.00%		$390,992,100

^                            Purchased with cash collateral from securities on loan.

(a)                   Non-income producing security.

(b)                   All or a portion of this security is on loan.

(c)                    Rate disclosed is the daily yield on March 31, 2020.

LP—Limited Partnership

PLC—Public Limited Company

Victory Portfolios	Schedule of Portfolio Investments
Victory RS Investors Fund	March 31, 2020
(Unaudited)

Security Description	Shares	Value
Common Stocks (97.0%)

Banks (4.1%):
Citigroup, Inc.	11,500	$484,380
First Hawaiian, Inc.	34,040	562,681
		1,047,061

Capital Markets (3.8%):
Cboe Global Markets, Inc.	11,050	986,213

Communication Services (14.2%):
Alphabet, Inc., Class A(a)	1,252	1,454,761
Facebook, Inc., Class A(a)	9,740	1,624,632
World Wrestling Entertainment, Inc., Class A(b)	17,200	583,596
		3,662,989
Consumer Discretionary (4.9%):
LKQ Corp.(a)	61,140	1,253,981

Consumer Staples (10.0%):
Nomad Foods Ltd.(a)	32,960	611,738
TreeHouse Foods, Inc.(a)	44,320	1,956,728
		2,568,466
Health Care (5.1%):
Cigna Corp.	3,300	584,694
Humana, Inc.	1,000	314,020
Zimmer Biomet Holdings, Inc.	4,120	416,450
		1,315,164
Information Technology (9.3%):
Euronet Worldwide, Inc.(a)	13,140	1,126,361
Verint Systems, Inc.(a)	29,480	1,267,640
		2,394,001
Insurance (22.7%):
Aflac, Inc.	38,000	1,301,121
Axis Capital Holdings Ltd.	16,700	645,455
Brown & Brown, Inc.	34,620	1,253,936
Mercury General Corp.	20,960	853,491
RenaissanceRe Holdings Ltd.	8,370	1,249,808
Stewart Information Services Corp.	21,370	569,938
		5,873,749

Materials (11.1%):
Graphic Packaging Holding Co.	110,690	1,350,418
Sealed Air Corp.	61,210	1,512,499
		2,862,917
Real Estate (2.8%):
Equity Commonwealth	23,120	733,135

Thrifts & Mortgage Finance (2.6%):
Kearny Financial Corp.	77,940	669,505

Utilities (6.4%):
Vistra Energy Corp.	102,920	1,642,603

Total Common Stocks (Cost $28,133,587)		25,009,784

Security Description	Shares	Value
Collateral for Securities Loaned^ (1.3%)
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 0.71%(c)	7,972	$7,972
Fidelity Investments Money Market Government Portfolio, Class I, 0.32%(c)	96,912	96,912
Fidelity Investments Prime Money Market Portfolio, Class I, 0.60%(c)	3,976	3,976
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 0.85%(c)	55,433	55,433
JPMorgan Prime Money Market Fund, Capital Class, 0.92%(c)	31,721	31,721
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 0.94%(c)	142,620	142,620
Total Collateral for Securities Loaned (Cost $338,635)		338,635

Total Investments (Cost $28,472,222) — 98.3%		25,348,419
Other assets in excess of liabilities — 1.7%		449,591
NET ASSETS - 100.00%		$25,798,010

^                            Purchased with cash collateral from securities on loan.

(a)                   Non-income producing security.

(b)                   All or a portion of this security is on loan.

(c)                    Rate disclosed is the daily yield on March 31, 2020.

Victory Portfolios	Schedule of Portfolio Investments
Victory Global Natural Resources Fund	March 31, 2020
(Unaudited)

Security Description	Shares	Value
Common Stocks (93.2%)

Chemicals (4.7%):
Sociedad Quimica y Minera de Chile SA, ADR(a)	131,665	$2,969,046

Energy Equipment & Services (1.6%):
Covia Holdings Corp.(a)(b)	1,782,824	1,018,706

Metals & Mining (40.2%):
Antofagasta PLC	203,947	1,945,221
First Quantum Minerals Ltd.	1,211,855	6,192,337
Newmont Goldcorp Corp.	48,490	2,195,627
Rio Tinto PLC, ADR	44,499	2,027,374
Turquoise Hill Resources Ltd.(a)(b)	33,845,812	12,922,331
		25,282,890

Oil, Gas & Consumable Fuels (46.7%):
Antero Resources Corp.(b)	2,309,278	1,646,284
ARC Resources Ltd.(a)	819,970	2,360,087
Berry Petroleum Corp.	381,078	918,398
Centennial Resource Development, Inc., Class A(a)(b)	1,479,561	389,125
Cheniere Energy, Inc.(b)	50,362	1,687,127
Concho Resources, Inc.	43,377	1,858,704
EOG Resources, Inc.	31,088	1,116,681
Laredo Petroleum, Inc.(a)(b)	535,670	203,447
Noble Energy, Inc.	125,551	758,328
PDC Energy, Inc.(a)(b)	259,124	1,609,160
Peyto Exploration & Development Corp.	1,733,135	1,835,244
Range Resources Corp.	4,270,905	9,737,664
Tourmaline Oil Corp.(a)	353,615	2,171,298
Whitecap Resources, Inc.	3,568,055	2,966,828
		29,258,375

Total Common Stocks (Cost $316,488,763)		58,529,017

Collateral for Securities Loaned^ (13.5%)
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 0.71%(c)	198,970	198,970
Fidelity Investments Money Market Government Portfolio, Class I, 0.32%(c)	2,418,959	2,418,959
Fidelity Investments Prime Money Market Portfolio, Class I, 0.60%(c)	99,252	99,252
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 0.85%(c)	1,383,628	1,383,628
JPMorgan Prime Money Market Fund, Capital Class, 0.92%(c)	791,751	791,751
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 0.94%(c)	3,559,869	3,559,869
Total Collateral for Securities Loaned (Cost $8,452,430)		8,452,430

Total Investments (Cost $324,941,193) — 106.7%		66,981,447
Liabilities in excess of other assets — (6.7)%		(4,218,282)
NET ASSETS - 100.00%		$62,763,165

^                            Purchased with cash collateral from securities on loan.

(a)                   All or a portion of this security is on loan.

(b)                   Non-income producing security.

(c)                    Rate disclosed is the daily yield on March 31, 2020.

ADR—American Depositary Receipt

PLC—Public Limited Company